                  SUPPLEMENT TO PROSPECTUS DATED JULY 31, 2002

     On pages 24 and 44 of The Barr Rosenberg Series Trust's July 31, 2002 Prospectus, the definition of U.S. Large Capitalization Securities was misstated. The definition should read, "(specifically, companies that have market capitalizations equal to or greater than $1.3 billion, which corresponds with the market capitalization of the smallest company in the Russell 1000 Index after the reconstitution of the Index on June 30, 2002)."

==============================================================================
                        BARR ROSENBERG SERIES TRUST
==============================================================================
         -  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
         -  AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
         -  AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
         -  AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
         -  AXA ROSENBERG ENHANCED 500 FUND
         -  AXA ROSENBERG INTERNATIONAL EQUITY FUND
         -  AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
         -  AXA ROSENBERG U.S. DISCOVERY FUND
         -  AXA ROSENBERG EUROPEAN FUND
         -  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
         -  AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND

                          JULY 31, 2002

PLEASE SEE THE INSIDE BACK COVER OF THIS PROSPECTUS FOR IMPORTANT PRIVACY POLICY INFORMATION.

BARR ROSENBERG SERIES TRUST IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY OFFERING ELEVEN DIVERSIFIED PORTFOLIOS WITH DIFFERENT INVESTMENT OBJECTIVES AND STRATEGIES. THE FUND'S INVESTMENT ADVISER IS AXA ROSENBERG INVESTMENT MANAGEMENT LLC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

-------------------------------------------------------------------------------
                                   SHAREHOLDER SERVICES
      1.800.555.5737 INSTITUTIONAL SHARES    1.800.447.3332 INVESTOR AND
      1.800.555.5737 REGISTERED INVESTMENT   ADVISER SHARES
      PROFESSIONALS
-------------------------------------------------------------------------------

[LOGO]AXA ROSENBERG MUTUAL FUNDS

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
RISK/RETURN SUMMARY.........................................      3

  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND..............      3
  AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND.....      5
  AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND................      8
  AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT
    EQUITY FUND.............................................     11
  AXA ROSENBERG ENHANCED 500 FUND...........................     14
  AXA ROSENBERG INTERNATIONAL EQUITY FUND...................     16
  AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND...............     18
  AXA ROSENBERG U.S. DISCOVERY FUND.........................     21
  AXA ROSENBERG EUROPEAN FUND...............................     22
  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND..............     24
  AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND.................     25

FEES AND EXPENSES...........................................     28

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES...     39

PRINCIPAL RISKS.............................................     46

CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED
  RISKS.....................................................     48

PERFORMANCE INFORMATION FROM THE ADVISER'S OTHER MID/SMALL
  CAPITALIZATION ACCOUNTS...................................     52

PERFORMANCE INFORMATION FROM THE ADVISER'S OTHER EUROPEAN
  ACCOUNTS..................................................     53

PERFORMANCE INFORMATION FROM THE ADVISER'S OTHER LARGE
  CAPITALIZATION ACCOUNTS...................................     55

THE ADVISER'S GENERAL INVESTMENT PHILOSOPHY.................     57

MANAGEMENT OF THE TRUST.....................................     59

MULTIPLE CLASSES............................................     64

PURCHASING SHARES...........................................     65

IRA ACCOUNTS................................................     67

REDEMPTION OF SHARES........................................     67

EXCHANGING SHARES...........................................     69

HOW THE TRUST PRICES SHARES OF THE FUNDS....................     69

DISTRIBUTIONS...............................................     70

TAXES.......................................................     71

OTHER INFORMATION...........................................     72

                              RISK/RETURN SUMMARY

    The following is a summary of certain key information about the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg European Fund, AXA Rosenberg U.S. Large Capitalization Fund and AXA Rosenberg U.S. Long/Short Equity Fund (each a "Fund" and, collectively, the "Funds"). This summary identifies each Fund's investment objective, principal investment strategies and principal risks. The principal risks of each Fund are identified and more fully discussed beginning on page 46. You can find more detailed descriptions of the Funds further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.

                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

    The Fund seeks a return greater than that of the Russell 2000 Index.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

    The Fund invests primarily in the common stocks of smaller companies that are traded principally in the markets of the United States. Under ordinary circumstances, at least 80% of the Fund's assets will be invested in these U.S. Small Capitalization Securities (specifically, companies that have market capitalizations of up to $1.3 billion, which corresponds with the market capitalization of the largest company in the Russell 2000 after the reconstitution of the Index on June 30, 2002). If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its assets in U.S. Small Capitalization Securities, the Fund would provide 60 days notice to its shareholders prior to the change's occurrence. The Fund will place relatively greater emphasis on capital appreciation than on current income. The Russell 2000 Index consists of the smallest 2000 securities in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index represents approximately 8% of the Russell 3000 Index total market capitalization.

    The Fund's Investment Adviser, AXA Rosenberg Investment Management LLC (the "Adviser") considers financial information and market trends ("fundamental" and "quantitative" investment criteria) in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Appraisal Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

SUMMARY OF PRINCIPAL RISKS

    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

    INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

    SMALL COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.

    PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 46.

PERFORMANCE INFORMATION

    The Fund's past performance (before and after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%) -- INSTITUTIONAL SHARES*

    This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

YEARLY PERFORMANCE

CALENDAR YEAR END  ANNUAL RETURN (%)
1992                          22.00%
1993                          22.50%
1994                           5.41%
1995                          38.18%
1996                          26.53%
1997                          30.63%
1998                          -4.03%
1999                          15.00%
2000                           5.19%
2001                          10.73%

------------------------

* For the period January 1, 2002 through June 30, 2002, the aggregate (non-annualized) total return of Institutional Shares was 9.68%.

    During all periods shown in the bar graph, the Fund's highest quarterly return was 17.45%, for the quarter ended 12/31/92, and its lowest quarterly return was -17.82%, for the quarter ended 9/30/98.

PERFORMANCE TABLE

    This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2001)

                                                                                        SINCE        SINCE
                                                                                      INCEPTION    INCEPTION
                                                                                     OF INVESTOR   OF ADVISER
                                                PAST ONE      PAST FIVE   PAST 10      SHARES        SHARES
                                                  YEAR          YEARS      YEARS     (10/22/96)    (1/21/97)
                                              -------------   ---------   --------   -----------   ----------
Institutional Shares*
  Return Before Taxes.......................          10.73%    10.92%      16.55%          --           --
  Return After Taxes on Distributions.......           9.37%     9.98%      10.48%          --           --
  Return After Taxes on Distributions and
    Sale of Fund Shares.....................           7.58%     8.75%      10.17%          --           --
Investor Shares.............................          10.46%    10.63%         --        11.82%          --
Adviser Shares..............................          10.50%       --          --           --        10.25%

Russell 2000 Index**........................           2.49%     7.52%      11.51%        8.31%        6.90%

------------------------

* After-tax returns are shown for Institutional Shares only and will vary for shares of the other Classes of the Fund because those Classes have higher expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** The Russell 2000 Index consists of the smallest 2000 securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.) The Russell 2000 Index represents approximately 8% of the total market capitalization of the Russell 3000 Index.

             AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

    The Fund seeks a return greater than that of the Cazenove Rosenberg Global Smaller Companies Index excluding the United States ("CRIexUS").

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

    The Fund invests primarily in equity securities of smaller companies that are traded principally in markets outside the United States with market capitalizations of between $20 million and $4 billion at the time of purchase by the Fund ("International Small Capitalization Companies"). This corresponds with the defining range (as of May 1, 2002) of market capitalization of companies in the CRIexUS, which represents the performance of companies in the lowest 15% by market capitalization in mature markets(1) other than the United States. The definition of International Small Capitalization Companies may change from time to time to correspond with the capitalization range of companies included in CRIexUS. Under normal circumstances, the Fund invests at least 80% of its assets in these International Small Capitalization Companies. If the Fund were to invest, under normal circumstances, less than 80% of the value of its assets in the securities of International Small Capitalization Companies, the Fund would provide 60 days

------------------------

(1) The Index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.

notice to its shareholders prior to the change's occurrence. The Fund will place relatively greater emphasis on capital appreciation than on current income. The CRIexUS is an unmanaged index of non-U.S. companies with market capitalizations of up to $4 billion.

    The Adviser considers fundamental and quantitative investment criteria in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Appraisal Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

SUMMARY OF PRINCIPAL RISKS

    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

    INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

    SMALL COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.

    FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). A foreign government may expropriate or nationalize invested assets, or impose withholding taxes on dividend or interest payments. The Fund may be unable to obtain and enforce judgments against foreign entities and issuers of foreign securities are subject to accounting, reporting and disclosure requirements that are different, and often less comprehensive, than those to which domestic issuers are subject. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

    CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of these types of investments would be adversely affected.

    PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 46.

PERFORMANCE INFORMATION

    The Fund's past performance (before and after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE(%) -- INSTITUTIONAL SHARES*

    This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

YEARLY PERFORMANCE

CALENDAR YEAR END  ANNUAL RETURN (%)
1997                         -11.73%
1998                           4.12%
1999                          24.67%
2000                           5.11%
2001                         -18.41%

------------------------

* For the period January 1, 2002 through June 30, 2002, the aggregate (non-annualized) total return of Institutional Shares was 12.82%.

    During all periods shown in the bar graph, the Fund's highest quarterly return was 17.17%, for the quarter ended 3/31/98, and its lowest quarterly return was -18.39%, for the quarter ended 9/30/98.

PERFORMANCE TABLE

    This table shows how the Fund's performance compares with the returns of an index with a similar investment orientation and the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2001)

                                                                                         SINCE           SINCE
                                                                                     INCEPTION OF      INCEPTION
                                                                                     INSTITUTIONAL    OF INVESTOR
                                                       PAST ONE        PAST FIVE        SHARES          SHARES
                                                         YEAR            YEARS         (9/23/96)      (10/29/96)
                                                    --------------   -------------   -------------   -------------
Institutional Shares*
  Return Before Taxes.............................          -18.41%          -0.35%         -0.26%              --
  Return After Taxes on Distributions.............          -19.19%          -2.02%         -1.84%              --
  Return After Taxes on Distributions and Sale of
    Fund Shares...................................          -11.21%          -1.00%         -0.89%              --
Investor Shares...................................          -18.51%          -0.65%            --            -0.63%

Salomon Smith Barney World ex US EMI**............          -15.70%          -1.12%         -1.06%           -1.05%
CRIexUS***........................................          -16.68%          -3.81%         -3.89%           -3.95%

------------------------

* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an individual's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** The Salomon Smith Barney World ex US EMI is an unmanaged, broad-based index of non-U.S. small/ mid-capitalization companies. The Index includes 21 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

*** The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S.
    (CRIexUS) is the benchmark for the AXA Rosenberg International Small Capitalization Fund. It is an unmanaged index of non-U.S. companies with market capitalizations up to $4 billion. The Index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K. Investors cannot invest directly in any Index.

                   AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE

    The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to have limited exposure to general equity market risk.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

    The Fund seeks to achieve its investment objective by buying common stocks that the Adviser believes are undervalued and by "selling short" stocks that the Adviser believes are overvalued. The Adviser's computerized investment process is designed to maintain continuously approximately equal dollar amounts invested in long and short positions, and the Fund seeks to have near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. The Fund invests in small and mid-capitalization stocks that are principally traded in the markets of the United States. The Fund measures its return by a comparison to the return on 3-Month U.S. Treasury Bills.

    By buying and selling short different stocks, the Fund attempts to limit the effect on its performance of, and the risk associated with, general U.S. stock market movements. Further, by maintaining approximately equal value exposures in its long and short portfolios, the Fund also attempts to limit the effects on its performance of, and the risk associated with, value and growth style swings in the broad market.

    The Adviser considers fundamental and quantitative investment criteria in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Appraisal Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

SUMMARY OF PRINCIPAL RISKS

    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

    INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risk associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. Because the Adviser could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

    MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that the Adviser will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization or other risk factors.

    RISK OF SHORT SALES. The Adviser may sell a security short by borrowing it from a third party and selling it at the then current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

    SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.

    STYLE RISK. The Adviser attempts to maintain approximately equal weight in value stocks in its long and short portfolios. There is a risk, however, that the Fund's performance will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets because the Adviser's risk control policy does not yield perfectly style-neutral portfolios.

    PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 46.

PERFORMANCE INFORMATION

    The Fund's past performance (before and after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%) -- INSTITUTIONAL SHARES*

    This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

YEARLY PERFORMANCE

CALENDAR YEAR END  ANNUAL RETURN (%)
1998                          -0.71%
1999                         -11.41%
2000                          -3.61%
2001                          11.58%

------------------------

* For the period January 1, 2002 through June 30, 2002, the aggregate (non-annualized) total return of Institutional Shares was 26.08%.

    During all periods shown in the bar graph, the Fund's highest quarterly return was 25.13%, for the quarter ended 9/30/01, and its lowest quarterly return was -12.12%, for the quarter ended 12/31/01.

PERFORMANCE TABLE

    This table shows how the Fund's performance compares with the returns of 3-Month U.S. Treasury Bills.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2001)

                                                                                  SINCE           SINCE
                                                                              INCEPTION OF      INCEPTION
                                                                              INSTITUTIONAL    OF INVESTOR
                                                                PAST ONE         SHARES          SHARES
                                                                  YEAR         (12/16/97)      (12/18/97)
                                                              -------------   -------------   -------------
Institutional Shares*
  Return Before Taxes.......................................          11.58%         -1.43%              --
  Return After Taxes on Distributions.......................          10.41%         -2.88%              --
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................           7.05%         -1.87%              --
Investor Shares.............................................          11.29%            --            -1.77%

3-Month U.S. T-Bills**......................................           3.92%          4.85%            4.85%

------------------------

* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an individual's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

       AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE

    The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to have limited exposure to general equity market risk.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

    The Fund seeks to achieve its investment objective by buying common stocks that the Adviser believes are undervalued and by "selling short" stocks that the Adviser believes are overvalued. The Adviser's computerized investment process is designed to maintain continually approximately equal dollar amounts invested in long and short positions. The Fund invests primarily in the 500 largest capitalization stocks that are principally traded in the markets of the United States. The Fund measures its return by a comparison to the return on 3-Month U.S. Treasury Bills.

    By buying and selling short different stocks, the Fund attempts to limit the effect on its performance of, and the risk associated with, general U.S. stock market movements. Further, by maintaining approximately equal value exposures in its long and short portfolios, the Fund also attempts to limit the effects on its performance of, and the risk associated with, value and growth style swings in the broad market.

    The Adviser considers fundamental and quantitative investment criteria in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations.

    Under normal circumstances, the Adviser's stock selection models will result in the Fund's long and short positions being overweighted in different sectors (including industries within different sectors). The Adviser selects sectors to overweight or underweight based on a bottom-up evaluation of the stocks within a sector. If the stock selection models find most stocks within a sector to be attractive, then the Adviser would tend to overweight that sector. If the stock selection models find most stocks within a sector to be unattractive, then the Adviser would tend to engage in more short sales with respect to issuers in that sector. The optimizer weighs the potential gain of a position against the risk in having overweighted/ underweighted industry exposures (in addition to other risk measures) and suggests trades to improve the return and risk characteristics of the portfolio.

SUMMARY OF PRINCIPAL RISKS

    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

    INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risk associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. Because the Adviser could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

    MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that the Adviser will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization, or other risk factors.

    RISK OF SHORT SALES. The Adviser may sell a security short by borrowing it from a third party and selling it at the then current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

    RISK OF OVERWEIGHTING. This is the risk that, by overweighting investments in certain sectors or industries of the U.S. stock market, the Fund will suffer a loss because of general advances or declines on the prices of stocks in those sectors or industries.

    STYLE RISK. The Adviser attempts to maintain approximately equal weight in value stocks in its long and short portfolios. There is a risk, however, that the Fund's performance will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets because the Adviser's risk control policy does not yield perfectly style-neutral portfolios.

    PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 46.

PERFORMANCE INFORMATION

    The Fund's past performance (before and after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%) -- INSTITUTIONAL SHARES*

    This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

YEARLY PERFORMANCE

CALENDAR YEAR END  ANNUAL RETURN (%)
1999                           7.58%
2000                          -9.74%
2001                          11.18%

------------------------

* For the period January 1, 2002 through June 30, 2002, the aggregate (non-annualized) total return of Institutional Shares was 17.53%.

    During all periods shown in the bar graph, the Fund's highest quarterly return was 17.02%, for the quarter ended 9/30/01, and its lowest quarterly return was -9.01%, for the quarter ended 12/31/01.

PERFORMANCE TABLE

    This table shows how the Fund's performance compares with the returns of 3-Month U.S. Treasury Bills.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2001)

                                                                                   SINCE           SINCE
                                                                                INCEPTION OF     INCEPTION
                                                                               INSTITUTIONAL    OF INVESTOR
                                                                 PAST ONE          SHARES         SHARES
                                                                   YEAR          (10/19/98)     (11/11/98)
                                                              --------------   --------------   -----------
Institutional Shares*
  Return Before Taxes.......................................           11.18%           4.53%         --
  Return After Taxes on Distributions.......................           10.05%           2.51%         --
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................            6.80%           2.60%         --
Investor Shares.............................................           10.91%             --        4.21%
3-Month U.S. T-Bills**......................................            3.92%           4.78%       4.78%

------------------------

* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an individual's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

                        AXA ROSENBERG ENHANCED 500 FUND

INVESTMENT OBJECTIVE

    The Fund seeks to outperform the total return of the S&P 500-Registered Trademark- Index.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

    The Fund seeks to achieve its investment objective by investing in companies that are included in the S&P 500-Registered Trademark- Index and domiciled in the United States. Under ordinary circumstances, at least 80% of the Fund's assets will be invested in securities of companies included in the S&P 500-Registered Trademark- Index. The Fund will generally overweight investments in such companies that the Adviser believes will outperform the S&P 500-Registered Trademark- Index and will generally underweight, or avoid altogether, investments in such companies that the Adviser believes will underperform the S&P 500-Registered Trademark- Index. The Fund attempts to maintain a level of risk that is similar to that associated with the S&P 500-Registered Trademark- Index generally. The S&P 500-Registered Trademark-Index is an unmanaged, weighted index of 500 U.S. industrial, transportation, utility and financial companies. If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its assets in securities of companies included in the S&P 500-Registered Trademark- Index, the Fund would provide 60 days notice to its shareholders prior to the change's occurrence.

    The Adviser considers fundamental and quantitative investment criteria in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Appraisal Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

SUMMARY OF PRINCIPAL RISKS

    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

    INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

    PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 46.

PERFORMANCE INFORMATION

    This chart and table shows how the Fund's performance compares with the returns of a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE(%) -- INSTITUTIONAL SHARES*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

YEARLY PERFORMANCE

CALENDAR YEAR END  ANNUAL RETURN (%)
2001                         -10.13%

------------------------

* For the period January 1, 2002 through June 30, 2002, the aggregate (non-annualized) total return of Institutional Shares was -9.27%.

    During all periods shown in the bar graph, the Fund's highest quarterly return was 8.57%, for the quarter ended 12/31/01, and its lowest quarterly return was -11.90%, for the quarter ended 9/30/01.

PERFORMANCE TABLE

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2001)

                                                                                  SINCE
                                                                PAST ONE        INCEPTION
                                                                  YEAR          (6/7/00)
                                                              -------------   -------------
Institutional Shares*
  Return Before Taxes.......................................         -10.13%         -15.02%
  Return After Taxes on Distributions.......................         -10.41%         -15.27%
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................          -6.17%         -12.02%

S&P 500-Registered Trademark- Index**.......................         -11.88%         -13.06%

------------------------

* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an individual's actual after-tax returns will depend on an his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** The S&P 500-Registered Trademark- Index is an unmanaged, weighted index of 500 U.S. industrial, transportation, utility and financial companies.

                    AXA ROSENBERG INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

    The Fund seeks a total return greater than that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index").

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

    The Fund invests in the common stocks of large foreign companies. Although the Fund invests primarily in the stocks of companies that comprise the MSCI-EAFE Index, it may invest up to 40% of its assets in the stocks of companies which are not part of the MSCI-EAFE Index but which have characteristics (such as industry classification and country of domicile) similar to those of the MSCI-EAFE companies. The MSCI-EAFE Index is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East. If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its assets in the common stocks of large foreign companies, the Fund would provide 60 days notice to its shareholders prior to the change's occurrence.

    The Adviser considers fundamental and quantitative investment criteria in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Appraisal Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

SUMMARY OF PRINCIPAL RISKS

    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

    INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

    FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). A foreign government may expropriate or nationalize invested assets, or impose withholding taxes on dividend or interest payments. The Fund may be unable to obtain and enforce judgments against foreign entities and issuers of foreign securities are subject to accounting, reporting and disclosure requirements that are different, and often less comprehensive, than those to which domestic issuers are subject. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

    CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of these types of investments would be adversely affected.

    PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 46.

PERFORMANCE INFORMATION

    This chart and table shows how the Fund's performance compares with the returns of a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE(%) -- INSTITUTIONAL SHARES*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

YEARLY PERFORMANCE

CALENDAR YEAR END  ANNUAL RETURN (%)
2001                         -19.98%

------------------------

* For the period January 1, 2002 through June 30, 2002, the aggregate (non-annualized) total return of Institutional Shares was 3.64%.

    During all periods shown in the bar graph, the Fund's highest quarterly return was 3.97%, for the quarter ended 12/31/01, and its lowest quarterly return was -14.51%, for the quarter ended 9/30/01.

PERFORMANCE TABLE

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2001)

                                                                                  SINCE           SINCE
                                                                                INCEPTION       INCEPTION
                                                                                   OF              OF
                                                                              INSTITUTIONAL     INVESTOR
                                                                PAST ONE         SHARES          SHARES
                                                                  YEAR          (6/7/00)        (12/5/00)
                                                              -------------   -------------   -------------
Institutional Shares*
  Return Before Taxes.......................................         -19.98%        -18.72%              --
  Return After Taxes on Distributions.......................         -21.56%        -19.75%              --
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................         -12.18%        -15.29%              --
Investor Shares.............................................         -20.59%            --           -18.95%

MSCI-EAFE Index**...........................................         -21.21%        -20.57%          -19.52%

------------------------

* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an individual's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** The MSCI-EAFE Index is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East.

                  AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE

    The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to have limited exposure to general equity market risk.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

    The Fund seeks to achieve its investment objective by buying common stocks from all capitalization ranges that the Adviser believes are undervalued and by "selling short" such stocks that the Adviser believes are overvalued. There are no prescribed limits on the Fund's geographic asset distribution, and the Fund will invest in common stocks traded in securities markets of any country in the world. The Adviser's computerized investment process is designed to maintain continually approximately equal dollar amounts invested in long and short positions. The Fund measures its return by a comparison to the return on 3-Month U.S. Treasury Bills.

    By buying and selling short different stocks, the Fund attempts to limit the effect on its performance of, and the risk associated with, general stock market movements and value/growth cycles. Further, by maintaining approximately equal value exposures in its long and short portfolios, the Fund also attempts to limit the effects on its performance of, and the risk associated with, value and growth style swings in the broad market.

    The Adviser considers fundamental and quantitative investment criteria in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations.

    The Adviser's stock selection models may result in the Fund's long and short positions being overweighted in different sectors (including industries within sectors). The Adviser selects sectors to overweight based on a bottom-up evaluation of the stocks within a sector. If the stock selection models find most stocks within a sector to be attractive, then the Adviser would tend to overweight that sector. If the stock selection models find most stocks within a sector to be unattractive then the Adviser would tend to engage in more short sales with regard to that sector. The Adviser's optimizer weighs the potential gain of a position against the risk in having overweighted/underweighted industry exposures (in addition to other risk measures) and suggests trades to improve the return and risk characteristics of the portfolio.

SUMMARY OF PRINCIPAL RISKS

    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

    INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risk associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. Because the Adviser could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

    MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that the Adviser will fail to construct a portfolio of long and short positions that has limited exposure to general global stock market movements, capitalization, or other risk factors.

    RISK OF SHORT SALES. The Adviser may sell a security short by borrowing it from a third party and selling it at the then current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

    FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). A foreign government may expropriate or nationalize invested assets, or impose withholding taxes on dividend or interest payments. The Fund may be unable to obtain and enforce judgments against foreign entities and issuers of foreign securities are subject to accounting, reporting and disclosure requirements that are different, and often less comprehensive, than those to which domestic issuers are subject. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

    CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of these types of investments would be adversely affected.

    SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests a portion of its assets in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.

    RISK OF OVERWEIGHTING. This is the risk that, by overweighting investments in certain sectors or industries of the stock market, the Fund will suffer a loss because of general advances or declines on the prices of stocks in those sectors or industries.

    STYLE RISK. The Adviser attempts to maintain approximately equal weight in value stocks in its long and short portfolios. There is a risk, however, that the Fund's performance will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets because, although the Fund seeks style neutrality, the Adviser's risk control policy does not yield perfectly style-neutral portfolios.

    PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 46.

PERFORMANCE INFORMATION

    This chart and table shows how the Fund's performance compares with the returns of 3-Month U.S. Treasury Bills. The Fund's past performance (before and after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE(%) -- INSTITUTIONAL SHARES*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

YEARLY PERFORMANCE

CALENDAR YEAR END  ANNUAL RETURN (%)
2001                           3.92%

------------------------

* For the period January 1, 2002 through June 30, 2002, the aggregate (non-annualized) total returns of Institutional Shares was 24.29%.

    During all periods shown in the bar graph, the Fund's highest quarterly return was 21.90%, for the quarter ended 9/30/01, and its lowest quarterly return was -11.77%, for the quarter ended 12/31/01.

PERFORMANCE TABLE

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2001)

                                                                                 SINCE          SINCE
                                                                             INCEPTION OF    INCEPTION OF
                                                                             INSTITUTIONAL     INVESTOR
                                                                PAST ONE        SHARES          SHARES
                                                                  YEAR         (9/29/00)      (8/23/01)
                                                              ------------   -------------   ------------
Institutional Shares*
  Return Before Taxes.......................................         3.92%           0.77%             --
  Return After Taxes on Distributions.......................         2.26%          -1.21%             --
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................         2.38%          -0.37%             --
Investor Shares.............................................           --              --           -3.17%

3-Month U.S. T-Bills**......................................         3.92%           4.37%           2.79%

------------------------

* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an individual's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

                       AXA ROSENBERG U.S. DISCOVERY FUND

INVESTMENT OBJECTIVE

    The Fund seeks a return greater than that of the Russell 2500 Index.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

    The Fund invests primarily in the common stocks of U.S. Mid/Small Capitalization Companies (specifically, companies that have market capitalizations of up to $3.5 billion, which includes the market capitalization of the largest company in the Russell 2500 after the reconstitution of the Index on June 30, 2002) that are traded principally in the markets of the United States. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Mid/Small Capitalization Companies. If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its assets in the securities of U.S. Mid/Small Capitalization Companies, the Fund would provide 60 days notice to its shareholders prior to the change's occurrence. The Fund will place relatively greater emphasis on capital appreciation than on current income. The Russell 2500 Index consists of the smallest 2500 securities in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index represents approximately 17% of the Russell 3000 total market capitalization.

    The Adviser considers fundamental and quantitative investment criteria in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Appraisal Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

SUMMARY OF PRINCIPAL RISKS

    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

    INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

    SMALL COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.

    PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 46.

PERFORMANCE INFORMATION

    The Fund does not have performance information because it has not yet been operational for a full calendar year.

                          AXA ROSENBERG EUROPEAN FUND

INVESTMENT OBJECTIVE

    The Fund seeks to provide total return greater than that of the Morgan Stanley Capital International Europe Index (the "MSCI Europe Index").

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

    The Fund invests primarily in equity securities of companies that are traded principally in developed markets across Europe. Under normal circumstances, at least 80% of the Fund's assets will be invested in these securities. If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its assets in securities of companies that are traded principally in developed markets in Europe, the Fund would provide 60 days notice to its shareholders prior to the change's occurrence. The Adviser may effect investments in the European market by utilizing futures, options and other derivative instruments on the European stock indices.

    As noted above, the Fund measures its return against that of the MSCI Europe Index. The MSCI Europe Index is the equity index prepared by Morgan Stanley Capital International and is currently comprised of 15 developed European markets, including the United Kingdom, based on large and medium capitalization securities which are sorted by industry group and selected, at full market capitalization weight, on the basis of investability (as determined by size, long and short term volume and free float). Total return is a combination of capital appreciation and current income (dividend or interest). The Fund will place relatively greater emphasis on capital appreciation than on current income.

    The Adviser considers fundamental and quantitative investment criteria in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Appraisal Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

SUMMARY OF PRINCIPAL RISKS

    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

    INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

    EUROPEAN INVESTMENT RISK. Investments in securities of European issuers involve certain risks that may be more significant than for investments in securities of U.S. issuers. These include risks of adverse changes in European economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). A European government may impose withholding taxes on dividend or interest payments. The Fund may have more difficulty obtaining and enforcing judgments against European entities, and European issuers are subject to accounting, reporting and disclosure requirements that are different, and in some cases less comprehensive, than those to which U.S. issuers are subject. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. A fund with European investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of some European countries are relatively small, with a limited number of companies representing a small number of industries.

    CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of these types of investments would be adversely affected.

    DERIVATIVES RISK. As noted above, the Adviser may utilize derivative instruments, which are financial contracts whose value depends upon, or is derived from, the value of an underlying index. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant indices.

    PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

    MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests a portion of its assets in the stocks of companies with mid-sized market capitalizations, which may be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees, as compared to companies with relatively large market capitalizations.

    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 46.

PERFORMANCE INFORMATION

    The Fund does not have performance information because it has not yet been operational for a full calendar year.

                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND

INVESTMENT OBJECTIVE

    The Fund seeks a total return greater than that of the Russell 1000 Index.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

    The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Large Capitalization Securities (specifically, companies that have market capitalizations equal to or greater than $309 billion, which corresponds with the market capitalization of the smallest company in the Russell 1000 Index after the reconstitution of the Index on June 30, 2002). If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its assets in U.S. Large Capitalization Securities, the Fund would provide 60 days notice to its shareholders prior to the change's occurrence.

    As noted above, the Fund measures its return against that of the Russell 1000 Index. The Russell 1000 Index consists of the 1000 largest securities in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Total return is a combination of capital appreciation and current income (dividend or interest).

    The Adviser considers fundamental and quantitative investment criteria in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Appraisal Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

SUMMARY OF PRINCIPAL RISKS

    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

    INVESTMENT RISKS. The value of Fund shares may vary depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

    RISK OF OVERWEIGHTING. This is the risk that, because the Fund invests only in U.S. Large Capitalization Securities, it may from time to time overweight investments in certain sectors or industries of the stock market and may suffer a loss because of general declines in the price of stocks in those sectors or industries.

    PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 46.

PERFORMANCE INFORMATION

    The Fund does not have performance information because it is not yet operational.

                   AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE

    The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to have limited exposure to general equity market risk.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

    The Fund seeks to achieve its investment objective by buying common stocks that the Adviser believes are undervalued and by "selling short" stocks that the Adviser believes are overvalued. The Adviser's computerized investment process is designed to maintain continually approximately equal dollar amounts invested in long and short positions. The Fund invests primarily in small and mid-capitalization stocks that are principally traded in the markets of the United States. The Fund measures its return by a comparison to the return on 3-Month U.S. Treasury Bills.

    By buying and selling short different stocks, the Fund attempts to limit the effect on its performance of, and the risk associated with, general U.S. stock market movements. Further, by maintaining approximately equal value exposures in its long and short portfolios, the Fund also attempts to limit the effects on its performance of, and the risk associated with, value and growth style swings in the broad market.

    The Adviser considers fundamental and quantitative investment criteria in determining which securities to buy and sell. The Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) its Appraisal Model estimates the fair value for each company in the Adviser's database by assessing various fundamental data such as company financial statistics, and (2) its Near-Term Prospects model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Appraisal Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

SUMMARY OF PRINCIPAL RISKS

    As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

    INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risk associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

    MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. Because the Adviser could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

    MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that the Adviser will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization, or other risk factors.

    RISK OF SHORT SALES. The Adviser may sell a security short by borrowing it from a third party and selling it at the then current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

    SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.

    STYLE RISK. The Adviser attempts to maintain approximately equal weight in value stocks in its long and short portfolios. There is a risk, however, that the Fund's performance will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets because the Adviser's risk control policy does not yield perfectly style-neutral portfolios.

    PORTFOLIO TURNOVER. The Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

    For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 46.

PERFORMANCE INFORMATION

    The Fund does not have performance information because it is not yet operational.

                               FEES AND EXPENSES

    THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND

                                                              INSTITUTIONAL   INVESTOR   ADVISER
                                                              -------------   --------   --------
SHAREHOLDER FEES (paid directly from your investment):
  Maximum Sales Charge (Load) Imposed on Purchases..........       None         None       None
  Maximum Deferred Sales Charge (Load)......................       None         None       None
  Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends...............................................       None         None       None
  Redemption Fee (charged only to shares redeemed within 30
    days of purchase)(a)....................................       2.00%        2.00%      2.00%
  Exchange Fee..............................................       None         None       None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

CLASS OF SHARES                                               INSTITUTIONAL     INVESTOR         ADVISER
---------------                                               -------------   -------------   -------------
Management Fees.............................................          0.90%            0.90%           0.90%
Distribution and Shareholder Service (12b-1) Fees...........          None             0.25%           None
Other Expenses..............................................          0.39%            0.50%           0.63%
Total Annual Fund Operating Expenses........................          1.29%            1.65%           1.53%
Fee Waiver and/or Expense Reimbursement(b)..................         -0.14%           -0.14%          -0.14%
                                                              -------------   -------------   -------------
Net Expenses................................................          1.15%            1.51%           1.39%
                                                              =============   =============   =============

------------------------

(a) The Trust reserves the right, in its sole discretion, to waive this fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing."

(b) Reflects the Adviser's contractual undertaking (the "Fee Limitation Agreement") to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees and extraordinary expenses) until further notice (and in any event at least until 3/31/04). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

CLASS                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                           --------   --------   --------   --------
Institutional.................................    $117       $395       $694      $1,544
Investor......................................    $154       $507       $884      $1,943
Adviser.......................................    $142       $470       $821      $1,812

AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

                                                              INSTITUTIONAL   INVESTOR
                                                              -------------   --------
SHAREHOLDER FEES (paid directly from your investment):
  Maximum Sales Charge (Load)...............................       None         None
  Maximum Sales Charge (Load) Imposed on Purchases..........       None         None
  Maximum Deferred Sales Charge (Load)......................       None         None
  Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends...............................................       None         None
  Redemption Fee (charged only to shares redeemed within 30
    days of purchase)(a)....................................       2.00%        2.00%
  Exchange Fee..............................................       None         None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

CLASS OF SHARES                                               INSTITUTIONAL     INVESTOR
---------------                                               -------------   -------------
Management Fees.............................................          1.00%            1.00%
Distribution and Shareholder Service (12b-1) Fees...........          None             0.25%
Other Expenses..............................................          1.24%            1.42%
Total Annual Fund Operating Expenses........................          2.24%            2.67%
Fee Waiver and/or Expense Reimbursement(b)..................         -0.74%           -0.89%
                                                              -------------   -------------
Net Expenses................................................          1.50%            1.78%
                                                              =============   =============

------------------------

(a) The Trust reserves the right, in its sole discretion, to waive this fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing."

(b) Reflects the Adviser's contractual undertaking in the Fee Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees and extraordinary expenses) until further notice (and in any event at least until 3/31/04). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

CLASS                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                          --------   --------   --------   --------
Institutional................................    $153      $  629     $1,132     $2,517
Investor.....................................    $181      $  745     $1,336     $2,937

AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND

                                                              INSTITUTIONAL   INVESTOR
                                                              -------------   --------
SHAREHOLDER FEES (paid directly from your investment):
  Maximum Sales Charge (Load)...............................       None         None
  Maximum Sales Charge (Load) Imposed on Purchases..........       None         None
  Maximum Deferred Sales Charge (Load)......................       None         None
  Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends...............................................       None         None
  Redemption Fee (charged only to shares redeemed within 30
    days of purchase)(a)....................................       2.00%        2.00%
  Exchange Fee..............................................       None         None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

CLASS OF SHARES                                               INSTITUTIONAL     INVESTOR
---------------                                               -------------   -------------
Management Fees.............................................          1.50%            1.50%
Distribution and Shareholder Service (12b-1) Fees...........          None             0.25%
Other Expenses..............................................
  Dividend Expenses on Securities Sold Short................          0.43%            0.44%
  Remainder of Other Expenses...............................          0.56%            0.60%
                                                              -------------   -------------
Total.......................................................          0.99%            1.04%
Total Annual Fund Operating Expenses........................          2.49%            2.79%
Fee Waiver and/or Expense Reimbursement(b)..................         -0.31%           -0.31%
                                                              -------------   -------------
Net Expenses................................................          2.18%            2.48%
                                                              =============   =============

------------------------

(a) The Trust reserves the right, in its sole discretion, to waive this fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing."

(b) Reflects the Adviser's contractual undertaking in the Fee Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees and extraordinary expenses) until further notice (and in any event at least until 3/31/04). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

CLASS                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                          --------   --------   --------   --------
Institutional................................    $221      $  746     $1,298     $2,803
Investor.....................................    $251      $  836     $1,447     $3,096

AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

                                                              INSTITUTIONAL   INVESTOR
                                                              -------------   --------
SHAREHOLDER FEES (paid directly from your investment):
  Maximum Sales Charge (Load)...............................       None         None
  Maximum Sales Charge (Load) Imposed on Purchases..........       None         None
  Maximum Deferred Sales Charge (Load)......................       None         None
  Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends...............................................       None         None
  Redemption Fee (charged only to shares redeemed within 30
    days of purchase)(a)....................................       2.00%        2.00%
  Exchange Fee..............................................       None         None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

CLASS OF SHARES                                               INSTITUTIONAL     INVESTOR
---------------                                               -------------   -------------
Management Fees.............................................          1.00%            1.00%
Distribution and Shareholder Service (12b-1) Fees...........          None             0.25%
Other Expenses..............................................
  Dividend Expenses on Securities Sold Short................          0.70%            0.86%
  Remainder of Other Expenses...............................          1.14%            1.31%
                                                              -------------   -------------
Total.......................................................          1.84%            2.17%
Total Annual Fund Operating Expenses........................          2.84%            3.42%
Fee Waiver and/or Expense Reimbursement(b)..................         -0.89%           -1.00%
                                                              -------------   -------------
Net Expenses................................................          1.95%            2.42%
                                                              =============   =============

------------------------

(a) The Trust reserves the right, in its sole discretion, to waive this fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing."

(b) Reflects the Adviser's contractual undertaking in the Fee Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees and extraordinary expenses) until further notice (and in any event at least until 3/31/04). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

CLASS                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                          --------   --------   --------   --------
Institutional................................    $198      $  796     $1,420     $3,102
Investor.....................................    $245      $  958     $1,693     $3,636

AXA ROSENBERG ENHANCED 500 FUND

                                                              INSTITUTIONAL   INVESTOR
                                                              -------------   --------
SHAREHOLDER FEES (paid directly from your investment):
  Maximum Sales Charge (Load)...............................       None         None
  Maximum Sales Charge (Load) Imposed on Purchases..........       None         None
  Maximum Deferred Sales Charge (Load)......................       None         None
  Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends...............................................       None         None
  Redemption Fee (charged only to shares redeemed within 30
    days of purchase)(a)....................................       2.00%        2.00%
  Exchange Fee..............................................       None         None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

CLASS OF SHARES                                               INSTITUTIONAL     INVESTOR
---------------                                               -------------   -------------
Management Fees.............................................          0.50%            0.50%
Distribution and Shareholder Service (12b-1) Fees...........          None             0.25%
Other Expenses..............................................          3.31%            3.46%
Total Annual Fund Operating Expenses........................          3.81%            4.21%
Fee Waiver and/or Expense Reimbursement(b)..................         -3.06%           -3.06%
                                                              -------------   -------------
Net Expenses................................................          0.75%            1.15%
                                                              =============   =============

------------------------

(a) The Trust reserves the right, in its sole discretion, to waive this fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing."

(b) Reflects the Adviser's contractual undertaking in the Fee Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees and extraordinary expenses) until further notice (and in any event at least until 3/31/04). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

CLASS                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                  --------   --------   --------   --------
Institutional........................    $ 77      $  880     $1,704     $3,849
Investor.............................    $117      $  999     $1,894     $4,195

AXA ROSENBERG INTERNATIONAL EQUITY FUND

                                                              INSTITUTIONAL   INVESTOR
                                                              -------------   --------
SHAREHOLDER FEES (paid directly from your investment):
  Maximum Sales Charge (Load)...............................       None         None
  Maximum Sales Charge (Load) Imposed on Purchases..........       None         None
  Maximum Deferred Sales Charge (Load)......................       None         None
  Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends...............................................       None         None
  Redemption Fee (only charged to shares redeemed within 30
    days of purchase)(a)....................................       2.00%        2.00%
  Exchange Fee..............................................       None         None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

CLASS OF SHARES                                               INSTITUTIONAL     INVESTOR
---------------                                               -------------   -------------
Management Fees.............................................          0.85%            0.85%
Distribution and Shareholder Service (12b-1) Fees...........          None             0.25%
Other Expenses..............................................          3.28%            3.17%
Total Annual Fund Operating Expenses........................          4.13%            4.27%
Fee Waiver and/or Expense Reimbursement(b)..................         -2.78%           -2.67%
                                                              -------------   -------------
Net Expenses................................................          1.35%            1.60%
                                                              =============   =============

------------------------

(a) The Trust reserves the right, in its sole discretion, to waive this fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing."

(b) Reflects the Adviser's contractual undertaking in the Fee Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees and extraordinary expenses) until further notice (and in any event at least until 3/31/04). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

CLASS                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                  --------   --------   --------   --------
Institutional........................    $137      $1,001     $1,880     $4,144
Investor.............................    $163      $1,052     $1,955     $4,269

AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

                                                              INSTITUTIONAL   INVESTOR
                                                              -------------   --------
SHAREHOLDER FEES (paid directly from your investment):
  Maximum Sales Charge (Load)...............................       None         None
  Maximum Sales Charge (Load) Imposed on Purchases..........       None         None
  Maximum Deferred Sales Charge (Load)......................       None         None
  Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends...............................................       None         None
  Redemption Fee (charged only to shares redeemed within 30
    days of purchase)(a)....................................       2.00%        2.00%
  Exchange Fee..............................................       None         None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

CLASS OF SHARES                                               INSTITUTIONAL     INVESTOR
---------------                                               -------------   -------------
Management Fees.............................................          1.50%            1.50%
Distribution and Shareholder Service (12b-1) Fees...........          None             0.25%
Other Expenses..............................................
  Dividend Expenses on Securities Sold Short................          0.43%            0.59%
  Remainder of Other Expenses...............................          1.52%            2.09%
                                                              -------------   -------------
Total.......................................................          1.95%            2.68%
Total Annual Fund Operating Expenses........................          3.45%            4.43%
Fee Waiver and/or Expense Reimbursement(b)..................         -1.52%           -2.09%
                                                              -------------   -------------
Net Expenses................................................          1.93%            2.34%
                                                              =============   =============

------------------------

(a) The Trust reserves the right, in its sole discretion, to waive this fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing."

(b) Reflects the Adviser's contractual undertaking in the Fee Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees and extraordinary expenses) until further notice (and in any event at least until 3/31/04). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

CLASS                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                  --------   --------   --------   --------
Institutional........................    $196      $  918     $1,663     $3,628
Investor.............................    $237      $1,152     $2,077     $4,437

AXA ROSENBERG U.S. DISCOVERY FUND

                                                              INSTITUTIONAL   INVESTOR
                                                              -------------   --------
SHAREHOLDER FEES (paid directly from your investment):
  Maximum Sales Charge (Load)...............................       None         None
  Maximum Sales Charge (Load) Imposed on Purchases..........       None         None
  Maximum Deferred Sales Charge (Load)......................       None         None
  Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends...............................................       None         None
  Redemption Fee (charged only to shares redeemed within 30
    days of purchase)(a)....................................       2.00%        2.00%
  Exchange Fee..............................................       None         None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

CLASS OF SHARES                                               INSTITUTIONAL     INVESTOR
---------------                                               -------------   -------------
Management Fees.............................................          0.90%            0.90%
Distribution and Shareholder Service (12b-1) Fees...........          None             0.25%
Other Expenses..............................................          8.12%            9.11%
Total Annual Fund Operating Expenses........................          9.02%           10.26%
Fee Waiver and/or Expense Reimbursement(b)..................         -7.87%           -8.86%
                                                              -------------   -------------
Net Expenses................................................          1.15%            1.40%
                                                              =============   =============

------------------------

(a) The Trust reserves the right, in its sole discretion, to waive this fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing."

(b) Reflects the Adviser's contractual undertaking in the Fee Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees and extraordinary expenses) until further notice (and in any event at least until 3/31/04). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

CLASS                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                  --------   --------   --------   --------
Institutional........................    $117      $1,916     $3,573     $7,167
Investor.............................    $143      $2,158     $3,967     $7,720

AXA ROSENBERG EUROPEAN FUND

                                                              INSTITUTIONAL   INVESTOR
                                                              -------------   --------
SHAREHOLDER FEES (paid directly from your investment):
  Maximum Sales Charge (Load)...............................       None         None
  Maximum Sales Charge (Load) Imposed on Purchases (as a
    percentage of offering price)...........................       None         None
  Maximum Deferred Sales Charge (Load)......................       None         None
  Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends...............................................       None         None
  Redemption (charged only to shares redeemed within 30 days
    of purchase)(a).........................................       2.00%        2.00%
  Exchange Fee..............................................       None         None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

CLASS OF SHARES                                               INSTITUTIONAL     INVESTOR
---------------                                               -------------   -------------
Management Fees.............................................          0.75%            0.75%
Distribution and Shareholder Service (12b-1) Fees...........          None             0.25%
Other Expenses..............................................          4.70%            4.85%
Total Annual Fund Operating Expenses........................          5.45%            5.85%
Fee Waiver and/or Expense Reimbursement(b)..................         -4.20%           -4.20%
                                                              -------------   -------------
Net Expenses................................................          1.25%            1.65%
                                                              =============   =============

------------------------

(a) The Trust reserves the right, in its sole discretion, to waive this fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing."

(b) Reflects the Adviser's contractual undertaking in the Fee Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees and extraordinary expenses) until further notice (and in any event at least until 3/31/04). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

CLASS                                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                                     --------   --------   --------   --------
Institutional...........................................    $127      $1,253     $2,369     $5,114
Investor................................................    $168      $1,367     $2,545     $5,405

AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND

                                                              INSTITUTIONAL   INVESTOR
                                                              -------------   --------
SHAREHOLDER FEES (paid directly from your investment):
  Maximum Sales Charge (Load)...............................       None         None
  Maximum Sales Charge (Load) Imposed on Purchases (as a
    percentage of offering price)...........................       None         None
  Maximum Deferred Sales Charge (Load)......................       None         None
  Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends...............................................       None         None
  Redemption (charged only to shares redeemed within 30 days
    of purchase)(a).........................................       2.00%        2.00%
  Exchange Fee..............................................       None         None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

CLASS OF SHARES                                               INSTITUTIONAL     INVESTOR
---------------                                               -------------   -------------
Management Fees.............................................          0.75%            0.75%
Distribution and Shareholder Service (12b-1) Fees...........          None             0.25%
Other Expenses(b)...........................................          1.00%            1.15%
Total Annual Fund Operating Expenses........................          1.75%            2.15%
Fee Waiver and/or Expense Reimbursement(c)..................         -0.75%           -0.75%
                                                              -------------   -------------
Net Expenses................................................          1.00%            1.40%
                                                              =============   =============

------------------------

(a) The Trust reserves the right, in its sole discretion, to waive this fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing." The Fund charges no other redemption fees.

(b) Because the Fund is a new fund (as defined in Form N-1A under the Investment Company Act of 1940, as amended (the "1940 Act")), "Other Expenses" are based on estimated amounts for the current fiscal year.

(c) Reflects the Adviser's contractual undertaking in the Fee Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees and extraordinary expenses) until further notice (and in any event at least until 3/31/04). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

CLASS                                                          1 YEAR    3 YEARS
-----                                                         --------   --------
Institutional...............................................    $102      $  478
Investor....................................................    $143      $  601

AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND

                                                              INSTITUTIONAL   INVESTOR
                                                              -------------   --------
SHAREHOLDER FEES (paid directly from your investment):
  Maximum Sales Charge (Load)...............................       None         None
  Maximum Sales Charge (Load) Imposed on Purchases (as a
    percentage of offering price)...........................       None         None
  Maximum Deferred Sales Charge (Load)......................       None         None
  Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends...............................................       None         None
  Redemption (charged only to shares redeemed within 30 days
    of purchase)(a).........................................       2.00%        2.00%
  Exchange Fee..............................................       None         None

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

CLASS OF SHARES                                               INSTITUTIONAL     INVESTOR
---------------                                               -------------   -------------
Management Fees.............................................          1.25%            1.25%
Distribution and Shareholder Service (12b-1) Fees...........          None             0.25%
Other Expenses(b)...........................................          1.00%            1.15%
Total Annual Fund Operating Expenses........................          2.25%            2.65%
Fee Waiver and/or Expense Reimbursement(c)..................         -0.75%           -0.75%
                                                              -------------   -------------
Net Expenses................................................          1.50%            1.90%
                                                              =============   =============

------------------------

(a) The Trust reserves the right, in its sole discretion, to waive this fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing." The Fund charges no other redemption fees.

(b) Because the Fund is a new fund (as defined in Form N-1A under the 1940 Act), "Other Expenses" are based on estimated amounts for the current fiscal year.

(c) Reflects the Adviser's contractual undertaking in the Fee Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees and extraordinary expenses) until further notice (and in any event at least until 3/31/04). Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

EXAMPLE

    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

CLASS                                                          1 YEAR    3 YEARS
-----                                                         --------   --------
Institutional...............................................    $153      $  631
Investor....................................................    $193      $  752

           INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

    Except as explicitly described otherwise, the investment objective and policies of each of the Funds may be changed without shareholder approval.

AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND

    The Fund seeks a total return greater than that of the Russell 2000 Index through investment primarily in the common stocks of smaller companies (specifically, companies that have market capitalizations of up to $1.3 billion, which corresponds with the market capitalization of the largest company in the Russell 2000 after the reconstitution of the Index on June 30,
2002) that are traded principally in the markets of the United States. This definition of U.S. Small Capitalization Securities may change from time to time to include continually the market capitalization of the largest company in the Russell 2000. The Russell 2000 Index consists of the smallest 2000 securities in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index represents approximately 8% of the Russell 3000 Index total market capitalization. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which the Fund invests typically do not distribute significant amounts of company earnings to shareholders, the Fund will place relatively greater emphasis on capital appreciation than on current income.

    It is currently expected that, under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Small Capitalization Securities. If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its assets in U.S. Small Capitalization Securities, the Fund would provide 60 days notice to its shareholders prior to the change's occurence. Investments in issuers of U.S. Small Capitalization Securities may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks -- Small Company Risk."

    During the fiscal year ended March 31, 2002, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends, rather than long-term capital gain distributions.

    FUNDAMENTAL POLICY. It is a fundamental policy of the Fund, which may not be changed without shareholder approval, that at least 65% of the Fund's total assets will be invested in U.S. Small Capitalization Securities.

AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

    The Fund seeks a total return greater than that of the Cazenove Rosenberg Global Smaller Companies Index excluding the United States ("CRIexUS") through investment primarily in equity securities that are traded principally in securities markets outside of the United States of companies with market capitalizations between $20 million and $4 billion at the time of purchase by the Fund. This corresponds with the defining range (as of May 1, 2002) of market capitalization of companies in the CRIexUS, which represents the performance of companies in the lowest 15% by market capitalization in mature markets(1) other than the United States. This definition of International Small Capitalization Companies may change from time to time to correspond with the capitalization range of companies included in CRIexUS. Under normal circumstances, the Fund invests at least 80% of its assets in these International Small Capitalization Companies. If the Fund were to invest, under normal circumstances, less than 80% of the value of its assets in the securities of International Small Capitalization Companies,

------------------------

(1) The Index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.

the Fund would provide 60 days notice to its shareholders prior to the change's occurrence. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which the Fund invests typically do not distribute significant amounts of company earnings to shareholders, the Fund will place relatively greater emphasis on capital appreciation than on current income.

    There are no prescribed limits on the Fund's geographic asset distribution, and the Fund has the authority to invest in securities traded in securities markets of any country in the world. It is currently expected that the Fund will invest in approximately twenty-one different countries across three regions -- Europe, Pacific and North America (excluding the United States). Under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested, although under normal market circumstances, the Fund's investments will involve securities principally traded in at least three different countries.

    Investments in common stocks of International Small Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks -- Small Company Risk."

    The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

    During the fiscal year ended March 31, 2002, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends, rather than long-term capital gain distributions.

AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND

    The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to have limited exposure to general equity market risk. The Fund measures its return by a comparison to the return on 3-Month U.S. Treasury Bills. The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that the Adviser has identified as undervalued and short positions in such stocks that the Adviser has identified as overvalued. When the Adviser believes that a security is overvalued relative to other securities in the Fund's long portfolio, it may sell the security short by borrowing it from a third party and selling it at the then current market price. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on the Fund's performance.

    The Adviser's stock selection process focuses on the identification of stocks with attractively priced fundamentals and future expected earnings at reasonable current prices. Because the Adviser's stock selection models typically find more bargains among value stocks and more overpriced securities (short sale opportunities) among growth stocks, the Fund's portfolio has a value exposure. It is expected that the Fund may achieve a positive return if the securities in the Fund's long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities in the Fund's long portfolio underperform the securities in the Fund's short portfolio. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

    The Fund seeks to construct a diversified portfolio that has limited exposure to the U.S. equity market risk generally and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. For purposes of the preceding sentence, the 200 stocks principally traded in the markets of the United States with the largest market capitalizations are considered large capitalization stocks, the next 800 largest stocks are considered mid-capitalization stocks and all other stocks are considered small capitalization stocks. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations.

    The Adviser uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. The Adviser attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

    During the fiscal year ended March 31, 2002, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends rather than long-term capital gain distributions.

AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

    The Fund seeks long-term capital appreciation while maintaining minimal exposure to general equity market risk. The Fund measures its return by a comparison to the return on 3-month U.S. Treasury Bills. The Fund attempts to achieve its investment objective by taking long positions in large capitalization stocks principally traded in the markets of the United States that the Adviser has identified as undervalued and short positions in such stocks that the Adviser has identified as overvalued. When the Adviser believes that a security is overvalued relative to other securities in the Fund's long portfolio, it may sell the security short by borrowing it from a third party and selling it at the then current market price. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on the Fund's performance. It is expected that the Fund may achieve a positive return if the securities in the Fund's long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities in the Fund's long portfolio underperform the securities in the Fund's short portfolio.

    The Fund seeks to construct a diversified portfolio that has limited exposure to the U.S. equity market generally. It is currently expected that the long and short positions of the Fund will be invested primarily in the 500 largest capitalization stocks principally traded in the markets of the United States. Under normal circumstances, the Adviser's stock selection models will result in the Fund's long and short positions being overweighted in different sectors (including industries within different sectors). In other words, the Fund may take long positions in a sector of the market that are not offset by short positions in that sector and vice versa. Consequently, the Fund may have net exposures to different industries and sectors of the market, thereby increasing the risk of the Fund and the opportunity for loss should the stocks in a particular industry or sector not perform as predicted by the Adviser's stock selection models. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

    The Adviser uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. The Adviser attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

    During the fiscal year ended March 31, 2002, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends, rather than long-term capital gain distributions.

AXA ROSENBERG ENHANCED 500 FUND

    The Fund seeks to outperform the total return of the S&P 500-Registered Trademark- Index while maintaining a level of risk similar to that associated with the S&P 500-Registered Trademark- Index generally. The S&P 500-Registered Trademark- Index is an unmanaged, weighted index of 500 U.S. industrial, transportation, utility and financial companies. Total return is a combination of capital appreciation and current income (dividend or interest).

    The Fund seeks to achieve its investment objective by investing in companies that are included in the S&P 500-Registered Trademark- Index ("S&P 500-Registered Trademark- Companies"). Under normal circumstances, the Fund invests at least 80% of its assets in securities of S&P 500-Registered Trademark- Companies. If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its assets in securities of S&P 500-Registered Trademark- Companies, the Fund would provide 60 days notice to its shareholders prior to the change's occurrence. The Fund generally will overweight investments in S&P 500-Registered Trademark- Companies that the Adviser expects to outperform the S&P 500-Registered Trademark-Index and underweight, or avoid altogether, investments in companies that the Adviser expects to underperform the S&P 500-Registered Trademark- Index.

    During the fiscal year ended March 31, 2002, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends, rather than long-term capital gain distributions.

AXA ROSENBERG INTERNATIONAL EQUITY FUND

    The Fund seeks a total return greater than that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index"). The MSCI-EAFE Index is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in the common stocks of large foreign companies. If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its assets in the common stocks of large foreign companies, the Fund would provide 60 days notice to its shareholders prior to the change's occurrence. Total return is a combination of capital appreciation and current income (dividend or interest).

    The Fund invests in common stocks of large foreign companies. In selecting securities for the Fund, the Adviser seeks to match the capitalization profile of the MSCI-EAFE Index. Although the Fund invests primarily in the stocks of companies that comprise the MSCI-EAFE Index, it may invest up to 40% of its assets in the stocks of companies which are not part of the MSCI-EAFE Index but which have characteristics (such as industry classification and country of domicile) similar to those of the MSCI-EAFE companies.

    There are no prescribed limits on the Fund's geographic asset distribution, and the Fund has the authority to invest in securities traded in markets of any country in the world. It is currently expected that the Fund will invest in approximately 20 different countries across three regions -- Europe, the Far East and Australia. Under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested, although under normal market circumstances, the Fund's investments will involve securities principally traded in at least three different countries.

    The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

    During the fiscal year ended March 31, 2002, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends, rather than long-term capital gain distributions.

AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

    The Fund seeks long term growth of capital while maintaining minimal exposure to general equity market risk by investing in stocks from across all capitalization ranges. There are no prescribed limits on the Fund's geographic asset distribution, and the Fund will invest in common stocks traded in the securities markets of any country in the world. The Fund measures its return by a comparison to the return on 3-Month U.S. Treasury Bills. The Fund seeks to achieve its investment objective by taking long positions in stocks that the Adviser has identified as undervalued and short positions in stocks that the Adviser has identified as overvalued. When the Adviser believes that a security is overvalued relative to other securities in the Fund's long portfolio, it may sell the security short by borrowing it from a third party and selling it at the then current market price. The Adviser's computerized investment process is designed to maintain continually approximately equal dollar amounts invested in long and short positions.

    By taking long and short positions in different stocks, the Fund attempts to limit the effect on its performance of, and the risk associated with, general stock market movements of each of the countries within which it invests. The Fund also seeks "style neutrality," I.E., on average, in the long run, the Adviser expects that there will not be a systematic relationship between the returns of the Fund and the market value/growth cycles. The Fund may achieve a positive return if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio.

    The Adviser selects sectors, including industries within sectors, to overweight or underweight based on a bottom-up evaluation of the stocks within a sector. In other words, the Fund may take long positions in a sector of the market that are not offset by short positions in that sector and vice versa. Consequently, the Fund may have net exposures to different industries and sectors of the market, thereby increasing the risk of the Fund and the opportunity for loss should the stocks in a particular industry or sector not perform as predicted by the Adviser's stock selection models. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

    The Adviser uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. The Adviser attempts to achieve returns for the Fund's shareholders which exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

    During the fiscal year ended March 31, 2002, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends, rather than long-term capital gain distributions.

AXA ROSENBERG U.S. DISCOVERY FUND

    The investment objective of the AXA Rosenberg U.S. Discovery Fund is to seek total return greater than that of the Russell 2500 Index through investment primarily in common stocks of mid/small capitalization companies (specifically, companies that have market capitalizations of up to $3.5 billion, which includes the market capitalization of the largest company in the Russell 2500 after the reconstitution of the Index on June 30, 2002) that are traded principally in the markets of the United States. This definition of U.S. Mid/Small Capitalization Companies may change from time to time to correspond with the market capitalization of the largest company in the Russell 2500. The Russell 2500 Index consists of the smallest 2500 securities in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index represents approximately 17% of the Russell 3000 Index total market capitalization. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which the Fund invests typically do not distribute significant amounts of company earnings to shareholders, the Fund will place relatively greater emphasis on capital appreciation than on current income.

    It is currently expected that, under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Mid/Small Capitalization Companies. If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its assets in the securities of U.S. Mid/Small Capitalization Companies, the Fund would provide 60 days notice to its shareholders prior to the change's occurrence.

    From its inception to March 31, 2002, the end of the Fund's fiscal year, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends, rather than long-term capital gain distributions.

AXA ROSENBERG EUROPEAN FUND

    The investment objective of the AXA Rosenberg European Fund is to seek total return greater than that of the MSCI Europe Index through investment primarily in equity securities of companies that are traded principally in developed markets across Europe. Total return is a combination of capital appreciation and current income (dividend or interest). The Fund will place relatively greater emphasis on capital appreciation than on current income. The Fund invests in companies that have been identified as undervalued.

    As noted above, the Fund measures its return against that of the MSCI Europe Index. The MSCI Europe Index is the equity index prepared by Morgan Stanley Capital International and is currently comprised of 15 developed European markets, including the United Kingdom, based on large and medium capitalization securities which are sorted by industry group and selected, at full market capitalization weight, on the basis of investability (as determined by size, long and short term volume and free float).

    The Adviser may effect investments in the European market by utilizing futures, options and other derivative instruments on the European stock indices. It is currently expected that, under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies that are traded principally in developed markets across Europe. If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its assets in securities of such companies, the Fund would provide 60 days notice to its shareholders prior to the change's occurrence. Investments in issuers of foreign securities may present high opportunity for capital appreciation because of higher potential economic and earnings growth, but may also involve higher risk. See "Principal Risks--Foreign Investment Risk."

    From its inception to March 31, 2002, the end of the Fund's fiscal year, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends, rather than long-term capital gain distributions.

AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND

    The Fund seeks a total return greater than that of the Russell 1000 Index through investing primarily in the common stocks of the largest 1000 companies (specifically, companies that have market capitalizations equal to or greater than $309 billion, which corresponds with the market capitalization of the smallest company in the Russell 1000 Index after the reconstitution of the Index on June 30, 2002) that are traded principally in the markets of the United States. This definition of U.S. Large Capitalization Securities may change from time to time to include continually the market capitalization of the smallest company in the Russell 1000 Index. The Russell 1000 Index consists of the 1000 largest securities in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Total return is a combination of capital appreciation and current income (dividend or interest).

    It is currently expected that, under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Large Capitalization Securities. If the Fund were to alter its policy to invest, under normal circumstances, at least 80% of the value of its assets in U.S. Large Capitalization Securities, the Fund would provide 60 days notice to its shareholders prior to the change's occurrence.

    Because the Fund may engage in active and frequent trading of portfolio securities, a larger portion of the distributions you would receive from the Fund are likely to reflect short-term capital gains (which are taxed like ordinary dividends) rather than long-term capital gain distributions.

AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND

    The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to have limited exposure to general equity market risk. The Fund measures its return by a comparison to the return on 3-Month U.S. Treasury Bills. The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that the Adviser has identified as undervalued and short positions in such stocks that the Adviser has identified as overvalued. When the Adviser believes that a security is overvalued relative to other securities in the Fund's long portfolio, it may sell the security short by borrowing it from a third party and selling it at the then current market price. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on the Fund's performance.

    The Adviser's stock selection process focuses on the identification of stocks with attractively priced fundamentals and future expected earnings at reasonable current prices. In an attempt to limit the risks associated with value/growth cycles, the Adviser will maintain approximately equal percentages of value stocks in the Fund's long and short portfolios. For example, if the Fund holds 60% of its long positions in value stocks, then it will also hold approximately 60% of its short positions in value stocks. By maintaining approximately equal exposures to value stocks both long and short, the Adviser expects to limit the strategy's correlation with the value and growth cycles within the U.S. equity market. It is expected that the Fund may achieve a positive return if the securities in the Fund's long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities in the Fund's long portfolio underperform the securities in the Fund's short portfolio. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

    The Fund seeks to construct a diversified portfolio that has limited exposure to the U.S. equity market risk generally and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. For purposes of the preceding sentence, the 200 stocks principally traded in the markets of the United States with the largest market capitalizations are considered large capitalization stocks, the next 800 largest stocks are considered mid-capitalization stocks and all other stocks are considered small capitalization stocks. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations.

    The Adviser uses the return that an investor could achieve through an investment in 3-Month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. The Adviser attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-Month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

    Because the Fund may engage in active and frequent trading of portfolio securities, a larger portion of the distributions you would receive from the Fund are likely to reflect short-term capital gains (which are taxed like ordinary dividends) rather than long-term capital gain distributions.

                                PRINCIPAL RISKS

    The value of your investment in a Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a particular Fund's investments as a whole. Any Fund could be subject to additional risks because the types of investments made by the Funds can change over time.

                            PRINCIPAL RISKS BY FUND

                                       FOREIGN      SMALL
                                      INVESTMENT    AND/OR                 RISK
                                      (INCLUDING   MID-SIZE                 OF
                         INVESTMENT   EUROPEAN)    COMPANY    CURRENCY    SHORT     PORTFOLIO   MANAGEMENT    MARKET
                           RISKS         RISK        RISK       RISK      SALES     TURNOVER       RISK        RISK
                         ----------   ----------   --------   --------   --------   ---------   ----------   --------
AXA Rosenberg U.S.
  Small Capitalization
  Fund                       X                        X                                 X           X
AXA Rosenberg
  International Small
  Capitalization Fund        X             X          X           X                     X           X
AXA Rosenberg Value
  Long/Short Equity
  Fund                       X                        X                      X          X           X            X
AXA Rosenberg U.S.
  Large/Mid
  Capitalization Long/
  Short Equity Fund          X                                               X          X           X            X
AXA Rosenberg Enhanced
  500 Fund                   X                                                          X           X
AXA Rosenberg
  International Equity
  Fund                       X             X                      X                     X           X
AXA Rosenberg Global
  Long/Short Equity
  Fund                       X             X          X           X          X          X           X            X
AXA Rosenberg U.S.
  Discovery Fund             X                        X                                 X           X
AXA Rosenberg European
  Fund                       X             X          X           X                     X           X
AXA Rosenberg U.S.
  Large Capitalization
  Fund                       X                                                          X           X
AXA Rosenberg U.S.
  Long/Short Equity
  Fund                       X                        X                      X          X           X            X


                             RISK
                              OF         DERIVATIVES    STYLE
                         OVERWEIGHTING      RISK         RISK
                         -------------   -----------   --------
AXA Rosenberg U.S.
  Small Capitalization
  Fund
AXA Rosenberg
  International Small
  Capitalization Fund
AXA Rosenberg Value
  Long/Short Equity
  Fund                                                    X
AXA Rosenberg U.S.
  Large/Mid
  Capitalization Long/
  Short Equity Fund            X                          X
AXA Rosenberg Enhanced
  500 Fund
AXA Rosenberg
  International Equity
  Fund
AXA Rosenberg Global
  Long/Short Equity
  Fund                         X                          X
AXA Rosenberg U.S.
  Discovery Fund
AXA Rosenberg European
  Fund                                        X
AXA Rosenberg U.S.
  Large Capitalization
  Fund                         X
AXA Rosenberg U.S.
  Long/Short Equity
  Fund                                                    X

    INVESTMENT RISKS. An investment in the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a Fund's portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investment in shares of the Funds is, like investment in common stocks, more volatile and risky than some other forms of investment. Also, each of the AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg Global Long/Short Equity Fund and AXA Rosenberg U.S. Long/Short Equity Fund (collectively, the "Long/Short Equity Funds") is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with other stock mutual funds.

    FOREIGN INVESTMENT (INCLUDING EUROPEAN) RISK. Investments in securities of foreign issuers involve certain risks that are more significant than for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates and exchange control regulations (including limitations on currency movements and exchanges). A foreign government may expropriate or nationalize invested assets, or impose withholding taxes on dividend or interest payments. A Fund may be unable to obtain and enforce judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

    SMALL AND/OR MID-SIZE COMPANY RISK. Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, and their securities may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume and are generally more sensitive to purchase and sale transactions. Therefore, the prices of such securities tend to be more volatile than the prices of securities of companies with larger market capitalizations. As a result, the absolute values of changes in the prices of securities of companies with small or mid-sized market capitalizations may be greater than those of larger, more established companies.

    CURRENCY RISK. Investments in securities denominated in, and/or receiving revenues in, foreign currencies are subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of these types of investments would be adversely affected.

    RISK OF SHORT SALES. When the Adviser believes that a security is overvalued, it may cause one or more of the Long/Short Equity Funds to sell the security short by borrowing it from a third party and selling it at the then current market price. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund must replace it. The Fund may achieve a gain if the price of the borrowed security decreases during that period of time. No Fund can guarantee that it will be able to replace a security at any particular time or at an acceptable price.

    While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale, before transaction costs, is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender. By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and the price may rise indefinitely.

    Short sales also involve other costs. Each Long/Short Equity Fund must repay to the lender any dividends or interest that accrue while it is holding a security sold short. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

    Until the relevant Long/Short Equity Fund replaces a borrowed security, it will maintain daily a segregated account with its Custodian containing cash, U.S. government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, the Fund might not receive any payments (including interest) on collateral held with the broker or custodian. The assets used to cover the relevant Fund's short sales will not be available to use for redemptions. No Long/Short Equity Fund will make a short sale if after giving effect to the sale the market value of all securities sold short would exceed 100% of the value of such Fund's net assets.

    MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the risk that the Adviser will make poor stock selections. The Adviser will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that the Adviser will produce the desired results. In some cases, certain investments may be unavailable or the Adviser may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to a particular Fund or Funds.

    Each Long/Short Equity Fund will lose money if the Adviser fails to purchase, sell or sell short different stocks such that the securities in the relevant Fund's long portfolio, in the aggregate, outperform the securities in the Fund's short portfolio. In addition, management risk is heightened for those Funds because the Adviser could make poor stock selections for both the long and the short portfolios. Also, the Adviser may fail to construct a portfolio for a Long/Short Equity Fund that has limited exposure to general equity market risk or that has limited exposure to specific industries (in the case of the AXA Rosenberg Value Long/Short Equity Fund), specific capitalization ranges and certain other risk factors.

    MARKET RISK. Although each of the Long/Short Equity Funds seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that the Adviser will fail to construct for any given Long/Short Equity Fund a portfolio of long and short positions that has limited exposure to general stock market movements, capitalization or other risk factors.

    RISK OF OVERWEIGHTING. This is the risk that, by overweighting investments in certain sectors or industries of the stock market, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the AXA Rosenberg Global Long/Short Equity Fund and/or the AXA Rosenberg U.S. Large Capitalization Fund will suffer a loss because of general advances or declines on the prices of stocks in those sectors or industries.

    STYLE RISK. This is the risk that although it attempts to maintain approximately equal weight in value stocks in its long and short portfolios, a Long/Short Equity Fund's performance will still exhibit a sensitivity to the value-growth cycle within the U.S. equity markets because the Adviser's risk control policy has not yielded a perfectly style-neutral portfolio.

    DERIVATIVES RISK. The AXA Rosenberg European Fund may use derivative instruments, which in this case are financial contracts whose value depends upon, or is derived from, the value of an underlying index. The Adviser will sometimes use derivatives as a part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant indices.

    PORTFOLIO TURNOVER. The consideration of portfolio turnover will not constrain the Adviser's investment decisions. Each of the Funds is actively managed and, in some cases, a Fund's portfolio turnover may exceed 100%. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions or transaction costs. Such costs will reduce the relevant Fund's return. A higher portfolio turnover rate may also result in the realization of substantial net short-term gains, which are taxable as ordinary income to shareholders when distributed.

           CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

    The Funds have the flexibility to invest, within limits, in a variety of instruments designed to enhance their investment capabilities. A brief description of certain of these investment instruments and the risks associated with them appears below. You can find more detailed information in the Trust's Statement of Additional Information ("SAI").

    CERTAIN HOLDINGS OF THE AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND, AXA ROSENBERG VALUE LONG/ SHORT EQUITY FUND, AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND, AXA ROSENBERG ENHANCED 500 FUND, AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND, AXA ROSENBERG U.S. DISCOVERY FUND, AXA ROSENBERG EUROPEAN FUND, AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND AND AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND. To meet redemption requests or for investment purposes, each of these Funds may temporarily hold a portion of its assets in full faith and credit obligations of the United States government (E.G., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (specifically, rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

    In connection with these holdings, each of the Funds may be subject to interest rate risk and credit risk. Interest rate risk is the risk that changes in interest rates will adversely affect the value of a Fund's debt securities. Debt securities constitute obligations of an issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of such securities to decline. Even the highest quality debt securities, including U.S. Government securities, are subject to interest rate risk.

    Credit risk is the risk that the issuer or the guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. As noted above, however, the Funds will hold debt securities only of issuers with high credit ratings.

    FOREIGN EXCHANGE TRANSACTIONS. The AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg Global Long/Short Equity Fund and the AXA Rosenberg European Fund (together, the "International Equity Portfolios") do not currently intend to hedge the currency risk associated with investments in securities denominated in foreign currencies. However, in order to hedge against possible variations in foreign exchange rates pending the settlement of securities transactions, each International Equity Portfolio reserves the right to buy or sell foreign currencies or to deal in forward foreign currency contracts; that is, to agree to buy or sell a specified currency at a specified price and future date. Each International Equity Portfolio also reserves the right to purchase currency futures contracts and related options thereon for similar purposes. For example, if the Adviser anticipates that the value of the yen will rise relative to the dollar, a Fund could purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against a currency-related increase in the price of yen-denominated securities such Fund intends to purchase. If the Adviser anticipates a fall in the value of the yen relative to the dollar, a Fund could sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If the International Equity Portfolios change their present intention and decide to utilize hedging strategies, futures contracts and related options will be used only as a hedge against anticipated currency rate changes (not for investment purposes) and all options on currency futures written by a Fund will be covered. These practices, if utilized, may present risks different from or in addition to the risks associated with investments in foreign currencies.

    STOCK INDEX FUTURES. A stock index futures contract (an "Index Future") is a contract to buy an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. A Fund will realize a loss if the value of an Index Future declines between the time the Fund purchases it and the time it sells it and may realize a gain if the value of the Index Future rises between such dates.

    In connection with a Fund's investment in common stocks, each Fund may invest in Index Futures while the Adviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase. A Fund may also invest in Index Futures when the Adviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund, pending investment in such stocks when they do become available. Through the use of Index Futures, a Fund may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a Fund to avoid potential market and liquidity problems (E.G., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a Fund. A Fund may also use Index Futures in order to hedge its equity positions.

    In contrast to purchases of a common stock, no price is paid or received by a Fund upon the purchase of a futures contract. Upon entering into a futures contract, a Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the particular index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market."

    A Fund may close out a futures contract purchase by entering into a futures contract sale. This will operate to terminate the Fund's position in the futures contract. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

    A Fund's use of Index Futures involves risk. Positions in Index Futures may be closed out by a Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Futures contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such events, it may not be possible for a Fund to close its futures contract purchase, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. The futures market may also attract more speculators than does the securities market, because deposit requirements in the futures market are less onerous than margin requirements in the securities market. Increased participation by speculators in the futures market may also cause price distortions. In addition, the price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market disturbances.

    Further, the ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time.

    A Fund will not purchase Index Futures if, as a result, the Fund's initial margin deposits on transactions that do not constitute "bona fide hedging" under relevant regulations of the Commodities Futures Trading Commission would be greater than 5% of the Fund's total assets. In addition to margin deposits, when a Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. government securities or other high grade liquid securities in a segregated account with its Custodian in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.

    REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government, and there is a risk that the seller may fail to repurchase the underlying security. There is a risk, therefore, that the seller will fail to honor its repurchase obligation. In such event, the relevant Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto, and (b) inability to enforce rights and the expenses involved in attempted enforcement.

    LOANS OF PORTFOLIO SECURITIES. Each Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. government securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser to be of relatively high credit standing.

    ILLIQUID SECURITIES. Each Fund may purchase "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to the purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

    FOREIGN INVESTMENTS BY THE AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND, THE AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND, THE AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND, THE AXA ROSENBERG ENHANCED 500 FUND, THE AXA ROSENBERG U.S. DISCOVERY FUND, THE AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND AND THE AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND. Although they invest primarily in securities principally traded in U.S. markets, these Funds may occasionally invest in (and, in the case of the AXA Rosenberg Value Long/Short Equity Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund and the AXA Rosenberg U.S. Long/Short Equity Fund, engage in short sales with respect to) stocks of foreign companies that trade on U.S. markets. Investments in securities of foreign issuers involve certain risks that are less significant for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including currency blockage). A Fund may be unable to obtain and enforce judgments against foreign entities, and issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. Also, the securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

                          PERFORMANCE INFORMATION FROM
             THE ADVISER'S OTHER MID/SMALL CAPITALIZATION ACCOUNTS

The Adviser also serves as adviser to other mid/small capitalization accounts (the "Other Mid/Small Capitalization Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Discovery Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE AXA ROSENBERG U.S. DISCOVERY FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the AXA Rosenberg U.S. Discovery Fund may vary from the performance of the Other Mid/Small Capitalization Accounts. The performance information shown below is based on a composite of all of the accounts of the Adviser and its predecessor with investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Discovery Fund and has been adjusted to give effect to the annualized net expenses of the AXA Rosenberg U.S. Discovery Fund (as set forth in the Annual Fund Operating Expenses table, above) during its first fiscal year. None of the Other Mid/Small Capitalization Accounts has been registered under the 1940 Act, and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other Mid/Small Capitalization Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, the Other Mid/Small Capitalization Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Other Mid/Small Capitalization Accounts had been subject to Subchapter M, their performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Institutional Shares. The Investor Class of the AXA Rosenberg U.S. Discovery Fund has a higher expense ratio than the Institutional Class, and therefore if the returns of the Other Mid/Small Capitalization Accounts were adjusted for the fees and expenses of the Investor Class they would be lower than those shown in the bar chart.

    The bar chart and table below show:

    - CHANGES IN THE OTHER MID/SMALL CAPITALIZATION ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LIFE OF THE OTHER MID/SMALL CAPITALIZATION ACCOUNT COMPOSITE; AND

    - HOW THE OTHER MID/SMALL CAPITALIZATION ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND THE LIFE OF THE OTHER MID/SMALL CAPITALIZATION ACCOUNT COMPOSITE COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.

YEARLY PERFORMANCE (%) -- OTHER MID/SMALL CAPITALIZATION ACCOUNTS (ADJUSTED FOR
  FEES AND NET EXPENSES OF INSTITUTIONAL SHARES)*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

YEARLY PERFORMANCE

CALENDAR YEAR END  ANNUAL RETURN (%)
1997                          32.95%
1998                           1.03%
1999                          21.31%
2000                          15.59%
2001                           9.26%

------------------------

* For the period January 1, 2002 through June 30, 2002, the aggregate (non-annualized) total return of the Other Mid/Small Capitalization Accounts was 15.42% (based on fees and net expenses of Institutional Shares).

    During all periods shown in the bar graph, the Other Mid/Small Capitalization Accounts' highest quarterly return was 19.14%, for the quarter ended 12/31/99, and their lowest quarterly return was -18.93%, for the quarter ended 9/30/98.

PERFORMANCE TABLE

    This table shows how the Other Mid/Small Capitalization Accounts' performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2001)

                                                                                       SINCE
                                                              PAST ONE   PAST FIVE   INCEPTION
                                                                YEAR       YEARS     (2/1/96)
                                                              --------   ---------   ---------
Other Mid/Small Capitalization Accounts (adjusted for the
  fees and expenses of Institutional Shares)................   9.26%      15.53%      16.99%
Other Mid/Small Capitalization Accounts (adjusted for the
  fees and expenses of Investor Shares).....................   8.83%      15.08%      16.53%

Russell 2500 Index*.........................................   1.22%      10.34%      11.79%

------------------------

* The Russell 2500 Index consists of the smallest 2500 securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.) The Russell 2500 Index represents approximately 17% of the Russell 3000 Index total market capitalization.

    There has been one modification to the Adviser's mid/small capitalization accounts strategy since its inception in 1996. In October 1998, the Adviser's predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Near-Term Prospects Model. See "The Adviser's General Investment Philosophy -- Stock Selection." Despite this enhancement to the Adviser's mid/small capitalization strategy, the AXA Rosenberg U.S. Discovery Fund has investment objectives, policies and strategies that are substantially similar to those of the Other Mid/Small Capitalization Accounts.

                   PERFORMANCE INFORMATION FROM THE ADVISER'S
                            OTHER EUROPEAN ACCOUNTS

    The Adviser also serves as adviser to other European accounts (the "Other European Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg European Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE AXA ROSENBERG EUROPEAN FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the AXA Rosenberg European Fund may vary from the performance of the Other European Accounts. The performance information shown below is based on a composite of all of the accounts of the Adviser and its predecessor with investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg European Fund and has been adjusted to give effect to the estimated annualized net expenses of the AXA Rosenberg European Fund (as set forth in the Annual Fund Operating Expenses table, above) during its first fiscal year. None of the Other European Accounts has been registered under the 1940 Act and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other European Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, all but one of the Other European Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Other European Accounts had been subject to Subchapter M, their performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Institutional Shares. The Investor Class of the AXA Rosenberg European Fund has a higher expense ratio than the Institutional Class, and therefore if the returns of the Other European Accounts were adjusted for the fees and expenses of the Investor Class, they would be lower than those shown in the bar chart.

    The bar chart and table below show:

    - CHANGES IN THE OTHER EUROPEAN ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LIFE OF THE OTHER EUROPEAN ACCOUNT COMPOSITE; AND

    - HOW THE OTHER EUROPEAN ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND THE LIFE OF THE OTHER EUROPEAN ACCOUNT COMPOSITE COMPARE TO THOSE OF AN INDEX WITH A SIMILAR INVESTMENT ORIENTATION AND A BROAD-BASED SECURITIES MARKET INDEX.

YEARLY PERFORMANCE (%)--OTHER EUROPEAN ACCOUNTS (ADJUSTED FOR FEES AND NET
  EXPENSES OF INSTITUTIONAL SHARES)*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

YEARLY PERFORMANCE

CALENDAR YEAR END  ANNUAL RETURN (%)
1993                          31.01%
1994                           5.21%
1995                          20.90%
1996                          22.81%
1997                          28.33%
1998                          22.89%
1999                          21.13%
2000                          -4.78%
2001                         -17.23%

------------------------

* For the period January 1, 2002 through June 30, 2002, the aggregate (non-annualized) total return of the Other Accounts was -17.19% (based on fees and net expenses of Institutional Shares).

    During all periods shown in the bar graph, the Other European Accounts' highest quarterly return was 19.45%, for the quarter ended 3/31/98, and their lowest quarterly return was -16.87%, for the quarter ended 9/30/98.

PERFORMANCE TABLE

    This table shows how the Other European Accounts' performance compares with the returns of an index with a similar investment orientation and the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2001)

                                                                                            SINCE
                                                                PAST ONE      PAST FIVE   INCEPTION
                                                                  YEAR          YEARS     (1/1/93)
                                                              -------------   ---------   ---------
Other European Accounts (adjusted for the fees and expenses
  of Institutional Shares)..................................         -17.23%    8.53%       13.32%
Other European Accounts (adjusted for the fees and expenses
  of Investor Shares).......................................         -17.59%    8.08%       12.86%

MSCI Europe Index*..........................................         -19.64%    6.56%       11.75%
Blended Benchmark**.........................................         -17.61%    9.88%       12.14%

------------------------

* The MSCI Europe Index is an equity index prepared by Morgan Stanley Capital International and is currently comprised of 15 developed European markets, including the United Kingdom, based on large and medium capitalization securities which are sorted by industry group and selected, at full market capitalization weight, on the basis of investability (as determined by size, long and short term volume and free float).

** The benchmark is a value-weighted composite of the indices selected by the Adviser for comparison purposes. The country weights of the portfolios are plus or minus 3% of the country weights of the Other Accounts' designated benchmarks. Benchmark index weightings as of December 1, 2001 were: 33.7% FTSE World Europe Special, 8.7% Financial Times Europe, 56.9% MSCI-Europe, and 0.8% MCSI-Europe ex-Norway.

                   PERFORMANCE INFORMATION FROM THE ADVISER'S
                      OTHER LARGE CAPITALIZATION ACCOUNTS

    The Adviser also serves as adviser to other Large Capitalization accounts (the "Other Large Capitalization Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Large Capitalization Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the AXA Rosenberg U.S. Large Capitalization Fund may vary from the performance of the Other Large Capitalization Accounts. The performance information shown below is based on a composite of all of the accounts of the Adviser and its predecessor with investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Large Capitalization Fund and has been adjusted to give effect to the estimated annualized net expenses of the AXA Rosenberg U.S. Large Capitalization Fund (as set forth in the Annual Fund Operating Expenses table, above) during its first fiscal year. None of the Other Large Capitalization Accounts has been registered under the 1940 Act and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other Large Capitalization Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, the Other Large Capitalization Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Other Large Capitalization Accounts had been subject to Subchapter M, their performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Institutional Shares. The Investor Class of the AXA Rosenberg U.S. Large Capitalization Fund has a higher expense ratio than the Institutional Class, and therefore if the returns of the Other Large Capitalization Accounts were adjusted for the fees and expenses of the Investor Class, they would be lower than those shown in the bar chart.

    The bar chart and table below show:

    - CHANGES IN THE OTHER LARGE CAPITALIZATION ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LAST TEN YEARS OF THE OTHER LARGE CAPITALIZATION ACCOUNT COMPOSITE; AND

    - HOW THE OTHER LARGE CAPITALIZATION ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND TEN YEARS OF THE OTHER LARGE CAPITALIZATION ACCOUNT COMPOSITE COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.

YEARLY PERFORMANCE (%)--OTHER LARGE CAPITALIZATION ACCOUNTS (ADJUSTED FOR FEES
  AND NET EXPENSES OF INSTITUTIONAL SHARES)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992    4.97%
1993   12.51%
1994    1.36%
1995   35.30%
1996   22.75%
1997   28.95%
1998   30.23%
1999   23.17%
2000  -11.26%
2001   -5.14%

------------------------

* For the period January 1, 2002 through June 30, 2002, the aggregate (non-annualized) total return of the Other Large Capitalization Accounts was -4.64% (based on fees and net expenses of Institutional Shares).

    During all periods shown in the bar graph, the Other Large Capitalization Accounts' highest quarterly return was 26.65%, for the quarter ended 12/31/98, and their lowest quarterly return was -10.63%, for the quarter ended 9/30/98.

PERFORMANCE TABLE

    This table shows how the Other Large Capitalization Accounts' performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2001)

                                                                PAST ONE      PAST FIVE   PAST TEN
                                                                  YEAR          YEARS      YEARS
                                                              -------------   ---------   --------
Other Large Capitalization Accounts (adjusted for the fees
  and expenses of Institutional Shares).....................          -5.14%    11.73%     13.22%
Other Large Capitalization Accounts (adjusted for the fees
  and expenses of Investor Shares)..........................          -5.51%    11.29%     12.78%

Russell 1000 Index*.........................................         -12.45%    10.50%     12.86%

------------------------

* The Russell 1000 Index consists of the 1000 largest securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.) The smallest company in the Russell 1000 Index after the reconstitution of the Index on June 30, 2002 had a market capitalization of approximately $1.3 billion.

    There have been two modifications to the Adviser's large capitalization accounts strategy in the past ten years. First, the Adviser's predecessor incorporated its Earnings Change Model and Investor Sentiment Model into its large capitalization strategy in October 1992 and April 1993, respectively. The second enhancement to the Adviser's large capitalization strategy occurred in October 1998 when the Adviser's predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Near-Term Prospects Model. See "The Adviser's General Investment Philosophy--Stock Selection." Despite these enhancements to the Adviser's large capitalization strategy, the AXA Rosenberg U.S. Large Capitalization

Fund has investment objectives, policies and strategies that are substantially similar to those of the Other Large Capitalization Accounts.

                  THE ADVISER'S GENERAL INVESTMENT PHILOSOPHY

    The Adviser uses a quantitative stock selection process for all the Trust's portfolios, through which it seeks to outperform a benchmark while diversifying investment risk across a portfolio's holdings. In seeking to outperform each Fund's designated benchmark, the Adviser also attempts to control risk in each Fund's portfolio relative to the securities constituting that benchmark. Since each Fund is substantially invested in equities at all times, the Adviser does not seek to earn an extraordinary return by timing the market. The Adviser seeks to avoid constructing a portfolio that differs significantly from the benchmark with respect to characteristics such as market capitalization, historic relative volatility and industry weightings. Each Fund seeks to have exposure to these factors similar to that of the designated benchmark.

INVESTMENT PHILOSOPHY

    The Adviser's investment strategy is based on the belief that stock prices imperfectly reflect the present value of the expected future earnings of companies, their "fundamental values." The Adviser believes that market prices will converge towards fundamental values over time, and that therefore, if the Adviser can accurately determine fundamental value and can apply a disciplined investment process to select those stocks that are currently undervalued (in the case of purchases) or overvalued (in the case of short sales), the Adviser will outperform a Fund's benchmark over time.

    The premise of the Adviser's investment philosophy is that there is a link between the price of a stock and the underlying financial and operational characteristics of the company. In other words, the price reflects the market's assessment of how well the company is positioned to generate future earnings and/or future cash flow. The Adviser identifies and purchases those stocks that are undervalued (I.E., they are currently cheaper than similar stocks with the same characteristics) and sells (or engages in short sales in the case of the Long/Short Equity Funds) those stocks that are overvalued (I.E., they are currently more expensive than similar stocks with the same characteristics). The Adviser believes that the market will recognize the "better value" and that the mispricings will be corrected as the stocks in the Fund's portfolios are purchased or sold by other investors.

    In determining whether or not a stock is attractive, the Adviser estimates the company's current fundamental value, changes in the company's future earnings and investor sentiment toward the stock. The Adviser identifies and causes a Fund to purchase undervalued stocks and to hold them in the Fund's portfolio until the market recognizes and corrects for the mispricings. Conversely, the Adviser identifies and causes a Fund to sell (or sell short, in the case of the Long/Short Equity Funds) overvalued stocks.

DECISION PROCESS

    The Adviser's decision process is a continuum. Its research function develops models that analyze the more than 14,000 securities in the global universe. These models include analyses of both fundamental data and historical price performance. The portfolio management function optimizes each portfolio's composition, executes trades, and monitors performance and trading costs.

    The essence of the Adviser's approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include:
(1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and
(3) insightful definitions of similar businesses. The Adviser assimilates, checks and structures the input data on which its models rely. The Adviser believes that with correct data, the recommendations made by the system will be sound.

STOCK SELECTION

    Fundamental valuation of stocks is key to the Adviser's investment process, and the heart of the valuation process lies in the Adviser's proprietary Appraisal Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Appraisal Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese Companies) are analyzed in a nearly global model, which includes the United States and Canada as a further basis for comparative valuation, but which excludes Japan. Japanese Companies are analyzed in an independent national model. The Appraisal Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

    An important feature of the Appraisal Model is the classification of companies into one or more of 170 groups of "similar" businesses. Each company is broken down into its individual business segments. Each segment is compared with similar segments of other companies doing business in the same geographical market and, in most cases, in different markets. The Adviser appraises the company's assets, operating earnings and sales within each business segment, using the market's valuation of the relevant category of business as a guide where possible. The Adviser then puts the segment appraisals together to create balance sheet, income statement, and sales valuation models for each total company, while adjusting the segment appraisals to reflect variables which apply only to the total company, such as taxes, capital structure, and pension funding.

    The Adviser's proprietary Near-Term Prospects Model attempts to predict the earnings change for companies over a one-year period. This Model examines, among other things, measures of company profitability, measures of operational efficiency, analysts earnings estimates and measures of investor sentiment, including broker recommendations, earnings surprise and prior market performance. In different markets around the world, the Adviser has different levels of investor sentiment data available and observes differing levels of market response to the model's various predictors.

    The Adviser combines the results of the Near-Term Prospects Model with the results of the Appraisal Model to determine the attractiveness of a stock for purchase or sale.

OPTIMIZATION

    The Adviser's portfolio optimization system attempts to construct a Fund portfolio that will outperform the relevant benchmark. The optimizer simultaneously considers both the recommendations of the Adviser's stock selection models and the risks in determining portfolio transactions. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.

TRADING

    The Adviser's trading system aggregates the recommended transactions for a Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.

    In the United States, the network arrangements the Adviser has developed with Instinet Matching System (IMS) and Portfolio System for Institutional Trading (POSIT) facilitate large volume trading with little or no price disturbance and low commission rates.

    The Adviser uses accommodative trading, which allows institutional buyers and sellers of stock to present the Adviser with their "interest" lists electronically each morning. Any matches between the inventory that the brokers have presented and the Adviser's own recommended trades are signaled to the Adviser's traders. Because the broker is doing agency business and has a client on the other side of the trade, the Adviser expects the other side to be accommodative in setting the price. The Adviser's objective in using this system is to execute most trades on the Adviser's side of the bid/ask spread so as to minimize market impact.

    Package trades further allow the Adviser to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

    The Adviser continuously monitors trading costs to determine the impact of commissions and price disturbances on a Fund's portfolio.

                            MANAGEMENT OF THE TRUST

    The Trust's Board of Trustees oversees the general conduct of the Funds' business.

INVESTMENT ADVISER

    AXA Rosenberg Investment Management LLC (the "Adviser") is the Trust's investment adviser. The Adviser's address is Four Orinda Way, Building E, Orinda, CA 94563. The Adviser is responsible for making investment decisions for the Funds and managing the Funds' other affairs and business, subject to the supervision of the Board of Trustees. The Adviser provides investment advisory services to a number of institutional investors as well. Each of the Funds will pay the Adviser a management fee for these services on a monthly basis. As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," the Adviser has entered into a Fee Limitation Agreement to reduce its management fee and bear certain expenses until March 31, 2004 to limit each Fund's total annual operating expenses. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the relevant Fund to the Adviser during the next two fiscal years to the extent that the repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year. The AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg U.S. Discovery Fund and AXA Rosenberg European Fund paid the Adviser $4,064,479, $114,452, $869,301, $30,570, $0, $0, $14,661, $0
and $0, respectively, in fees for the fiscal year ended March 31, 2002. This represented 0.81%, 0.29%, 1.24%, 0.26%, 0%, 0%, 0.13%, 0% and 0% of the average daily net assets of each such respective Fund. The AXA Rosenberg U.S. Large Capitalization Fund and AXA Rosenberg U.S. Long/ Short Equity Fund were not operational for the fiscal year ended March 31, 2002. Management fees for AXA Rosenberg U.S. Large Capitalization Fund and AXA Rosenberg U.S. Long/Short Equity Fund represent 0.75% and 1.25%, respectively, of each such fund's average daily net assets, before waivers or reimbursements.

PORTFOLIO MANAGERS

    Management of the portfolio of each Fund is overseen by the Adviser's executive officers who are responsible for design and maintenance of the Adviser's investment system, and by a portfolio manager who is responsible for research and monitoring each Fund's characteristic performance against the relevant benchmark and for monitoring cash balances.

    AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND. Dr. Kenneth Reid, Thomas Mead and Floyd Coleman, the portfolio manager, are responsible for the day-to-day management of the AXA Rosenberg U.S. Small Capitalization Fund's portfolio. Dr. Reid has been employed by the Adviser or its predecessor since 1985, and Mr. Mead has been employed by the Adviser or its predecessor since 1989. Mr. Coleman has been a trader and portfolio manager for the Adviser or its predecessor since 1988. He received a B.S. from

Northwestern University in 1982, a M.S. from Polytechnic Institute, Brooklyn in 1984 and a M.B.A. from Harvard Business School in 1988.

    AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND, AXA ROSENBERG INTERNATIONAL EQUITY FUND AND AXA ROSENBERG EUROPEAN FUND. Dr. Reid, Mr. Mead and Kevin Chen, the portfolio manager, are responsible for the day-to-day management of the portfolios of the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg International Equity Fund and the AXA Rosenberg European Fund. Dr. Reid has been employed by the Adviser or its predecessor since 1985, and Mr. Mead has been employed by the Adviser or its predecessor since 1989. Mr. Chen joined the Adviser in 1999 as a portfolio engineer. He received a B.S. from Zhejiang University in 1992, an M.S. from the Catholic University of America in 1997 and an M.B.A. from the University of Chicago in 1999.

    AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND, AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND AND AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND. Dr. Reid, Mr. Mead and Kathryn Mohan, the portfolio manager, are responsible for the day-to-day management of the portfolios of the AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg Global Long/Short Equity Fund and AXA Rosenberg U.S. Long/Short Equity Fund. Dr. Reid has been employed by the Adviser or its predecessor since 1985, and Mr. Mead has been employed by the Adviser or its predecessor since 1989. Ms. Mohan joined the Adviser in 1999 as a senior long/short equity strategy analyst. From 1996 to 1999, she served as Assistant Portfolio Manager for BARRA RogersCasey Asset Services Group. She received a B.S. from Willamette University in 1992 and an M.I.M. from Thunderbird, the American Graduate School of International Management, in 1994.

    AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND. Dr. Reid, Mr. Mead and James Kan, the portfolio manager, are responsible for the day-to-day management of the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund's portfolio. Dr. Reid has been employed by the Adviser or its predecessor since 1985, and Mr. Mead has been employed by the Adviser or its predecessor since 1989. Mr. Kan has had numerous responsibilities including trading, applications programming and portfolio engineering since he joined the Adviser's predecessor in 1990. He received a B.S. from the University of British Columbia in 1984, an M.S. from the University of Southern California in 1987 and an M.B.A. from the University of Chicago in 1990. Mr. Kan is a chartered financial analyst.

    AXA ROSENBERG ENHANCED 500 FUND. Dr. Reid, Mr. Mead and Douglas Burton, the portfolio manager, are responsible for the day-to-day management of the AXA Rosenberg Enhanced 500 Fund's portfolio. Dr. Reid has been employed by the Adviser or its predecessor since 1985, and Mr. Mead has been employed by the Adviser or its predecessor since 1989. Mr. Burton has had portfolio management, marketing and client service responsibilities since he joined the Adviser's predecessor in 1998. From 1988 to 1998, he served as Equity Portfolio Manager, Fixed Income Portfolio Manager, and Investment Analyst for Deseret Mutual Benefit Administrators. He received a B.S. in 1986 and an M.B.A. in 1988 from Brigham Young University. He received an M.S. from the University of Utah in 1997. Mr. Burton is a chartered financial analyst.

    AXA ROSENBERG U.S. DISCOVERY FUND AND AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND. Dr. Reid, Mr. Mead and Stephen Dean, the portfolio manager, are responsible for the day-to-day management of the portfolios of the AXA Rosenberg U.S. Discovery Fund and AXA Rosenberg U.S. Large Capitalization Fund. Dr. Reid has been employed by the Adviser or its predecessor since 1985, and Mr. Mead has been employed by the Adviser or its predecessor since 1989. Mr. Dean joined the Adviser's predecessor in 1995 as a portfolio engineer and is now a senior product strategist. He received a B.A. from Hamilton College in 1985 and an M.B.A. from the University of California, Berkeley in 1994. Mr. Dean is a chartered financial analyst.

EXECUTIVE OFFICERS

    The biography of each of the executive officers of the Adviser is set forth below. Kenneth Reid is also a Trustee of the Trust.

    BARR ROSENBERG. Dr. Rosenberg is the Director of Research of the Adviser, Chairman of AXA Rosenberg Group LLC, the parent of the Adviser, and Managing Director of Barr Rosenberg Research Center LLC. As such, he has ultimate responsibility for the Adviser's securities valuation and portfolio optimization systems used to manage the Funds and for the implementation of the decisions developed therein. His area of special concentration is the design of the Adviser's proprietary securities valuation model.

    Dr. Rosenberg earned a B.A. degree from the University of California, Berkeley, in 1963. He earned an M.Sc. from the London School of Economics in 1965 and a Ph.D. from Harvard University, Cambridge, Massachusetts, in 1968. From 1968 until 1983, Dr. Rosenberg was a Professor of Finance, Econometrics, and Economics at the School of Business Administration at the University of California, Berkeley. Concurrently, from 1968 until 1974, Dr. Rosenberg worked as a consultant in applied decision theory in finance, banking and medicine. In 1975, he founded Barr Rosenberg Associates, a financial consulting firm (now known as BARRA) where he was a managing partner, and later chief scientist, until his departure in 1986. Dr. Rosenberg, the founder of the Berkeley Program in Finance, has experience in the modeling of complex processes with substantial elements of risk. From 1985 to 1998, he was the founder and Managing General Partner of Rosenberg Institutional Equity Management, the predecessor company to the Adviser.

    Dr. Rosenberg is on a one-year sabbatical which began on April 1, 2002. During such period, Thomas Mead will be fulfilling Dr. Rosenberg's regular functions.

    KENNETH REID. Dr. Reid is the Global Chief Investment Officer of the Adviser. His work is focused on the design and estimation of the Adviser's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of the Adviser's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his Ph.D. dissertation have been refined and incorporated into the Adviser's proprietary valuation and trading systems.

    Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance. From 1986 to 1998, Dr. Reid was a general partner of Rosenberg Institutional Equity Management, the predecessor company to the Adviser.

    WILLIAM RICKS. Dr. Ricks is the Chief Executive Officer and Chief Investment Officer of the Adviser. His primary responsibilities are the various aspects of the investment process: trading, operations, portfolio engineering, and portfolio construction. He is responsible for the implementation of the investment strategies that are designed by the Research Center.

    Dr. Ricks earned a B.S. from the University of New Orleans, Louisiana and a Ph.D. from the University of California, Berkeley in 1980. He worked as a senior accountant for Ernst & Ernst in New Orleans from 1974 to 1976. He was a financial and managerial accounting instructor at the University of California, Berkeley from 1978 to 1979, after which he was an associate professor of finance and accounting at Duke University until 1989. From 1989 to 1998, he was a research associate, a portfolio engineer and the Director of Accounting Research at Rosenberg Institutional Equity Management, the predecessor company to the Adviser.

    THOMAS MEAD. Mr. Mead is the Deputy Director of the Barr Rosenberg Research Center LLC, and will serve as the Director of the Barr Rosenberg Research Center LLC and the Director of Research of the

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Adviser during Dr. Rosenberg's sabbatical. In addition to his oversight role within the Research Center, his focus is primarily on modeling.

    Mr. Mead earned an A.B. from Indiana University, Bloomington in 1973 and an M.A. in Economics from Brown University in 1975. He worked as an economist and a fixed income manager for Allendale Insurance in Providence, Rhode Island from 1977 to 1982, after which he was Managing Director of Cambridge Associates in Boston until 1989. From 1989 to 1998, he was a research associate at Rosenberg Institutional Equity Management, the predecessor company to the Adviser, where his responsibilities included portfolio engineering and client service.

INDEPENDENT TRUSTEES

    William F. Sharpe, Nils H. Hakansson and Dwight M. Jaffee are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Adviser.

    Dr. Sharpe is the STANCO 25 Professor of Finance Emeritus at Stanford University's Graduate School of Business. He is best known as one of the developers of the Capital Asset Pricing Model, including the beta and alpha concepts used in risk analysis and performance measurement. He developed the widely-used binomial method for the valuation of options and other contingent claims. He also developed the computer algorithm used in many asset allocation procedures. Dr. Sharpe has published articles in a number of professional journals. He has also written six books, including PORTFOLIO THEORY AND CAPITAL MARKETS, (McGraw-Hill, 1970), ASSET ALLOCATION TOOLS, (Scientific Press, 1987), FUNDAMENTALS OF INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall, 2000) and INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall, 1999). Dr. Sharpe is a past President of the American Finance Association. He is currently Chairman of Financial Engines Incorporated, an on-line investment advice company. He has also served as consultant to a number of corporations and investment organizations. He received the Nobel Prize in Economic Sciences in 1990.

    Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published a number of articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Services Corporation and of Theatrix Interactive, Inc. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.

    Professor Jaffee is the Willis H. Booth Professor of Banking and Finance at the Haas School of Business, University of California, Berkeley. He was previously a Professor of Economics at Princeton University for many years, where he served as the Vice Chairman of the faculty. At Berkeley, he serves on a continuing basis as the Co-chairman of the Fisher Center for Real Estate and Urban Economics and as the Director of the UC Berkeley-St. Petersburg University (Russia) School of Management Program. He has been a Visiting Professor at many universities around the world, most recently at the University of Aix/ Marseille in France and at the European University in Florence Italy. Professor Jaffee has authored five books and numerous articles in academic and professional journals. His research has focused on three key financial markets: business lending, real estate finance, and catastrophe insurance. His current research is focused on methods for securitizing real estate finance and catastrophe insurance risks, and on the impact of international trade on the U.S. computer industry. He has served on the editorial boards of numerous academic journals, and has been a consultant to a number of U.S. government agencies and to the World Bank. In the past, Professor Jaffee has been a member of the Board of Directors of various financial institutions, including the Federal Home Loan Bank of New York.

DISTRIBUTOR

    Institutional Shares and Investor Shares of each Fund and the Adviser Shares of the AXA Rosenberg U.S. Small Capitalization Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

    Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Investor Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Investor Shares of the Trust, shares of the class are subject to an annual distribution and shareholder service fee (the "Distribution and Shareholder Service Fee") in accordance with a distribution and shareholder service plan (the "Distribution and Shareholder Service Plan") adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. Although the Distributor sells Institutional Shares of the Funds, as noted below, the Funds pay no fees to the Distributor in connection with such shares. Under the Distribution and Shareholder Service Plan, the Investor Class of the Funds will pay annual distribution and shareholder service fees up to 0.25%.

    Expenses and services for which the Distributor may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Investor Shares, printing of prospectuses and reports for other than existing Investor Class shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such shareholders. The Distribution and Shareholder Service Plan is of the type known as a "compensation" plan. This means that, although the trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Distribution and Shareholder Service Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

    Under a Service Plan adopted by the Trustees, the Distributor may also provide (or arrange for another intermediary or agent to provide) personal and/or account maintenance services to holders of Adviser Shares of the AXA Rosenberg U.S. Small Capitalization Fund (the Distributor or such other entity is referred to as a "Servicing Agent" in such capacity). A Servicing Agent will be paid some or all of the Service Fees charged with respect to Adviser Shares pursuant to the Service Plan for such shares.

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
                                MULTIPLE CLASSES

    As indicated previously, the Funds other than the AXA Rosenberg U.S. Small Capitalization Fund offer two classes of shares to investors, with eligibility for purchase depending on the amount invested in a particular Fund. The two classes of shares are Institutional Shares and Investor Shares. The AXA Rosenberg U.S. Small Capitalization Fund offers three classes of shares to investors: Institutional Shares, Investor Shares and Adviser Shares. The following table sets forth basic investment and fee information for each class.

                                                                                              ANNUAL
                                                                                           DISTRIBUTION
                                                                                               AND
                                                MINIMUM FUND   SUBSEQUENT      ANNUAL      SHAREHOLDER
NAME OF CLASS                                   INVESTMENT*    INVESTMENT*   SERVICE FEE   SERVICE FEE
-------------                                   ------------   -----------   -----------   ------------
Institutional.................................   $1 million      $10,000         None           None
Adviser.......................................   $  100,000      $ 1,000        0.25%           None
Investor......................................   $    2,500      $   500         None          0.25%

------------------------

* Certain exceptions apply. See "-- Institutional Shares" and "-- Investor Shares" below."

    The offering price of Fund shares is based on the net asset value per share next determined after an order is received. See "Purchasing Shares," "How the Trust Prices Shares of the Funds -- Determination of Net Asset Value" and "Redemption of Shares."

INSTITUTIONAL SHARES

    Institutional Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) plans and individuals. In order to be eligible to purchase Institutional Shares, an institution, plan or individual must make an initial investment of at least $1 million in the particular Fund. In its sole discretion, the Adviser may waive this minimum investment requirement. The Adviser intends to do so for employees of the Adviser, for the spouse, parents, children, siblings, grandparents or grandchildren of such employees, for employees of the Administrator and for Trustees of the Trust who are not interested persons of the Trust or Adviser and their spouses. Institutional Shares are sold without any initial or deferred sales charges and are not subject to any ongoing Distribution and Shareholder Service Fee.

ADVISER SHARES

    Adviser shares may be purchased solely through accounts established under a fee-based program which is sponsored and maintained by a registered broker-dealer or other financial adviser approved by the Trust's Distributor and under which each investor pays a fee to the broker-dealer or other financial adviser, or its affiliate or agent, for investment management or administrative services. In order to be eligible to purchase Adviser Shares, a broker-dealer or other financial adviser must make an initial investment of at least $100,000 of its client's assets in the AXA Rosenberg U.S. Small Capitalization Fund. In its sole discretion, the Adviser may waive this minimum asset investment requirement. Adviser Shares are sold without any initial or deferred sales charges and are not subject to ongoing distribution fees, but are subject to a Service Fee at an annual rate equal to 0.25% of the AXA Rosenberg U.S. Small Capitalization Fund's average daily net assets attributable to Adviser Shares.

INVESTOR SHARES

    Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $2,500 in the particular Fund. In its sole discretion, the Adviser may waive this minimum investment requirement. Investor Shares are subject to an annual Distribution and Shareholder Service Fee equal to 0.25% of the average daily net assets attributable to Investor Shares, and the Trustees have authorized each Fund to pay up to 0.15% of its average daily net assets attributable to Investor Shares for subtransfer and subaccounting services in connection with such shares. As described above, the Distribution and Shareholder Service Plan in connection with Investor Shares permits payments of up to 0.25% of the Funds' average daily net assets attributable to Investor Shares. See "Management of the Trust -- Distributor."

GENERAL

    Shares of the Funds may be sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (collectively, "Shareholder Organizations"). Investors purchasing and redeeming shares of the Funds through a Shareholder Organization may be charged a transaction-based fee or other fee for the services provided by the Shareholder Organization. Each such Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Fund shares. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their particular organization.

                               PURCHASING SHARES

    The offering price for shares of each Fund is the net asset value per share next determined after receipt of a purchase order. See "How the Trust Prices Shares of the Funds -- Determination of Net Asset Value." Investors may be charged an additional fee by their broker or agent if they effect transactions through such persons.

    The AXA Rosenberg U.S. Small Capitalization Fund plans to close to all investors when its net assets reach $1 billion except that (i) participants in 401(k) plans may continue to purchase shares of the AXA Rosenberg U.S. Small Capitalization Fund in their plan accounts as long as the 401(k) plan continues to own shares in the Fund, (ii) participants holding shares in the AXA Rosenberg U.S. Small Capitalization Fund in certain "wrap programs" that have entered into contractual agreements with the Trust and/or Distributor will be eligible to purchase shares of the AXA Rosenberg U.S. Small Capitalization Fund to rebalance their accounts as long as the "wrap program" continues to own shares of the Fund, but other participants in the "wrap programs" will not be able to purchase shares, (iii) existing shareholders at the time of closure may continue to receive dividends and/or distributions in the form of additional shares of the Fund, and (iv) participants holding shares in the AXA Rosenberg U.S. Small Capitalization Fund in certain "asset allocation programs" that have entered into a contractual arrangement with the Trust and/or Distributor will be eligible to purchase shares in the AXA Rosenberg U.S. Small Capitalization Fund to rebalance their accounts as long as the "asset allocation program" continues to own shares of the Fund, but other participants in the "asset allocation programs" will not be able to purchase shares.

INITIAL CASH INVESTMENTS BY WIRE

    Subject to acceptance by the Trust, shares of the Funds may be purchased by wiring federal funds. Please first contact the Trust at 1-800-447-3332 for complete wiring instructions. Notification must be given to the Trust at 1-800-447-3332 prior to 4:00 p.m., New York time, of the wire date. Federal funds purchases will be accepted only on a day on which the Trust, the Distributor and the Custodian are all open for business. A completed Account Application must be overnighted to the Trust at Barr Rosenberg Series Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8021. Please note the minimum initial investment requirements for each class as set forth above under "Multiple Classes."

INITIAL CASH INVESTMENTS BY MAIL

    Subject to acceptance by the Trust, an account may be opened by completing and signing an Account Application and mailing it to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

    The Fund(s) to be purchased should be specified on the Account Application. In all cases, subject to acceptance by the Trust, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a Fund next determined after receipt, even though the check may not yet have been converted into federal funds. Please note minimum initial investment requirements for each class as set forth above under "Multiple Classes."

ADDITIONAL CASH INVESTMENTS

    Additional cash investments may be made at any time by mailing a check to the Trust at the address noted under "-- Initial Cash Investments by Mail" (payable to Barr Rosenberg Series Trust) or by wiring monies as noted under "-- Initial Cash Investments by Wire." Notification must be given at 1-800-447-3332 or to the appropriate broker-dealer prior to 4:00 p.m., New York time, of the wire date. Please note each class' minimum additional investment requirements as set forth above under "Multiple Classes." In its sole discretion, the Adviser may waive the minimum additional investment requirements.

INVESTMENTS IN-KIND (INSTITUTIONAL SHARES)

    Institutional Shares may be purchased in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or by a combination of such common stocks and cash. Purchase of Institutional Shares of a Fund in exchange for stocks is subject in each case to the determination by the Adviser that the stocks to be exchanged are acceptable. Securities accepted by the Adviser in exchange for Fund shares will be valued as set forth under "How the Trust Prices Shares of the Funds -- Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, the exchange of common stocks for Institutional Shares will be a taxable event for federal income tax purposes, which will trigger gain or loss to an investor subject to federal income taxation, measured by the difference between the value of the Institutional Shares received and the investor's basis in the securities tendered.

    The Adviser will not approve the acceptance of securities in exchange for Fund shares unless (i) the Adviser, in its sole discretion, believes the securities are appropriate investments for the Fund; (ii) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (iii) the securities may be acquired under the Fund's investment restrictions.

OTHER PURCHASE INFORMATION

    An eligible shareholder may also participate in the Barr Rosenberg Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in Investor Shares of one or more of the Funds through the use of electronic funds transfers. Investors may commence their participation in this program with a minimum initial investment of $2,500 and may elect to make subsequent investments by transfers of a minimum of $50 into their established Fund account. You may contact the Trust for more information about the Barr Rosenberg Automatic Investment Program.

    For purposes of calculating the purchase price of Fund shares, a purchase order is received by the Trust on the day that it is in "good order" unless it is rejected by the Distributor. For a cash purchase order of Fund shares to be in "good order" on a particular day, a check or money wire must be received on or before 4:00 p.m., New York time, of that day. If the consideration is received by the Trust after the deadline, the purchase price of Fund shares will be based upon the next determination of net asset value of Fund shares. No third party or foreign checks will be accepted. In the case of a purchase in-kind of Institutional Shares, such purchase order will be rejected if the investor's securities are not placed on deposit at DTC prior to 10:00 a.m., New York time.

    The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or to reject purchase orders when, in the judgment of the Adviser, such suspension or rejection would be in the best interests of the Trust or a Fund.

    The Trust does not allow investments by market timers. You may be subject to a fee of 2% if you redeem your shares within 30 days of purchase. See "Redemption of Shares--Early Redemptions and Market Timing."

    Purchases of each Fund's shares may be made in full or in fractional shares of such Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

                                  IRA ACCOUNTS

    Investor Shares of the Funds may be used as funding mediums for IRAs. The minimum initial investment for an IRA is $2,000. A special application must be completed in order to create such an account. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs, call the Trust at 1-800-447-3332.

                              REDEMPTION OF SHARES

    Shares of the Funds may be redeemed by mail, or, if authorized by an investor in an Account Application, by telephone. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the particular Fund at the time of the redemption.

BY MAIL

    The Trust will redeem its shares at the net asset value next determined after the request is received in "good order." See "How the Trust Prices Shares of the Funds -- Determination of Net Asset Value." Requests should be addressed to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

    Requests in "good order" must include the following documentation:

        (a) a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

        (b) any required signature guarantees; and

        (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES

    To protect shareholder accounts, the Trust and the Transfer Agent from fraud, signature guarantees may be required to enable the Trust to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, and (3) share transfer requests. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Shareholders may contact the Trust at 1-800-447-3332 for further details.

BY TELEPHONE

    Provided the Telephone Redemption Option has been authorized by an investor in an Account Application, a redemption of shares may be requested by calling the Trust at 1-800-447-3332 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the Telephone Redemption Option or the Telephone Exchange Option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and the shareholder, not the Trust or the Transfer Agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone. Payments on Telephone Redemptions will be suspended for a period typically expected not to exceed 7 business days following a telephonic address change.

SYSTEMATIC WITHDRAWAL PLAN

    An owner of $12,000 or more of shares of a Fund may elect to have periodic redemptions made from the investor's account to be paid on a monthly, quarterly, semiannual or annual basis. The maximum payment per year is 12% of the account value at the time of the election. The Trust will normally redeem a sufficient number of shares to make the scheduled redemption payments on a date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

EARLY REDEMPTIONS AND MARKET TIMING

    The Funds do not allow investments by market timers. You will be considered a market timer if you buy and sell your shares within 30 days or otherwise seem, in the judgment of the Adviser, to follow a timing pattern. Shares redeemed within 30 days of purchase will be subject to a fee of 2%. Such fee will be paid to the Fund to defray the cost associated with early redemption. The Trust reserves the right, in its sole discretion, to waive such fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or a Fund.

FURTHER REDEMPTION INFORMATION

    The Trust will not make payment on redemptions of shares purchased by check until payment of the purchase price has been collected, which may take up to fifteen days after purchase. Shareholders can avoid this delay by utilizing the wire purchase option.

    If the Adviser determines, in its sole discretion, that it would not be in the best interests of the remaining shareholders of a Fund to make a redemption payment to an Institutional Shareholder wholly or partly in cash, such Fund may pay the redemption price of Institutional Shares in whole or in part by a distribution in kind of readily marketable securities held by such Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "How the Trust Prices Shares of the Funds -- Determination of Net Asset Value." Securities distributed by a Fund in kind will be selected by the Adviser in light of each Fund's objective and will not generally represent a pro rata distribution of each security held in a Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

    The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to fairly determine the value of their net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

                               EXCHANGING SHARES

    The Funds offer two convenient ways to exchange shares of one Fund for shares of another Fund. Shares of a particular class of a Fund may be exchanged only for shares of the same class in another Fund. There is no sales charge on exchanges. Before engaging in an exchange transaction, a shareholder should read carefully the information in the Prospectus describing the Fund into which the exchange will occur. A shareholder may not exchange shares of a class of one Fund for shares of the same class of another Fund that is not qualified for sale in the state of the shareholder's residence. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time.

    An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.

    A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the respective net asset values next determined following receipt of the request by the Funds containing the information indicated below.

EXCHANGE BY MAIL

    To exchange Fund shares by mail, shareholders should simply send a letter of instruction to the Trust. The letter of instruction must include: (a) the investor's account number; (b) the class of shares to be exchanged; (c) the Fund from and the Fund into which the exchange is to be made; (d) the dollar or share amount to be exchanged; and (e) the signatures of all registered owners or authorized parties.

EXCHANGE BY TELEPHONE

    To exchange Fund shares by telephone or to ask questions about the exchange privilege, shareholders may call the Trust at 1-800-447-3332. If you wish to exchange shares, please be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the class of shares to be exchanged; (c) the name of the Fund from which and the Fund into which the exchange is to be made; and (d) the dollar or share amount to be exchanged. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Account Application. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust reserves the right to suspend or terminate the privilege of exchanging by mail or by telephone at any time.

                    HOW THE TRUST PRICES SHARES OF THE FUNDS

    The price of each Fund's shares is based on its net asset value as next determined after receipt of a purchase order in good order.

    For purposes of calculating the purchase price of Fund shares, if it does not reject a purchase order, the Trust considers an order received on the day that it receives a check or money order on or before

4:00 p.m., New York time. If the Trust receives the payment after the deadline, it will base the purchase price of Fund shares on the next determination of net asset value of Fund shares.

    The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or Funds or to reject purchase orders when the Adviser believes that suspension or rejection would be in the best interests of the Trust.

    Purchases of each Fund's shares may be made in full or fractional shares of the relevant Fund calculated to three decimal places. In the interest of economy and convenience, the Trust will not issue certificates for shares.

DETERMINATION OF NET ASSET VALUE

    The net asset value of each class of shares of the Funds will be determined once on each day on which the New York Stock Exchange is open as of 4:00 p.m., New York time. Shares will not be priced on the days on which the New York Stock Exchange is closed for trading. Because the AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Global Long/ Short Equity Fund and AXA Rosenberg European Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the net asset value of the shares of those Funds may change on days when shareholders will not be able to purchase or redeem shares. The net asset value per share of each class of a Fund is determined by dividing the particular class's proportionate interest in the total market value of the Fund's portfolio investments and other assets, less any applicable liabilities, by the total outstanding shares of that class of the Fund. Each Fund's liabilities are allocated among its classes. Specifically, the total of such liabilities allocated to a particular class, plus that class's distribution and shareholder service expenses, if any, and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets. The resulting amount for each class is divided by the number of shares of that class outstanding to produce the "net asset value" per share.

    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price or the most recent quoted ask price, as applicable, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees of the Trust or by persons acting at their direction. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the New York Stock Exchange close.

                                 DISTRIBUTIONS

    Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments and net short-term capital gains). Each Fund also intends to distribute substantially all of its net long-term capital gains, if any, after giving effect to any available capital loss carryover. Each Fund's policy is to declare and pay distributions of its dividends and interest annually although it may do so more frequently as determined by the Trustees of the Trust. Each Fund's policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

    All dividends and/or distributions will be paid out in the form of additional shares of the relevant Fund to which the dividends and/or distributions relate at net asset value unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the Account Application or by writing to the Administrator.

    If you elect to receive distributions in cash and checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                     TAXES

    Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund will not be subject to federal income tax on amounts distributed to its shareholders, provided that it distributes with respect to each taxable year, as dividends, substantially all of the sum of its taxable net investment income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year and otherwise qualifies for the special rules governing the taxation of regulated investment companies. Such dividends will be taxable to shareholders subject to income tax as ordinary income. Dividends of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) will be taxable to shareholders as long-term capital gains (generally taxed at 20%), regardless of how long a shareholder has held the shares. Dividends will be taxed as described above whether received in cash or in shares through the reinvestment of dividends. A dividend paid to shareholders by a Fund in January of a year is generally deemed to have been received by shareholders on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

    If more than 50% of a Fund's assets at fiscal year-end is represented by debt and equity securities of foreign corporations, the Fund may (and the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg Global Long/Short Equity Fund and the AXA Rosenberg European Fund intend to) elect to permit shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

    To the extent such investments are permissible for a Fund, the Fund's short sales and transactions in options, futures contracts, hedging transactions, forward contracts, equity swap contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund's use of such transactions may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

    The foregoing is a general summary of the federal income tax consequences of investing in a Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisers about the tax consequences of an investment in a Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws.

                               OTHER INFORMATION

    Each Fund's investment performance may from time to time be included in advertisements about such Fund. Total return for a Fund is measured by comparing the value of an investment in such Fund at the beginning of the relevant period to the redemption value of the investment in such Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gains distributions). All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust's financial statements, is included in the Fund's Annual Report, which is available upon request. The AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/02.

                 (This page has been left blank intentionally.)

                                                                                     INCOME FROM INVESTMENT OPERATIONS
                                                                             --------------------------------------------------
                                                                                                NET REALIZED
                                                                                               AND UNREALIZED
                                                                                                GAIN/(LOSS)
                                                                NET ASSET         NET          ON INVESTMENTS
                                                                 VALUE,        INVESTMENT       AND FOREIGN        TOTAL FROM
                                                                BEGINNING        INCOME           CURRENCY         INVESTMENT
FISCAL YEAR OR PERIOD                                           OF PERIOD        (LOSS)         TRANSACTIONS       OPERATIONS
---------------------                                           ---------    --------------    --------------    --------------
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
  Institutional Shares
  Year ended 3/31/02........................................     $ 9.57      $       0.03(a)   $     2.17        $         2.20
  Year ended 3/31/01........................................      10.06              0.03(a)        -0.16                 -0.13
  Year ended 3/31/00........................................       7.66                --            2.40                  2.40
  Year ended 3/31/99........................................       9.76              0.01(a)        -2.02                 -2.01
  Year ended 3/31/98........................................       7.13              0.02(a)         3.14                  3.16
  Adviser Shares
  Year ended 3/31/02........................................     $ 9.53      $         --(a)   $     2.17        $         2.17
  Year ended 3/31/01........................................      10.02              0.01(a)        -0.16                 -0.15
  Year ended 3/31/00........................................       7.65                --            2.37                  2.37
  Year ended 3/31/99........................................       9.75                --(a)        -2.02                 -2.02
  Year ended 3/31/98........................................       7.14             -0.01(a)         3.14                  3.13
  Investor Shares
  Year ended 3/31/02........................................     $ 9.50      $         --(a)   $     2.15        $         2.15
  Year ended 3/31/01........................................      10.00             -0.01(a)        -0.14                 -0.15
  Year ended 3/31/00........................................       7.63                --            2.37                  2.37
  Year ended 3/31/99........................................       9.73             -0.01(a)        -2.01                 -2.02
  Year ended 3/31/98........................................       7.13             -0.02(a)         3.14                  3.12

AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
  Institutional Shares
  Year ended 3/31/02........................................     $ 9.13      $       0.15(a)   $    -0.61        $        -0.46
  Year ended 3/31/01........................................      11.81              0.11           -1.28                 -1.17
  Year ended 3/31/00........................................       9.11              0.15            2.74                  2.89
  Year ended 3/31/99........................................      10.10              0.12(a)        -1.02                 -0.90
  Year ended 3/31/98........................................      10.13              0.08(a)         0.14                  0.22
  Investor Shares
  Year ended 3/31/02........................................     $ 9.09      $       0.07(a)   $    -0.55        $        -0.48
  Year ended 3/31/01........................................      11.77              0.08           -1.29                 -1.21
  Year ended 3/31/00........................................       9.10              0.13            2.71                  2.84
  Year ended 3/31/99........................................      10.09              0.07(a)        -1.00                 -0.93
  Year ended 3/31/98........................................      10.13              0.06(a)         0.14                  0.20

AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
  Institutional Shares
  Year ended 3/31/02........................................     $ 8.11      $       0.13(a)   $     0.93        $         1.06
  Year ended 3/31/01........................................       7.42              0.34(a)         0.78                  1.12
  Year ended 3/31/00........................................       8.99              0.34           -1.58                 -1.24
  Year ended 3/31/99........................................       9.97              0.29(a)        -1.00                 -0.71
  12/16/97(d) to 3/31/98....................................      10.00              0.10(a)        -0.13                 -0.03
  Investor Shares
  Year ended 3/31/02........................................     $ 8.10      $       0.09(a)   $     0.96        $         1.05
  Year ended 3/31/01........................................       7.41              0.31(a)         0.78                  1.09
  Year ended 3/31/00........................................       8.98              0.32           -1.59                 -1.27
  Year ended 3/31/99........................................       9.96              0.25(a)        -1.00                 -0.75
  12/18/97(d) to 3/31/98....................................      10.00              0.08(a)        -0.12                 -0.04

FOOTNOTES TO THE FINANCIAL HIGHLIGHTS
(a) Calculated based on the average shares outstanding during the period.
(b) Distribution per share was less than $0.005.
(c) Annualized.
(d) Class inception date.

                                            DIVIDENDS AND DISTRIBUTIONS
                      ------------------------------------------------------------------------
                                                             DISTRIBUTIONS
                                       DISTRIBUTIONS FROM     IN EXCESS OF
                                          NET REALIZED        NET REALIZED
                        DIVIDENDS           GAINS ON            GAIN ON                          NET ASSET
                         FROM NET       INVESTMENTS AND     INVESTMENTS AND         TOTAL         VALUE,
                        INVESTMENT      FOREIGN CURRENCY    FOREIGN CURRENCY    DISTRIBUTIONS     END OF         TOTAL
FISCAL YEAR OR PERIOD     INCOME          TRANSACTIONS        TRANSACTIONS     TO SHAREHOLDERS    PERIOD         RETURN
--------------------- --------------   ------------------   ----------------   ---------------   ---------   --------------
AXA ROSENBERG U.S.
  SMALL
  CAPITALIZATION FUND
  Institutional
    Shares
  Year ended
    3/31/02...        $       -0.04      $        -0.55      $           --    $        -0.59     $11.18              23.92%
  Year ended
    3/31/01...                -0.03               -0.33                  --             -0.36       9.57              -1.26%
  Year ended
    3/31/00...                   --(b)               --                  --                --      10.06              31.36%
  Year ended
    3/31/99...                -0.01               -0.08                  --             -0.09       7.66             -20.56%
  Year ended
    3/31/98...                -0.01               -0.52                  --             -0.53       9.76              44.95%
  Adviser Shares
  Year ended
    3/31/02...        $       -0.03      $        -0.55      $           --    $        -0.58     $11.12              23.61%
  Year ended
    3/31/01...                -0.01               -0.33                  --             -0.34       9.53              -1.43%
  Year ended
    3/31/00...                   --(b)               --                  --                --      10.02              31.00%
  Year ended
    3/31/99...                   --               -0.08                  --             -0.08       7.65             -20.70%
  Year ended
    3/31/98...                   --               -0.52                  --             -0.52       9.75              44.50%
  Investor Shares
  Year ended
    3/31/02...        $       -0.02      $        -0.55      $           --    $        -0.57     $11.08              23.50%
  Year ended
    3/31/01...                -0.02               -0.33                  --             -0.35       9.50              -1.52%
  Year ended
    3/31/00...                   --                  --                  --                --      10.00              31.06%
  Year ended
    3/31/99...                   --               -0.08                  --             -0.08       7.63             -20.74%
  Year ended
    3/31/98...                   --               -0.52                  --             -0.52       9.73              44.42%

AXA ROSENBERG
  INTERNATIONAL SMALL
  CAPITALIZATION FUND
  Institutional
    Shares
  Year ended
    3/31/02...        $       -0.19      $           --(b)   $           --    $        -0.19     $ 8.48              -4.80%
  Year ended
    3/31/01...                -0.16               -1.35                  --             -1.51       9.13             -10.78%
  Year ended
    3/31/00...                -0.19                  --                  --             -0.19      11.81              32.04%
  Year ended
    3/31/99...                -0.09                  --                  --             -0.09       9.11              -8.83%
  Year ended
    3/31/98...                -0.05               -0.06               -0.14             -0.25      10.10               2.51%
  Investor Shares
  Year ended
    3/31/02...        $       -0.18      $           --(b)   $           --    $        -0.18     $ 8.43              -5.08%
  Year ended
    3/31/01...                -0.12               -1.35                  --             -1.47       9.09             -11.08%
  Year ended
    3/31/00...                -0.17                  --                  --             -0.17      11.77              31.47%
  Year ended
    3/31/99...                -0.06                  --                  --             -0.06       9.10              -9.16%
  Year ended
    3/31/98...                -0.04               -0.06               -0.14             -0.24      10.09               2.22%

AXA ROSENBERG VALUE
  LONG/SHORT EQUITY
  FUND
  Institutional
    Shares
  Year ended
    3/31/02...        $       -0.22      $           --      $           --    $        -0.22     $ 8.95              13.53%
  Year ended
    3/31/01...                -0.43                  --                  --             -0.43       8.11              15.96%
  Year ended
    3/31/00...                -0.33                  --                  --             -0.33       7.42             -14.13%
  Year ended
    3/31/99...                -0.27                  --                  --             -0.27       8.99              -7.31%
  12/16/97(d) to
    3/31/98...                   --                  --                  --                --       9.97              -0.30%
  Investor Shares
  Year ended
    3/31/02...        $       -0.20      $           --      $           --    $        -0.20     $ 8.95              13.24%
  Year ended
    3/31/01...                -0.40                  --                  --             -0.40       8.10              15.49%
  Year ended
    3/31/00...                -0.30                  --                  --             -0.30       7.41             -14.41%
  Year ended
    3/31/99...                -0.23                  --                  --             -0.23       8.98              -7.66%
  12/18/97(d) to
    3/31/98...                   --                  --                  --                --       9.96              -0.40%

FOOTNOTES TO THE FINANCIAL HIGHLIGHTS
(a) Calculated based on the average shares outstanding during the period.
(b) Distribution per share was less than $0.005.
(c) Annualized.
(d) Class inception date.

                                                                  RATIOS TO AVERAGE NET ASSETS/
                                                                        SUPPLEMENTAL DATA
                                                                ---------------------------------
                                                                                  NET INVESTMENT
                                                                 NET ASSETS,       INCOME/(LOSS)
                                                                END OF PERIOD         NET OF
                                                                    (000'S            WAIVER/
FISCAL YEAR OR PERIOD                                              OMITTED)       REIMBURSEMENTS
---------------------                                           --------------    ---------------
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
  Institutional Shares
  Year ended 3/31/02........................................       $482,205                 0.33%
  Year ended 3/31/01........................................        408,148                 0.26%
  Year ended 3/31/00........................................        447,879                 0.02%
  Year ended 3/31/99........................................        445,476                 0.16%
  Year ended 3/31/98........................................        537,891                 0.19%
  Adviser Shares
  Year ended 3/31/02........................................       $ 17,695                 0.05%
  Year ended 3/31/01........................................          8,137                 0.07%
  Year ended 3/31/00........................................          7,884                -0.16%
  Year ended 3/31/99........................................         15,465                -0.00%
  Year ended 3/31/98........................................         17,448                -0.06%
  Investor Shares
  Year ended 3/31/02........................................       $108,449                -0.05%
  Year ended 3/31/01........................................         65,217                -0.13%
  Year ended 3/31/00........................................         11,400                -0.13%
  Year ended 3/31/99........................................         16,228                -0.15%
  Year ended 3/31/98........................................         33,724                -0.24%

AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
  Institutional Shares
  Year ended 3/31/02........................................       $ 28,027                 1.71%
  Year ended 3/31/01........................................         41,951                 0.99%
  Year ended 3/31/00........................................         44,628                 1.43%
  Year ended 3/31/99........................................         34,292                 1.29%
  Year ended 3/31/98........................................         39,218                 0.82%
  Investor Shares
  Year ended 3/31/02........................................       $  6,334                 0.79%
  Year ended 3/31/01........................................          1,731                 0.67%
  Year ended 3/31/00........................................          1,650                 1.14%
  Year ended 3/31/99........................................          1,697                 0.79%
  Year ended 3/31/98........................................          1,375                 0.61%

AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
  Institutional Shares
  Year ended 3/31/02........................................       $ 69,629                 1.61%
  Year ended 3/31/01........................................         61,923                 4.56%
  Year ended 3/31/00........................................         74,401                 2.82%
  Year ended 3/31/99........................................        162,404                 2.97%
  12/16/97(d) to 3/31/98....................................        168,080                 3.31%(c)
  Investor Shares
  Year ended 3/31/02........................................       $  5,355                 1.05%
  Year ended 3/31/01........................................          3,952                 4.23%
  Year ended 3/31/00........................................          6,155                 2.36%
  Year ended 3/31/99........................................         37,387                 2.53%
  12/18/97(d) to 3/31/98....................................         35,223                 2.82%(c)

FOOTNOTES TO THE FINANCIAL HIGHLIGHTS
(a) Calculated based on the average shares outstanding during the period.
(b) Distribution per share was less than $0.005.
(c) Annualized.
(d) Class inception date.

                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      ----------------------------------------------------------------------------
                                             EXPENSES              EXPENSES
                                        (INCLUDING DIVIDEND   (EXCLUDING DIVIDEND
                         EXPENSES        EXPENSE, IF ANY)      EXPENSE, IF ANY)
                      BEFORE WAIVER/      NET OF WAIVER/        NET OF WAIVER/        PORTFOLIO
FISCAL YEAR OR PERIOD REIMBURSEMENTS      REIMBURSEMENTS        REIMBURSEMENTS      TURNOVER RATIO
--------------------- ---------------   -------------------   -------------------   --------------
AXA ROSENBERG U.S.
  SMALL
  CAPITALIZATION FUND
  Institutional
    Shares
  Year ended
    3/31/02...              1.29%                 --%                1.15%              101.08%
  Year ended
    3/31/01...              1.25%                 --%                1.15%              128.79%
  Year ended
    3/31/00...              1.23%                 --%                1.15%              141.78%
  Year ended
    3/31/99...              1.19%                 --%                1.15%              123.66%
  Year ended
    3/31/98...              1.30%                 --%                1.15%               77.70%
  Adviser Shares
  Year ended
    3/31/02...              1.53%                 --%                1.39%              101.08%
  Year ended
    3/31/01...              1.45%                 --%                1.35%              128.79%
  Year ended
    3/31/00...              1.39%                 --%                1.31%              141.78%
  Year ended
    3/31/99...              1.35%                 --%                1.29%              123.66%
  Year ended
    3/31/98...              1.56%                 --%                1.40%               77.70%
  Investor Shares
  Year ended
    3/31/02...              1.65%                 --%                1.51%              101.08%
  Year ended
    3/31/01...              1.53%                 --%                1.43%              128.79%
  Year ended
    3/31/00...              1.50%                 --%                1.28%              141.78%
  Year ended
    3/31/99...              1.77%                 --%                1.42%              123.66%
  Year ended
    3/31/98...              2.05%                 --%                1.59%               77.70%

AXA ROSENBERG
  INTERNATIONAL SMALL
  CAPITALIZATION FUND
  Institutional
    Shares
  Year ended
    3/31/02...              2.24%                 --%                1.50%              147.52%
  Year ended
    3/31/01...              1.93%                 --%                1.50%              148.53%
  Year ended
    3/31/00...              1.96%                 --%                1.50%              148.72%
  Year ended
    3/31/99...              1.97%                 --%                1.50%              111.05%
  Year ended
    3/31/98...              2.64%                 --%                1.50%               77.72%
  Investor Shares
  Year ended
    3/31/02...              2.67%                 --%                1.78%              147.52%
  Year ended
    3/31/01...              2.24%                 --%                1.81%              148.53%
  Year ended
    3/31/00...              2.28%                 --%                1.81%              148.72%
  Year ended
    3/31/99...              2.66%                 --%                1.95%              111.05%
  Year ended
    3/31/98...              3.35%                 --%                1.91%               77.72%

AXA ROSENBERG VALUE
  LONG/SHORT EQUITY
  FUND
  Institutional
    Shares
  Year ended
    3/31/02...              2.49%               2.18%                1.75%              126.45%
  Year ended
    3/31/01...              3.05%               2.72%                1.84%              129.80%
  Year ended
    3/31/00...              3.40%               3.04%                2.00%              139.22%
  Year ended
    3/31/99...              3.07%               2.85%                2.00%              205.32%
  12/16/97(d) to
    3/31/98...              3.33%(c)            2.75%(c)             2.00%(c)           232.93%
  Investor Shares
  Year ended
    3/31/02...              2.79%               2.48%                2.04%              126.45%
  Year ended
    3/31/01...              3.37%               3.04%                2.16%              129.80%
  Year ended
    3/31/00...              3.70%               3.35%                2.29%              139.22%
  Year ended
    3/31/99...              3.52%               3.31%                2.45%              205.32%
  12/18/97(d) to
    3/31/98...              3.87%(c)            3.34%(c)             2.50%(c)           232.93%

FOOTNOTES TO THE FINANCIAL HIGHLIGHTS
(a) Calculated based on the average shares outstanding during the period.
(b) Distribution per share was less than $0.005.
(c) Annualized.
(d) Class inception date.

                                                                                     INCOME FROM INVESTMENT OPERATIONS
                                                                             --------------------------------------------------
                                                                                                NET REALIZED
                                                                                               AND UNREALIZED
                                                                                                GAIN/(LOSS)
                                                                NET ASSET         NET          ON INVESTMENTS
                                                                 VALUE,        INVESTMENT       AND FOREIGN        TOTAL FROM
                                                                BEGINNING        INCOME           CURRENCY         INVESTMENT
FISCAL YEAR OR PERIOD                                           OF PERIOD        (LOSS)         TRANSACTIONS       OPERATIONS
---------------------                                           ---------    --------------    --------------    --------------
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT
  EQUITY FUND
  Institutional Shares
  Year ended 3/31/02........................................     $ 9.61      $       0.18(a)   $     0.69        $         0.87
  Year ended 3/31/01........................................      11.05              0.53(a)        -1.12                 -0.59
  Year ended 3/31/00........................................      10.46              0.44            0.57                  1.01
  10/19/98(d) to 3/31/99....................................      10.00              0.11            0.40                  0.51
  Investor Shares
  Year ended 3/31/02........................................     $ 9.73      $       0.10(a)   $     0.76        $         0.86
  Year ended 3/31/01........................................      10.99              0.50(a)        -1.10                 -0.60
  Year ended 3/31/00........................................      10.43              0.43            0.53                  0.96
  11/11/98(d) to 3/31/99....................................      10.00              0.07            0.40                  0.47

AXA ROSENBERG ENHANCED 500 FUND
  Institutional Shares
  Year ended 3/31/02........................................     $ 7.70      $       0.06      $     0.07        $         0.13
  6/7/00(d) to 3/31/01......................................      10.00              0.04           -2.31                 -2.27

AXA ROSENBERG INTERNATIONAL EQUITY FUND
  Institutional Shares
  Year ended 3/31/02........................................     $ 8.14      $       0.07(a)   $    -0.76        $        -0.69
  6/7/00(d) to 3/31/01......................................      10.00              0.28           -2.14                 -1.86
  Investor Shares
  Year ended 3/31/02........................................     $ 8.13      $       0.05(a)   $    -0.78        $        -0.73
  6/7/00(d) to 3/31/01......................................       8.98              0.27           -1.12                 -0.85

AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
  Institutional Shares
  Year ended 3/31/02........................................     $ 9.43      $       0.16(a)   $     0.95        $         1.11
  12/5/00(d) to 3/31/01.....................................      10.00              0.22           -0.58                 -0.36
  Investor Shares
  8/23/01(d) to 3/31/02.....................................     $10.19      $       0.01(a)   $     0.32        $         0.33

AXA ROSENBERG U.S. DISCOVERY FUND
  Institutional Shares
  9/4/01(d) to 3/31/02......................................     $10.00      $       0.02(a)   $     1.10        $         1.12
  Investor Shares
  10/3/01(d) to 3/31/02.....................................     $ 9.38      $         --(a)   $     1.72        $         1.72

AXA ROSENBERG EUROPEAN FUND
  Institutional Shares
  7/23/01(d) to 3/31/02.....................................     $10.00      $       0.04      $    -0.28        $        -0.24

FOOTNOTES TO THE FINANCIAL HIGHLIGHTS
(a) Calculated based on the average shares outstanding during the period.
(b) Distribution per share was less than $0.005.
(c) Annualized.
(d) Class inception date.

                                            DIVIDENDS AND DISTRIBUTIONS
                      ------------------------------------------------------------------------
                                                             DISTRIBUTIONS
                                       DISTRIBUTIONS FROM     IN EXCESS OF
                                          NET REALIZED        NET REALIZED
                        DIVIDENDS           GAINS ON            GAIN ON                          NET ASSET
                         FROM NET       INVESTMENTS AND     INVESTMENTS AND         TOTAL         VALUE,
                        INVESTMENT      FOREIGN CURRENCY    FOREIGN CURRENCY    DISTRIBUTIONS     END OF         TOTAL
FISCAL YEAR OR PERIOD     INCOME          TRANSACTIONS        TRANSACTIONS     TO SHAREHOLDERS    PERIOD         RETURN
--------------------- --------------   ------------------   ----------------   ---------------   ---------   --------------
AXA ROSENBERG U.S.
  LARGE/MID
  CAPITALIZATION
  LONG/SHORT EQUITY
  FUND
  Institutional
    Shares
  Year ended
    3/31/02...        $       -0.26      $           --      $           --    $        -0.26     $10.22               9.20%
  Year ended
    3/31/01...                -0.85                  --                  --             -0.85       9.61              -4.79%
  Year ended
    3/31/00...                -0.42                  --                  --             -0.42      11.05               9.82%
  10/19/98(d) to
    3/31/99...                -0.05                  --                  --             -0.05      10.46               5.14%
  Investor Shares
  Year ended
    3/31/02...        $       -0.25      $           --      $           --    $        -0.25     $10.34               8.96%
  Year ended
    3/31/01...                -0.66                  --                  --             -0.66       9.73              -5.06%
  Year ended
    3/31/00...                -0.40                  --                  --             -0.40      10.99               9.39%
  11/11/98(d) to
    3/31/99...                -0.04                  --                  --             -0.04      10.43               4.71%

AXA ROSENBERG
  ENHANCED 500 FUND
  Institutional
    Shares
  Year ended
    3/31/02...        $       -0.06      $           --      $           --    $        -0.06     $ 7.77               1.69%
  6/7/00(d) to
    3/31/01...                -0.03                  --                  --             -0.03       7.70             -22.71%

AXA ROSENBERG
  INTERNATIONAL
  EQUITY FUND
  Institutional
    Shares
  Year ended
    3/31/02...        $       -0.36      $           --      $           --    $        -0.36     $ 7.09              -8.36%
  6/7/00(d) to
    3/31/01...                   --                  --                  --                --       8.14             -18.50%
  Investor Shares
  Year ended
    3/31/02...        $       -0.35      $           --      $           --    $        -0.35     $ 7.05              -8.83%
  6/7/00(d) to
    3/31/01...                   --                  --                  --                --       8.13              -9.47%

AXA ROSENBERG GLOBAL
  LONG/SHORT EQUITY
  FUND
  Institutional
    Shares
  Year ended
    3/31/02...        $       -0.40      $           --      $           --    $        -0.40     $10.14              12.21%
  12/5/00(d) to
    3/31/01...                -0.11               -0.10                  --             -0.21       9.43              -3.56%
  Investor Shares
  8/23/01(d) to
    3/31/02...        $       -0.39      $           --      $           --    $        -0.39     $10.13               3.58%

AXA ROSENBERG U.S.
  DISCOVERY FUND
  Institutional
    Shares
  9/4/01(d) to
    3/31/02...        $       -0.02      $           --      $           --    $        -0.02     $11.10              11.25%
  Investor Shares
  10/3/01(d) to
    3/31/02...        $       -0.02      $           --      $           --    $        -0.02     $11.08              18.34%

AXA ROSENBERG
  EUROPEAN FUND
  Institutional
    Shares
  7/23/01(d) to
    3/31/02...        $          --      $           --      $           --    $           --     $ 9.76              -2.40%

FOOTNOTES TO THE FINANCIAL HIGHLIGHTS
(a) Calculated based on the average shares outstanding during the period.
(b) Distribution per share was less than $0.005.
(c) Annualized.
(d) Class inception date.

                                                                  RATIOS TO AVERAGE NET ASSETS/
                                                                        SUPPLEMENTAL DATA
                                                                ---------------------------------
                                                                                  NET INVESTMENT
                                                                 NET ASSETS,       INCOME/(LOSS)
                                                                END OF PERIOD         NET OF
                                                                    (000'S            WAIVER/
FISCAL YEAR OR PERIOD                                              OMITTED)       REIMBURSEMENTS
---------------------                                           --------------    ---------------
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT
  EQUITY FUND
  Institutional Shares
  Year ended 3/31/02........................................       $10,037                  1.87%
  Year ended 3/31/01........................................        11,855                  5.19%
  Year ended 3/31/00........................................        27,835                  3.99%
  10/19/98(d) to 3/31/99....................................        28,814                  3.15%(c)
  Investor Shares
  Year ended 3/31/02........................................       $   471                  0.99%
  Year ended 3/31/01........................................            24                  4.90%
  Year ended 3/31/00........................................           904                  3.72%
  11/11/98(d) to 3/31/99....................................           539                  2.26%(c)

AXA ROSENBERG ENHANCED 500 FUND
  Institutional Shares
  Year ended 3/31/02........................................       $ 4,297                  0.76%
  6/7/00(d) to 3/31/01......................................         3,910                  0.59%(c)

AXA ROSENBERG INTERNATIONAL EQUITY FUND
  Institutional Shares
  Year ended 3/31/02........................................       $ 7,882                  0.94%
  6/7/00(d) to 3/31/01......................................         9,071                  4.20%(c)
  Investor Shares
  Year ended 3/31/02........................................       $    18                  0.64%
  6/7/00(d) to 3/31/01......................................            24                 25.10%(c)

AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
  Institutional Shares
  Year ended 3/31/02........................................       $10,514                  1.67%
  12/5/00(d) to 3/31/01.....................................        14,924                  4.59%(c)
  Investor Shares
  8/23/01(d) to 3/31/02.....................................       $     7                  0.22%(c)

AXA ROSENBERG U.S. DISCOVERY FUND
  Institutional Shares
  9/4/01(d) to 3/31/02......................................       $ 2,980                  0.38%(c)
  Investor Shares
  10/3/01(d) to 3/31/02.....................................       $    98                  0.03%(c)

AXA ROSENBERG EUROPEAN FUND
  Institutional Shares
  7/23/01(d) to 3/31/02.....................................       $ 7,320                  0.58%(c)

FOOTNOTES TO THE FINANCIAL HIGHLIGHTS
(a) Calculated based on the average shares outstanding during the period.
(b) Distribution per share was less than $0.005.
(c) Annualized.
(d) Class inception date.

                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      ----------------------------------------------------------------------------
                                             EXPENSES              EXPENSES
                                        (INCLUDING DIVIDEND   (EXCLUDING DIVIDEND
                         EXPENSES        EXPENSE, IF ANY)      EXPENSE, IF ANY)
                      BEFORE WAIVER/      NET OF WAIVER/        NET OF WAIVER/        PORTFOLIO
FISCAL YEAR OR PERIOD REIMBURSEMENTS      REIMBURSEMENTS        REIMBURSEMENTS      TURNOVER RATIO
--------------------- ---------------   -------------------   -------------------   --------------
AXA ROSENBERG U.S.
  LARGE/MID
  CAPITALIZATION
  LONG/SHORT EQUITY
  FUND
  Institutional
    Shares
  Year ended
    3/31/02...              2.84%               1.95%                1.25%              313.22%
  Year ended
    3/31/01...              2.67%               2.12%                1.25%              399.02%
  Year ended
    3/31/00...              2.81%               2.27%                1.25%              368.26%
  10/19/98(d) to
    3/31/99...              3.90%(c)            2.75%(c)             1.25%(c)           145.22%
  Investor Shares
  Year ended
    3/31/02...              3.42%               2.42%                1.56%              313.22%
  Year ended
    3/31/01...              2.96%               2.41%                1.54%              399.02%
  Year ended
    3/31/00...              3.11%               2.55%                1.52%              368.26%
  11/11/98(d) to
    3/31/99...              3.73%(c)            2.77%(c)             1.46%(c)           145.22%

AXA ROSENBERG
  ENHANCED 500 FUND
  Institutional
    Shares
  Year ended
    3/31/02...              3.81%                 --%                0.75%              111.54%
  6/7/00(d) to
    3/31/01...              2.90%(c)              --%                0.75%(c)            88.81%

AXA ROSENBERG
  INTERNATIONAL
  EQUITY FUND
  Institutional
    Shares
  Year ended
    3/31/02...              4.13%                 --%                1.35%              132.84%
  6/7/00(d) to
    3/31/01...              3.48%(c)              --%                1.35%(c)            86.18%
  Investor Shares
  Year ended
    3/31/02...              4.27%                 --%                1.60%              132.84%
  6/7/00(d) to
    3/31/01...              4.09%(c)              --%                1.60%(c)            86.18%

AXA ROSENBERG GLOBAL
  LONG/SHORT EQUITY
  FUND
  Institutional
    Shares
  Year ended
    3/31/02...              3.45%               1.93%                1.50%              231.34%
  12/5/00(d) to
    3/31/01...              3.19%(c)            2.15%(c)             1.50%(c)           216.10%
  Investor Shares
  8/23/01(d) to
    3/31/02...              4.43%(c)            2.34%(c)             1.75%(c)           231.34%

AXA ROSENBERG U.S.
  DISCOVERY FUND
  Institutional
    Shares
  9/4/01(d) to
    3/31/02...              9.02%(c)              --%                1.15%(c)            78.02%
  Investor Shares
  10/3/01(d) to
    3/31/02...             10.26%(c)              --%                1.40%(c)            78.02%

AXA ROSENBERG
  EUROPEAN FUND
  Institutional
    Shares
  7/23/01(d) to
    3/31/02...              5.45%(c)              --%                1.25%(c)            90.92%

FOOTNOTES TO THE FINANCIAL HIGHLIGHTS
(a) Calculated based on the average shares outstanding during the period.
(b) Distribution per share was less than $0.005.
(c) Annualized.
(d) Class inception date.

                          BARR ROSENBERG SERIES TRUST
                      NOTICE OF PRIVACY POLICY & PRACTICES

Barr Rosenberg Series Trust, on behalf of AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg European Fund, AXA Rosenberg U.S. Large Capitalization Fund and AXA Rosenberg U.S. Long/Short Equity Fund (collectively, the "Funds") recognize and respect the privacy expectations of our clients. We provide this notice to you so that you will know what kinds of information we collect about our clients and the circumstances in which that information may be disclosed to third parties that are not affiliated with the Funds.

COLLECTION OF CLIENT INFORMATION

We collect nonpublic personal information about our clients from the following sources:

    - ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a client's name, address, social security number, and information about a client's investment goals and risk tolerance;

    - ACCOUNT HISTORY, including information about the transactions and balances in a client's accounts; and

    - CORRESPONDENCE, written, telephonic or electronic between a client and the Funds or service providers to the Funds.

DISCLOSURE OF CLIENT INFORMATION

We may disclose the client information we collect to third parties that are not affiliated with the Funds:

    - as permitted by law -- for example, with service providers who maintain or service shareholder accounts for the Funds or to a shareholder's broker or agent; and

    - to perform marketing services on behalf of the Funds or pursuant to a joint marketing agreement with Barr Rosenberg Funds Distributor, Inc., the Funds' distributor, or another financial institution that is an affiliate of AXA Rosenberg Investment Management LLC, the Funds' investment adviser.

SECURITY OF CLIENT INFORMATION

We require service providers to the Funds:

    - to maintain policies and procedures designed to assure only appropriate access to, and use of information about clients of the Funds; and

    - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of clients of the Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former client of the Funds.

For more information about the Funds:
Statement of Additional Information (SAI):

The SAI provides additional information about the Funds. It is incorporated by reference into this prospectus and is legally considered a part of this prospectus.

Annual and Semi-Annual Reports:

Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You may review and copy, for a fee, the Trust's Annual and Semi-Annual Reports and the SAI by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Funds for free from the EDGAR database on the Commission's website at http://www.sec.gov. You can get free copies of the SAI and the Annual and Semi-Annual Reports, request other information about the Funds or make shareholder inquiries by contacting the Funds at:

----------------------------------------
Barr Rosenberg Series Trust
3435 Stelzer Road
Columbus, Ohio 43219-8021
1.800.555.5737 (Institutional Shares)
1.800.447.3332 (Investor and Adviser
               Shares)
1.800.555.5737 Registered Investment
               Professionals
----------------------------------------

Adviser
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, California 94563

Administrator, Transfer Agent and Dividend Paying Agent
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Custodians of Assets
Custodial Trust Company
101 Carnegie Center
Princeton, New Jersey 08540

State Street Bank and Trust Company
Mutual Funds Division
Boston, Massachusetts 02102

Independent Accountants
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, California 94105-2119

Legal Counsel
Ropes & Gray
One International Place
Boston, Massachusetts 02110

Investment Company Act File No. 811-05547               BRG-0036 (7/2002)

                          BARR ROSENBERG SERIES TRUST

                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
             AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
                  AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
       AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
                        AXA ROSENBERG ENHANCED 500 FUND
                    AXA ROSENBERG INTERNATIONAL EQUITY FUND
                  AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
                        AXA ROSENBERG U.S. DISCOVERY FUND
                          AXA ROSENBERG EUROPEAN FUND
                 AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
                   AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND



                      STATEMENT OF ADDITIONAL INFORMATION

                                 JULY 31, 2002

    This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus dated July 31, 2002 of the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg European Fund, AXA Rosenberg U.S. Large Capitalization Fund and AXA Rosenberg U.S. Long/Short Equity Fund of the Barr Rosenberg Series Trust (the "Prospectus") and should be read in conjunction therewith. A copy of the Prospectus may be obtained from the Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, Ohio 43219.

The Report of Independent Accountants and financial statements of the Funds included in the Trust's Annual Report for the period ended March 31, 2002 (the "Annual Report") are incorporated herein by reference to such Annual Report. A copy of the Trust's Annual Report is available without charge upon request. A copy of the Annual Report is available by contacting the Funds at:
1.800.555.5737 (for Institutional Shares), 1.800.447.3332 (for Investor and Adviser Shares) or 1.800.555.5737 (for Registered Investment Professionals).







                                                           BRG - 0038 (7/2002)

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
INVESTMENT OBJECTIVES AND POLICIES........................................    3

PORTFOLIO TURNOVER........................................................    9

INVESTMENT RESTRICTIONS...................................................   10

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS............................   12

MANAGEMENT OF THE TRUST...................................................   15

INVESTMENT ADVISORY AND OTHER SERVICES....................................   18

PORTFOLIO TRANSACTIONS....................................................   25

TOTAL RETURN CALCULATIONS.................................................   27

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES..........................   29

DETERMINATION OF NET ASSET VALUE..........................................   36

PURCHASE AND REDEMPTION OF SHARES.........................................   36

FINANCIAL STATEMENTS......................................................   36

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective and policies of each of the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg European Fund, AXA Rosenberg U.S. Large Capitalization Fund and AXA Rosenberg U.S. Long/Short Equity Fund (each, a "Fund" and collectively, the "Funds") of the Barr Rosenberg Series Trust (the "Trust") are summarized in the Prospectus under the heading "Risk/Return Summary" and described in more detail in the Prospectus under the headings "Principal Investment Strategies" and "Principal Risks."

    The following is an additional description of certain investments of the Funds.

    INDEX FUTURES (ALL FUNDS). An index futures contract (an "Index Future") is a contract to buy or sell an integral number of units of an Index at a specified future date at a price agreed upon when the contract is made. A unit is the value of the relevant index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index.

    Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. A Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day.

    Upon entering into a futures contract, a Fund will be required to deposit initial margin with its custodian in a segregated account in the name of the futures broker. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

    The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and the futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, with respect to the AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg International Equity Fund and AXA Rosenberg Global Long/Short Equity Fund trading hours for Index Futures may not correspond perfectly to hours of trading on the Tokyo Stock Exchange. This may result in a disparity between the price of Index Futures and the value of the underlying Index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

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    FOREIGN CURRENCY TRANSACTIONS (THE INTERNATIONAL EQUITY PORTFOLIOS).
The AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg Global Long/Short Equity
Fund and the AXA Rosenberg European Fund (collectively, the "International Equity Portfolios") do not currently intend to hedge the foreign currency risk associated with investments in securities denominated in foreign currencies. However, the Funds reserve the right to buy or sell foreign currencies or to deal in forward foreign currency contracts to hedge against possible variations in foreign exchange rates pending the settlement of securities transactions. The Funds also reserve the right to use currency futures contracts and related options thereon for similar purposes. By entering into a futures or forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. Dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received. A Fund's dealing in forward contracts will be limited to this type of transaction. A
Fund will not engage in currency futures transactions for leveraging purposes. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until the expiration of the option.
A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

    CURRENCY FORWARD CONTRACTS (THE INTERNATIONAL EQUITY PORTFOLIOS). A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts traded in the interbank market are negotiated directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    CURRENCY FUTURES TRANSACTIONS (THE INTERNATIONAL EQUITY PORTFOLIOS). A currency futures contract sale creates an obligation by the seller to deliver the amount of currency called for in the contract in a specified delivery month for a stated price. A currency futures contract purchase creates an obligation by the purchaser to take delivery of the underlying amount of currency in a specified delivery month at a stated price. Futures contracts are traded only on commodity exchanges -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

    Although futures contracts by their terms call for actual delivery or acceptance, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

    The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

    Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. Since the value of the option is fixed at the point of sale, there are no daily payments of cash in the nature of "variation" or "maintenance" margin payments to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.

    The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

    The Funds will write (sell) only covered put and call options on currency futures. This means that a Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. Set forth below is a description of methods of providing cover that the Funds currently expect to employ, subject to applicable exchange and regulatory requirements. If other methods of providing appropriate cover are developed, a Fund reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements.

    A Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, U.S. government securities, or other high-grade liquid debt obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, the Fund will so segregate an amount of cash, U.S. government securities, or other high-grade liquid debt obligations equal in value to the difference. Alternatively, a Fund may cover the call option through segregating with its custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

    In the case of put options on currency futures written by a Fund, the Fund will hold the aggregate exercise price in cash, U.S. government securities, or other high-grade liquid debt obligations in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the put written and the market value of the puts purchased or the currency futures sold maintained by the Fund in cash, U.S. government securities, or other high-grade liquid debt obligations in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures sold by a Fund falls below 100% of the market value of the put options written by the Fund, the Fund will so segregate an amount of cash, U.S. government securities, or other high-grade liquid debt obligations equal in value to the difference.

    A Fund may not enter into currency futures contracts or related options thereon if immediately thereafter the amount committed to margin plus the amount paid for premiums for unexpired options on currency futures contracts exceeds 5% of the market value of the Fund's total assets.

    LIMITATIONS ON THE USE OF CURRENCY FUTURES CONTRACTS (THE INTERNATIONAL EQUITY PORTFOLIOS). A Fund's ability to engage in the currency futures transactions described above will depend on the availability of liquid markets in such instruments. Markets in currency futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of currency futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in such transactions may be limited by tax considerations.

    RISK FACTORS IN CURRENCY FUTURES TRANSACTIONS (THE INTERNATIONAL EQUITY PORTFOLIOS). Investment in currency futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the currency being hedged. The hedge will not be fully effective where there is such an imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged currency if the volatility of the hedged currency is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged currency is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

    The successful use of transactions in futures and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of exchange rate and stock price movements within a given time frame. It is impossible to forecast precisely what the market value of securities a Fund anticipates buying will be at the expiration or maturity of a currency forward or futures contract. Accordingly, in cases where a Fund seeks to protect against an increase in value of the currency in which the securities are denominated through a foreign currency transaction, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such currency purchase) if the market value of the securities to be purchased is less than the amount of foreign currency the Fund contracted to purchase. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the value of the securities purchased. When a Fund purchases forward or futures contracts (or options thereon) to hedge against a possible increase in the price of the currency in which the securities the Fund anticipates purchasing are denominated, it is possible that the market may instead decline. If a Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the forward or futures contract that is not offset by a reduction in the price of the securities purchased. As a result, a Fund's total return for such period may be less than if it had not engaged in the forward or futures transaction.

    Foreign currency transactions that are intended to hedge the value of securities a Fund contemplates purchasing do not eliminate fluctuations in the underlying prices of those securities. Rather, such currency transactions simply establish a rate of exchange which can be used at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a change in the value of the currency involved, they tend to limit any potential gain that might result from the increase in the value of such currency.

    The amount of risk a Fund assumes when it purchases an option on a currency futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

    The liquidity of a secondary market in a currency futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

    A Fund's ability to engage in currency forward and futures transactions may be limited by tax considerations.

    SHORT SALES (THE LONG/SHORT EQUITY FUNDS). The AXA Rosenberg Value Long/Short Equity Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the AXA Rosenberg Global Long/Short Equity Fund and the AXA Rosenberg U.S. Long/Short Equity Fund (collectively, the "Long/Short Equity Funds") will seek to realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

    A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price.

    S&P 500-Registered Trademark- INDEX FUTURES AND RELATED OPTIONS (AXA ROSENBERG ENHANCED 500 FUND). An S&P 500-Registered Trademark- Index Future contract (an "Index Future") is a contract to buy or sell an integral number of units of the Standard & Poor's 500-Registered Trademark- Composite Stock Price Index (the "S&P 500-Registered Trademark- Index") at a specified future date at a price agreed upon when the contract is made. A unit is the value of the S&P 500-Registered Trademark- Index from time to time. Entering into a contract to buy units of the S&P 500-Registered Trademark- Index is commonly referred to as buying or purchasing a contract or holding a long position in the S&P 500-Registered Trademark- Index. Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. The AXA Rosenberg Enhanced 500 Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day.

    In contrast to a purchase of common stock, no price is paid or received by the Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The types of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange(s) on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the S&P 500-Registered Trademark-Index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market." For example, when the Fund has purchased an Index Future and the price of the S&P 500-Registered Trademark- Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an Index Future and the price of the S&P 500-Registered Trademark- Index has declined, the position would be less valuable and the Fund would be required to make a variation margin paymnet to the broker. When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a gain or a loss.

    The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the S&P 500-Registered Trademark- Index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.

    A position in Index Futures may be closed out only if there is a secondary market for such futures. There can be no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

    Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract purchase is effected by entering into a futures contract sale for the same aggregate amount of the specified financial instrument with the same delivery date. If the offsetting sale price exceeds the purchase price, the Fund may realize a gain, and if the purchase price exceeds the offsetting price, the Fund realizes a loss.

    Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

    The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the AXA Rosenberg Enhanced 500 Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.


STANDARD & POOR'S DEPOSITARY RECEIPTS (AXA ROSENBERG ENHANCED 500 FUND). Subject to the limitations set forth in the Fund's investment restrictions, the AXA Rosenberg Enhanced 500 Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). The SPDR Trust is a unit investment trust that holds shares of all the companies in the S&P 500-Registered Trademark-and closely tracks the price performance and dividend yield of the Index. An investment in SPDRs allows the relevant Fund, in effect, to invest in the entire portfolio of the 500 highly capitalized stocks of the S&P 500-Registered Trademark- Index in a single transaction. Investments in SPDRs are subject to risks similar to those associated with investments in other diversified stock portfolios. One primary consideration is that the general level of stock prices may decline, causing the value of SPDRs, because they represent interests in a broadly based stock portfolio, also to decline. Although the SPDR is designed to provide investment results that generally correspond to the price and yield performance of the S&P 500-Registered Trademark- Index, there is no guarantee that the SPDR Trust will be able to exactly replicate the performance of the Index because of expenses and other factors.

    NOTICE FOR CHANGES IN NAMES OF CERTAIN FUNDS. Each of the AXA Rosenberg U.S. Small Capitalization Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg U.S. Discovery Fund, the AXA Rosenberg European Fund and the AXA Rosenberg U.S. Large Capitalization Fund has disclosed its intention to give 60 days notice to its shareholders prior to altering its respective policy to invest, under normal circumstances, 80% of its respective assets in U.S. Small Capitalization Securities, International Small Capitalization Companies, companies included in the S&P 500(R) Index, common stocks of large foreign companies, U.S. Mid/Small Capitalization Companies, securities of companies principally traded in developed markets in Europe or U.S. Large Capitalization Securities, as the case may be. For these purposes, "assets" means the respective Fund's net assets, plus the amount of any borrowings for investment purposes.

    NOTICE ON SHAREHOLDER APPROVAL. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of each of the Funds may be changed without shareholder approval.

                              PORTFOLIO TURNOVER

    A change in securities held by a Fund is known as "portfolio turnover" and almost always involves the payment by a Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions. The portfolio turnover rate for the

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AXA Rosenberg U.S. Small Capitalization Fund for the fiscal years ended March
31, 2002 and 2001 was 101.08% and 128.79%, respectively. The portfolio turnover rate for the AXA Rosenberg International Small Capitalization Fund for the for the fiscal years ended March 31, 2002 and 2001 was 147.52% and 148.53%, respectively. The portfolio turnover rate for the AXA Rosenberg
Value Long/Short Equity Fund for the fiscal years ended March 31, 2002 and 2001 was 126.45% and 129.80%, respectively. The portfolio turnover rate for the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund for the fiscal year ended March 31, 2002 and 2001 was 313.22% and 399.02%, respectively. The portfolio turnover rate for the AXA Rosenberg Enhanced 500 Fund for the fiscal year ended March 31, 2002 and for the period from the commencement of its operations (6/7/00) through March 31, 2001, expressed on an annualized basis, was 111.54% and 88.81%, respectively. The portfolio turnover rate for the AXA Rosenberg International Equity Fund for the fiscal year ended March 31, 2002 and for the period from the commencement of its operations (6/7/00) through March 31, 2001, expressed on an annualized basis, was 132.84% and 86.18%, respectively. The portfolio turnover rate for the AXA Rosenberg Global Long/Short Equity Fund for the fiscal year ended March 31, 2002 and for the period from the commencement of its operations (9/29/00) through March 31, 2001, expressed on an annualized basis, was 231.34% and 216.10%, respectively. The portfolio turnover rate for the AXA Rosenberg U.S. Discovery Fund for the period from the commencement of its operations
(9/4/01) through March 31, 2002, expressed on an annualized basis, was 78.02%. The portfolio turnover rate for the AXA Rosenberg European Fund for the period from the commencement of its operations (7/23/01) through March
31, 2002, expressed on an annualized basis, was 90.92%. The AXA Rosenberg
U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Long/Short Equity Fund were not operational for the period ended March 31, 2002. As disclosed in the Prospectus, high portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, and could involve realization of capital gains that would be taxable when distributed to shareholders of a Fund. To the extent that portfolio turnover results in the realization of net short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.

                            INVESTMENT RESTRICTIONS

    Without a vote of the majority of the outstanding voting securities of a Fund, the Trust will not take any of the following actions with respect to such
Fund:

    (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes or for payments of variation margin. Such borrowings will be repaid before any additional investments are purchased. Short sales and related borrowings of securities are not subject to this restriction.

    (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction 1 above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)

    (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

    (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of a Fund's net assets would be
(i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

    (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

    (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

    (7) Concentrate more than 25% of the value of its total assets in any one industry.

    (8) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or by an exemptive order issued by the Securities and Exchange Commission.

    (9) Purchase or sell commodities or commodity contracts except that each of the Funds may purchase and sell stock index and other financial futures contracts and options thereon.

   (10) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Funds' portfolio securities.

   (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction (4) above; any collateral arrangements with respect to short sales, swaps, options, future contracts and options on future contracts and with respect to initial and variation margin; and the purchase or sale of options, future contracts or options on future contracts.)

    (12) With respect to 75% of its total assets, invest in a security if, as a result of such investment, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

    Notwithstanding the latitude permitted by Restriction 9 above, the Funds have no current intention of purchasing interest rate futures.

    It is contrary to the present policy of each of the Funds, which may be changed by the Trustees of the Trust without shareholder approval, to:

    (a) Invest in warrants or rights (other than warrants or rights acquired by a Fund as a part of a unit or attached to securities at the time of purchase).

    (b) Write, purchase or sell options on particular securities (as opposed to market indices).

    (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

    (d) Make investments for the purpose of exercising control of a company's management.

    (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.

    Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Regardless of such policy, if any Fund borrows an amount such that the asset coverage of its borrowing is less than 300 percent, then, within three days (not including Sundays and holidays) or such longer period as the Commission may prescribe through rules and regulations, such Fund will reduce the amount of its borrowings so that asset coverage is at least 300 percent.

    The phrase "shareholder approval," as used in the Prospectus and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or the Trust, as the case may be, or (2) 67% or more of the shares of a Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                 INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

    The tax status of the Funds and the distributions which they may make are summarized in the Prospectus under the headings "Distributions" and "Taxes." Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a "regulated investment company" and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
(b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies or other securities limited generally with respect to any one issuer to a value not more than 5% of the value of the total assets of such Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related businesses, and (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To the extent a Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

    If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.
 In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

    Each International Equity Portfolio may be subject to foreign withholding taxes on income and gains derived from foreign investments. Such taxes would reduce the yield on such Funds' investments, but, as discussed in the Prospectus, may in some situations be taken as either a deduction or a credit by U.S. citizens and corporations. Investment by each Fund in certain
"passive foreign investment companies" could subject the Fund to a U.S.
federal income tax or other charge on distributions received from, or on the sale of its investment in, such a company. Such a tax cannot be eliminated by making distributions to Fund shareholders. A Fund may avoid this tax by making an election to mark such securities to the market annually. Alternatively, where it is in a position to do so, a Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case different rules will apply, although the Funds generally do not expect to be in the position to make such elections.

    As described in the Prospectus under the heading "Distributions," each Fund intends to pay out substantially all of its ordinary income and net short-term capital gains, and to distribute substantially all of its net capital gains, if any, after giving effect to any available capital loss carryover. Net capital gain is the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. In order to avoid an excise tax imposed on certain undistributed income, a Fund must distribute prior to each calendar year end without regard to the Fund's fiscal year end (i) 98% of the Fund's ordinary income, (ii) 98% of the Fund's capital gain net income, if any, realized in the one-year period ending on October 31, and (iii) 100% of any undistributed income from prior years.

    In general, all dividend distributions derived from ordinary income and short-term capital gain are taxable to shareholders as ordinary income. Distributions of net-capital gains (at present generally taxed at a 20% rate) will be taxable to shareholders as such, regardless of how long a shareholder has held its shares in a Fund. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. The dividends-received deduction for corporations will generally be available to corporate shareholders with respect to their receipt of a Fund's dividends from investment income to the extent derived from dividends received by the Fund from domestic corporations, provided the Fund and the shareholder each meet the relevant holding period requirements.

    Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

    Certain tax-exempt organizations or entities may not be subject to federal income tax on dividends or distributions from a Fund. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

    Each Fund is generally required to withhold and remit to the U.S. Treasury 30% of the taxable dividends and other distributions, whether distributed in cash or reinvested in shares of the Fund, paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). However, the general back-up withholding rules set forth above will not apply to tax-exempt entities so long as each such entity furnishes a Fund with an appropriate certificate.

    The backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. The backup withholding rate reductions will expire and the backup withholding rate will return to 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

    The Internal Revenue Service revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above, effective for payments made after December 31, 2000. In some circumstances, the revised rules increased the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 30% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

    To the extent such investments are permissible for a particular Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and certain foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

     Certain transactions effectively insulating a Fund from substantially all risk of loss and all opportunity for gain in an appreciated financial position are treated as constructive sales of those positions for federal income tax purposes. Short sales, swap contracts, and forward or futures contracts to sell the appreciated position, or one or more other transactions that have substantially the same effect as those transactions as determined under regulations, are treated as "constructive sales" for this purpose. A Fund that owns an appreciated financial position that enters into such a transaction generally recognizes gain for tax purposes prior to the generation of cash by such activities, which may require the Fund to sell assets to meet its distribution requirement.

    THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. EACH SHAREHOLDER IS ADVISED TO CONSULT ITS OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO IT OF AN INVESTMENT IN ANY OF THE FUNDS, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

                             MANAGEMENT OF THE TRUST

         The Trust's trustees oversee the general conduct of the Funds' business. Certain information concerning the Trustees is set forth below.

----------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS*                  PRINCIPAL                          NUMBER OF                    OTHER
AND AGE OF TRUSTEE              OCCUPATION(S)                      PORTFOLIOS IN FUND           DIRECTORSHIPS HELD
(TERM OF OFFICE AND             DURING PAST 5 YEARS                COMPLEX OVERSEEN             BY TRUSTEE
LENGTH OF TIME SERVED**)                                           BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Kenneth Reid, # 52 (13 years)   Global Chief Investment                  11                        None
                                Officer, AXA Rosenberg
                                Investment Management,
                                LLC, January 1999 to
                                present; General Partner
                                and Director of Research,
                                Rosenberg Institutional
                                Equity Management, June
                                1986 to December 1998.

Nils H. Hakansson, + 65         Sylvan C. Coleman
(12 years)                      Professor of Finance and
                                Accounting, Haas School of
                                Business, University of
                                California, Berkeley, July
                                1969 to present                          11                         None

Dwight M. Jaffee, + 59          Professor of Finance and
(3 years)                       Real Estate, Haas School
                                of Business, University of
                                California, Berkeley, July
                                1991 to present                          11                         None

William F. Sharpe, + 68         STANCO 25 Professor of                   11                         None
(13 years)                      Finance Emeritus, Stanford
                                University,  September
                                1999 to present; STANCO 25
                                Professor of Finance,
                                Stanford University,
                                September 1995 to
                                September 1999; Chairman,
                                Financial Engines
                                Incorporated (online
                                investment advice), March
                                1996 to present.
----------------------------------------------------------------------------------------------------------------------

* The mailing address of each of the Trustees is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219

**   There is no stated term of office for the Trustees of the Trust.

# Dr. Reid is an "interested person," as defined in the 1940 Act, due to his position as Global Chief Investment Officer of AXA Rosenberg Investment Management, LLC, the investment adviser to the Funds.

+    Member of the Audit Committee.

     The Trust has a standing Audit Committee. The members of the Audit Committee are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Trust's financial reporting process. The Audit Committee met once during the Fund's most recently completed fiscal year.

     The aggregate dollar range of securities in the Fund Complex owned by each Trustee is set forth below.

-------------------------------------------------------------------------------
NAME OF TRUSTEE                           AGGREGATE DOLLAR RANGE OF EQUITY
                                          SECURITIES IN THE FUND COMPLEX AS OF
                                          DECEMBER 31, 2001
-------------------------------------------------------------------------------
Kenneth Reid                              Over $100,000

Nils H. Hakannson                         $10,001 - $50,000

Dwight M. Jaffee                          Over $100,000

William F. Sharpe                         $10,001 - $50,000
-------------------------------------------------------------------------------

     Certain information concerning the Trust's officers is set forth below:

NAME AND ADDRESS* (AGE)          POSITION WITH THE TRUST           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------          --------------------------    --------------------------------------------------
Steven Pierce (36)                     Chief Financial         Vice President, Financial Services, BISYS Fund
                                       Officer                 Services, April 1999 to present; Manager of
                                                               Investment Operations, CNA Insurance, October 1996
                                                               to April 1999.

Sara Donaldson (42)                    Clerk                   Global Services Coordinator and Paralegal, AXA
                                                               Rosenberg Global Services LLC, January 1999 to
                                                               present; Paralegal, Barr Rosenberg Investment
                                                               Management, September 1997 to December 1998;
                                                               Director of Marketing, MIG Realty Advisors, January
                                                               1996 to September 1997; Vice President, Liquidity
                                                               Financial Advisors, May 1985 to January 1996.

Edward H. Lyman (58)                   Vice President          Chief Operating Officer, AXA Rosenberg Group LLC,
                                                               January 1999 to present; Chief Executive Officer,
                                                               AXA Rosenberg Global Services LLC, January 1999 to
                                                               present; Executive Vice President, Barr Rosenberg
                                                               Investment Management, Inc. and General Counsel to
                                                               the Rosenberg Group of companies, 1990 to present.

NAME AND ADDRESS* (AGE)          POSITION WITH THE TRUST           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------          --------------------------    --------------------------------------------------
Richard L. Saalfeld (58).......        President               President and Chief Executive Officer, AXA Rosenberg
                                                               Mutual Funds, a division of AXA Rosenberg Investment
                                                               Management LLC, January 1999 to present; President
                                                               and Chief Executive Officer of mutual fund unit of
                                                               Rosenberg Institutional Equity Management, June 1996
                                                               to December 1998; Consultant to Rosenberg
                                                               Institutional Equity Management, September 1995 to
                                                               May 1996; Chairman and Chief Executive Officer of
                                                               CoreLink Resources, Inc. (mutual fund marketing
                                                               organization), Concord, California, April 1993 to
                                                               1995; Consultant, December 1992 to March 1993.

Alaina V. Metz (35)............        Assistant Clerk         Chief Administrative Officer, BISYS Fund Services,
                                                               1995 to present.

------------

* The mailing address of each of the officers is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

         The principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

         TRUSTEE COMPENSATION. The Trust pays the Trustees other than those who are interested persons of the Trust or Adviser an annual fee of $45,540 plus an additional fee for each meeting attended. The Trust does not pay any pension or retirement benefits for its Trustees. The Trust does not pay any compensation to officers or Trustees of the Trust other than those Trustees who are not interested persons of the Trust or Adviser. The following table sets forth information concerning the total compensation accrued and payable to each of the Trustees of the Trust or Adviser in the fiscal year ended March 31, 2002:

                                                               PENSION OR
                                                               RETIREMENT        ESTIMATED
                                          AGGREGATE         BENEFITS ACCRUED      ANNUAL        TOTAL COMPENSATION FROM
                                      COMPENSATION FROM     AS PART OF FUND    BENEFITS UPON      REGISTRANT AND FUND
NAME OF PERSON, POSITION                  REGISTRANT           EXPENSES          RETIREMENT    COMPLEX* PAID TO DIRECTORS
-------------------------            ---------------------  ----------------  ---------------  --------------------------
Nils H. Hakansson, Trustee.........        $  89,390**          $   0            $    0             $  89,390**
William F. Sharpe, Trustee.........        $  89,390**          $   0            $    0             $  89,390**
Dwight M. Jaffee, Trustee..........        $  89,390**          $   0            $    0             $  89,390**
Kenneth Reid, Trustee..............        $       0            $   0            $    0             $       0

------------
* As of March 31, 2002, the Fund Complex consisted of nine funds: the AXA Rosenberg U.S. Small Capitalization Fund, the AXA Rosenberg
     International Small Capitalization Fund, the AXA Rosenberg Value Market Neutral Fund (now the AXA Rosenberg Value Long/Short Equity Fund), the AXA Rosenberg Select Sectors Market Neutral Fund (now the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund), the
     AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg Multi-Strategy Market Neutral Fund (now the AXA Rosenberg Global Long/Short Equity Fund), the AXA Rosenberg U.S. Discovery Fund, and the AXA Rosenberg European Fund.

** Reflects fees accrued for the fiscal year regardless of the actual payment date.

         Messrs. Reid, Lyman and Saalfeld and Ms. Donaldson, each being an officer or employee of the Adviser or its affiliates, will each benefit from the management fees paid by the Trust to the Adviser, but receive no direct compensation from the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

    INVESTMENT ADVISORY CONTRACTS. As disclosed in the Prospectus under the heading "Management of the Trust," under management contracts (each a "Management Contract") between the Trust, on behalf of each Fund, and AXA Rosenberg Investment Management LLC (the "Adviser"), subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, the Adviser will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Adviser furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Adviser. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Adviser, at no cost, certain research, statistical and quotation services of value to the Adviser in advising the Trust or its other clients.

    Each of the Funds has agreed to pay the Adviser a monthly management fee at the annual percentage rate of the relevant Fund's average daily net assets set forth in the Prospectus. The Adviser has informed the Trust that it will waive some or all of its management fees under the Management Contracts and, if necessary, will bear certain expenses of each Fund until further notice (but in any event at least through 3/31/04) so that each Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) applicable to each class will not exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year. In addition, the Adviser's compensation under each Management Contract is subject to reduction to the extent that in any year the expenses of a Fund (including investment advisory fees but excluding taxes, portfolio brokerage commissions and any distribution and shareholder service expenses paid by a class of shares of a Fund pursuant to a distribution and shareholder service plan or otherwise) exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.

    Each Management Contract provides that the Adviser shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

    Each Management Contract will continue in effect for a period no more than one year from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser or the Trust, and by

(ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment and is terminable on not more than 60 days' notice by the Trust to the Adviser or by the Adviser to the Trust.

    In approving (or reapproving, as the case may be), the Management Contracts, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of thereof. The principal areas of review by the Trustees were the nature and quality of the services provided by the Adviser and the reasonableness of the fees to be charged for those services. These matters were considered by the disinterested Trustees meeting separately from the full Board of Trustees with experienced counsel that is independent of the Adviser. The Trustees' evaluation of the quality of the Adviser's services took into account the scope and quality of the Adviser's in-house analytical capabilities, other resources dedicated to performing its services and the quality of its administrative and other services.

    In reviewing the fees payable under each Management Contract, the Trustees compared the fees of each Fund to those of competitive funds and other funds with similar investment objectives. The Trustees also considered an expense limitation agreement between the Trust on behalf of each Fund and the Adviser that set expense caps on overall Fund expenses and provided for waiver of fees by the Adviser or reimbursement of expenses if needed to meet such caps. For these purposes, the Trustees took into account not only the fees payable by each Fund, but also so-called "fallout benefits" to the Adviser. In evaluating each Fund's advisory fees, the Trustees also took into account the demands and complexity of the investment management of each Fund, including, in the case of each of the Trust's Long/Short Equity Funds, that the Adviser is effectively required to construct two portfolios -- a long and a short portfolio.

    The Trustees also considered the business reputation of the Adviser and its financial resources. The Trustees evaluated the procedures and systems of the Adviser that are designed to fulfill the Adviser's fiduciary duty to each Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Trustees also considered information concerning the proposed policies and procedures of the Adviser with respect to the execution of portfolio transactions.

    No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve (or reapprove) the Management Contracts. Rather, the Trustees concluded in light of a weighing and balancing of all factors considered that it was in the best interests of each Fund to approve (or reapprove) each respective Management Contract, including the fees to be charged for services thereunder.

    The Adviser is wholly owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled by AXA-IM Rose Inc. AXA-IM Rose Inc. is wholly owned by AXA-IM Holdings U.S. Inc. AXA-IM Holdings U.S. Inc. is wholly owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA Assurances IARD, S.A., a French societe anonyme, and AXA-UAP, a French holding company. AXA Assurances IARD, S.A. is owned, collectively, by AXA France Assurance, a French insurance holding company, and UAP Incendie Accidents, a French casualty and insurance company, each of which, in turn, is wholly owned by AXA-UAP. Finaxa, a French holding company, beneficially owns more than 25% of the voting securities ("Controls") of AXA-UAP. Mutuelles AXA, a group of four French mutual insurance companies, one of which Controls Finaxa, acting as a group, Controls both AXA-UAP and Finaxa. Each of these entities may be deemed a controlling person of the Adviser.

    As discussed in this Statement of Additional Information under the heading "Management of the Trust," Kenneth Reid is a Trustee of the Trust and the Chief Executive Officer of the Adviser. Dr. Reid, Barr M. Rosenberg and Marlis S. Fritz, the former general partners of Rosenberg Institutional Equity Management, may be deemed to be controlling persons of the Adviser as a result of their interests in AXA Rosenberg Group LLC, the parent of the Adviser.

    During the last three fiscal years, the AXA Rosenberg U.S. Small Capitalization Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                                 MANAGEMENT FEE   AMOUNT WAIVED
-----------                                 --------------   -------------
4/1/99 -- 3/31/00.........................    $4,256,903       $ 99,734
4/1/00 -- 3/31/01.........................    $4,139,900       $195,127
4/1/01 -- 3/31/02.........................    $4,499,288       $434,809

    During the last three fiscal years, the AXA Rosenberg International Small Capitalization Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                                 MANAGEMENT FEE   AMOUNT WAIVED
-----------                                 --------------   -------------
4/1/99 -- 3/31/00.........................     $412,576        $165,265
4/1/00 -- 3/31/01.........................     $466,451        $175,323
4/1/01 -- 3/31/02.........................     $388,301        $273,849

    During the last three fiscal years, the AXA Rosenberg Value Long/Short Equity Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                                 MANAGEMENT FEE   AMOUNT WAIVED
-----------                                 --------------   -------------
4/1/99 -- 3/31/00.........................    $2,268,838       $359,765
4/1/00 -- 3/31/01.........................    $1,079,758       $179,348
4/1/01 -- 3/31/02.........................    $1,047,980       $178,679

    During the last three fiscal years, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                                 MANAGEMENT FEE   AMOUNT WAIVED
-----------                                 --------------   -------------
4/1/99 -- 3/31/00.......................     $251,180        $108,374
4/1/00 -- 3/31/01.......................     $169,205        $ 69,920
4/1/01 -- 3/31/02.......................     $118,943        $ 88,373

    Since its inception on June 7, 2000, the AXA Rosenberg Enhanced 500
Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                                 MANAGEMENT FEE   AMOUNT WAIVED
-----------                                 --------------   -------------
6/7/00 - 3/31/01........................     $18,828           $18,828
4/1/01 - 3/31/02........................     $20,414           $20,414

    Since its inception on June 7, 2000, the AXA Rosenberg International Equity Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                                 MANAGEMENT FEE   AMOUNT WAIVED
-----------                                 --------------   -------------
6/7/00 - 3/31/01........................     $63,155           $63,155
4/1/01 - 3/31/02........................     $71,260           $71,260

    Since its inception on September 29, 2000, the AXA Rosenberg
Global Long/Short Equity Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                                 MANAGEMENT FEE   AMOUNT WAIVED
-----------                                 --------------   -------------
9/29/00 - 3/31/01.......................      $133,696        $ 79,210
4/1/01 - 3/31/02........................      $175,664        $161,003

    Since its inception on September 4, 2001, the AXA Rosenberg U.S. Discovery Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                                 MANAGEMENT FEE   AMOUNT WAIVED
-----------                                 --------------   -------------
9/4/01 - 3/31/02........................     $13,702           $13,702

    Since its inception on July 23, 2001, the AXA Rosenberg European Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                                 MANAGEMENT FEE   AMOUNT WAIVED
-----------                                 --------------   -------------
7/23/01 - 3/31/02........................    $36,546            $36,546

    The AXA Rosenberg U.S. Large Capitalization Fund and AXA Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/02.

    ADMINISTRATIVE SERVICES. The Trust has entered into a Fund Administration Agreement with BISYS Fund Services Ohio, Inc. (the "Administrator") pursuant to which the Administrator provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' custodians, depositories, accountants, legal counsel, underwriters, brokers and dealers, corporate fiduciaries, insurers and banks, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, the Administrator is entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the Trust. The Trust's principal underwriter is an affiliate of the Administrator. For the periods indicated, the Administrator was entitled to receive, and waived, the following amounts:

                                                              ENTITLED TO
FUND                                         TIME PERIOD        RECEIVE      WAIVED
----                                     -------------------  -----------   --------
AXA Rosenberg U.S. Small                 4/1/01 to 3/31/02     $743,306     $276,515
Capitalization Fund                      4/1/00 to 3/31/01     $691,678     $253,521
                                         4/1/99 to 3/31/00     $709,490     $265,333

AXA Rosenberg International              4/1/01 to 3/31/02     $ 58,079     $ 21,569
Small Capitalization Fund                4/1/00 to 3/31/01     $ 70,360     $ 25,703
                                         4/1/99 to 3/31/00     $ 61,877     $ 23,128

AXA Rosenberg Value                      4/1/01 to 3/31/02     $104,051     $ 38,675
Long/Short Equity Fund                   4/1/00 to 3/31/01     $ 99,986     $ 36,139
                                         4/1/99 to 3/31/00     $179,120     $ 66,947

AXA Rosenberg U.S. Large/Mid             4/1/01 to 3/31/02     $ 17,770     $ 17,770
Capitalization Long/Short                4/1/00 to 3/31/01     $ 25,835     $ 21,655
Equity Fund                              4/1/99 to 3/31/00     $ 37,677     $ 28,083

AXA Rosenberg Enhanced                   4/1/01 to 3/31/02     $  6,084     $  6,084
500 Fund                                 6/7/00 (inception     $  5,596     $  5,596
                                         date) to 3/31/01

AXA Rosenberg International              4/1/01 to 3/31/02     $ 12,526     $ 12,526
Equity Fund                              6/7/00 (inception     $ 11,032     $ 11,032
                                         date) to 3/31/01

AXA Rosenberg Global                     4/1/01 to 3/31/02     $ 17,533     $ 17,533
Long/Short Equity Fund                   9/29/00 (inception    $ 13,113     $ 13,113
                                         date) to 3/31/01

AXA Rosenberg U.S.                       9/4/01 (inception     $ 2,253      $ 2,253
Discovery Fund                           date) to 3/31/02

AXA Rosenberg European                   7/23/01 (inception    $ 7,128      $ 7,128
Fund                                     date) to 3/31/02

    The AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/02.

    The Trust has also entered into a Fund Accounting Agreement with BISYS Fund Services Ohio, Inc. (the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Funds' operations. For these services, the Fund Accountant is entitled to receive an annual fee of $30,000 for each of the AXA Rosenberg U.S. Small Capitalization Fund and AXA Rosenberg International Small Capitalization Fund, and $50,000, plus an additional fee of $10,000 per additional class in the event that new classes of shares are added, for each of the AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg European Fund, AXA Rosenberg U.S. Large Capitalization Fund and AXA Rosenberg U.S. Long/Short Equity Fund. For the periods indicated, the Funds paid, and the Fund Accountant waived, the following amounts in fund accounting fees:

FUND                                   TIME PERIOD       AMOUNT PAID   AMOUNT WAIVED
----                                -------------------  -----------   -------------
AXA Rosenberg U.S. Small            4/1/01 to 3/31/02    $ 59,925       $      0
Capitalization Fund                 4/1/00 to 3/31/01    $ 58,014       $      0
                                    4/1/99 to 3/31/00    $ 59,822       $      0

AXA Rosenberg International         4/1/01 to 3/31/02    $ 86,572       $      0
Small Capitalization Fund           4/1/00 to 3/31/01    $ 80,133       $      0
                                    4/1/99 to 3/31/00    $ 76,550       $      0

FUND                                    TIME PERIOD      AMOUNT PAID   AMOUNT WAIVED
----                                -------------------  -----------   -------------
AXA Rosenberg Value                 4/1/01 to 3/31/02     $ 92,860      $ 0
Long/Short Equity Fund              4/1/00 to 3/31/01     $ 79,849      $ 0
                                    4/1/99 to 3/31/00     $ 88,693      $ 0

AXA Rosenberg U.S. Large/Mid        4/1/01 to 3/31/02     $ 65,868      $ 0
Capitalization Long/Short           4/1/00 to 3/31/01     $ 58,255      $ 0
Equity Fund                         4/1/99 to 3/31/00     $ 59,849      $ 0

AXA Rosenberg Enhanced              4/1/01 to 3/31/02     $ 70,772      $ 0
500 Fund                            6/7/00 (inception     $ 46,230      $ 0
                                    date) to 3/31/01

AXA Rosenberg International         4/1/01 to 3/31/02     $ 89,964      $ 0
Equity Fund                         6/7/00 (inception     $ 58,213      $ 0
                                    date) to 3/31/01

AXA Rosenberg Global                4/1/01 to 3/31/02     $ 94,836      $ 0
Long/Short Equity Fund              9/29/00 (inception    $ 32,956      $ 0
                                    date) to 3/31/01

AXA Rosenberg U.S.                  9/4/01 (inception     $ 41,788      $ 0
Discovery Fund                      date) to 3/31/02

AXA Rosenberg European              7/23/01 (inception    $ 53,479      $ 0
Fund                                date) to 3/31/02

    The AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/02.

    DISTRIBUTOR AND DISTRIBUTION AND SHAREHOLDER SERVICE PLAN. As stated in the Prospectus under the heading "Management of the Trust -- Distributor," Institutional Shares and Investor Shares of each Fund and Adviser Shares of the AXA Rosenberg U.S. Small Capitalization Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"). Under the Distributor's Contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

    Pursuant to the Distribution and Shareholder Service Plan (the "Plan") described in the Prospectus, in connection with the distribution of Investor Shares of the Trust and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Investor Shares of the Trust, the Distributor receives certain distribution and shareholder service fees from the Trust. The Distributor may pay all or a portion of the distribution and service fees it receives from the Trust to participating and introducing brokers. The Funds pay no fees in connection with the distribution of Institutional Shares and Adviser Shares.

    For the periods indicated, the Funds incurred distribution and shareholder service expenses and the Distributor paid broker-dealers and other selling and/or servicing institutions as follows:

                                                                                                PAID OUT BY
                                                                         AMOUNT                 DISTRIBUTOR
                                                        DISTRIBUTION    RETAINED                    AS
                                   TIME                   EXPENSES         BY         AMOUNT     DESCRIBED
FUND                              PERIOD                  INCURRED     DISTRIBUTOR    WAIVED       ABOVE
----                             --------               ------------   -----------   --------   -----------
AXA Rosenberg U.S. Small         4/1/01 to 3/31/02      $ 219,215      $ 11,614      $      0    $ 207,601
Capitalization Fund              4/1/00 to 3/31/01      $  77,423      $ 38,317      $      -    $  39,106
                                 4/1/99 to 3/31/00      $  34,400      $     -       $ 19,543    $  14,857

AXA Rosenberg International      4/1/01 to 3/31/02      $  12,851      $    560      $      0    $  12,291
Small Capitalization Fund        4/1/00 to 3/31/01      $   4,297      $      -      $      -    $       -
                                 4/1/99 to 3/31/00      $   4,504      $    887      $      -    $   3,617

                                                                                                PAID OUT BY
                                                                         AMOUNT                 DISTRIBUTOR
                                                        DISTRIBUTION    RETAINED                    AS
                                   TIME                   EXPENSES         BY         AMOUNT     DESCRIBED
FUND                              PERIOD                  INCURRED     DISTRIBUTOR    WAIVED       ABOVE
----                             --------               ------------   -----------   --------   -----------
AXA Rosenberg Value              4/1/01 to 3/31/02      $  12,782      $  2,883      $      0    $   9,899
Long/Short Equity Fund           4/1/00 to 3/31/01      $   9,685      $  1,574      $      -    $   8,111
                                 4/1/99 to 3/31/00      $  38,217      $ 13,392      $      -    $  24,825

AXA Rosenberg U.S. Large/Mid     4/1/01 to 3/31/02      $     332      $    103      $      0    $     229
Capitalization Long/Short        4/1/00 to 3/31/01      $     443      $     36      $      -    $     407
Equity Fund                      4/1/99 to 3/31/00      $   2,469      $  1,456      $      -    $   1,013

AXA Rosenberg Enhanced           4/1/01 to 3/31/02      $       8      $      4      $      0    $       4
500 Fund                         6/7/00 (inception      $       -      $      -      $      -    $       -
                                 date) to 3/31/01

AXA Rosenberg International      4/1/01 to 3/31/02      $      64      $     52      $      0    $      12
Equity Fund                      6/7/00 (inception      $       7      $      5      $      0    $       2
                                 date) to 3/31/01

AXA Rosenberg Global             4/1/01 to 3/31/02      $      22      $     13      $      0    $       9
Long/Short Equity Fund           9/29/00 (inception     $       -      $      -      $      -    $       -
                                 date) to 3/31/01

AXA Rosenberg U.S.               9/4/01 (inception      $     295      $    145      $      0    $     150
Discovery Fund                   date) to 3/31/02

AXA Rosenberg European           7/23/01 (inception     $       7      $      4      $      0    $       3
Fund                             date) to 3/31/02

    The AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/02.

    The following table sets forth the amounts paid by the Funds for each principal type of distribution-related activity during the fiscal year ended March 31, 2002:

                                                                    AXA
                                          AXA          AXA       ROSENBERG
                           AXA         ROSENBERG    ROSENBERG  U.S. LARGE/MID   AXA         AXA
                        ROSENBERG    INTERNATIONAL    VALUE    CAPITALIZATION ROSENBERG   ROSENBERG
                        U.S. SMALL       SMALL      LONG/SHORT   LONG/SHORT   ENHANCED  INTERNATIONAL
                      CAPITALIZATION CAPITALIZATION  EQUITY        EQUITY       500        EQUITY
ACTIVITY                   FUND           FUND        FUND          FUND        FUND        FUND
--------              -------------- -------------- ---------- -------------- --------- -------------
Advertising.........       $      0       $     0    $     0           $  0        $0           $ 0
Printing and
  Mailing of
  Prospectuses to
  Other Than
  Current
  Shareholders......       $      0       $     0    $     0           $  0        $0           $ 0
Compensation to
  Underwriters......       $219,215       $12,851    $12,782           $332        $8           $64
Compensation to
  Broker-Dealers....       $      0       $     0    $     0           $  0        $0           $ 0
Compensation to
  Sales Personnel...       $      0       $     0    $     0           $  0        $0           $ 0
Interest, Carrying
  or Other
  Financing Charges.       $      0       $     0    $     0           $  0        $0           $ 0
Other...............       $      0       $     0    $     0           $  0        $0           $ 0

                             AXA
                          ROSENBERG      AXA
                           GLOBAL     ROSENBERG     AXA
                          LONG/SHORT     U.S.    ROSENBERG
                           EQUITY     DISCOVERY  EUROPEAN
ACTIVITY                    FUND        FUND       FUND
--------               -------------- ---------  ---------
Advertising.........             $ 0      $  0         $0
Printing and
  Mailing of
  Prospectuses to
  Other Than
  Current
  Shareholders......             $ 0      $  0         $0
Compensation to
  Underwriters......             $22      $295         $7
Compensation to
  Broker-Dealers....             $ 0      $  0         $0
Compensation to
  Sales Personnel...             $ 0      $  0         $0
Interest, Carrying
  or Other
  Financing Charges.             $ 0      $  0         $0
Other...............             $ 0      $  0         $0

    The AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/02.

    The Plan may be terminated with respect to Investor Shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of the Investor Shares class. Any change in the Plan that would materially increase the cost to Investor Shares requires approval by holders of Investor Shares. The

Trustees of the Trust review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plan may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. For so long as the Plan is in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

    The Distributor's Contract may be terminated with respect to any Fund or Investor Shares thereof at anytime by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by such Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment.

    The Plan and the Distributor's Contract will continue in effect with respect to Investor Shares for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of the class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

    If the Plan or the Distributor's Contract is terminated (or not renewed), it may continue in effect with respect to any class of any Fund as to which they have not been terminated (or have not been renewed).

    The Trustees of the Trust believe that the Plan will provide benefits to the Trust. The Trustees believe that the Plan will result in greater sales and/or fewer redemptions of Investor Shares although it is impossible to know for certain the level of sales and redemptions of the class that would occur in the absence of the Plan or under alternative distribution schemes. The Trustees believe that the effect on sales and/or redemptions benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust.

    The Plan is of the type known as a "compensation" plan. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of the relevant Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

    CUSTODIAL ARRANGEMENTS. Custodial Trust Company, Princeton, NJ 08540, for the AXA Rosenberg Value Long/Short Equity Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg Global Long/Short Equity Fund and the AXA Rosenberg U.S. Long/Short Equity Fund and State Street Bank and Trust
Company, Boston, Massachusetts 02102, for the AXA Rosenberg U.S. Small Capitalization Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg U.S. Discovery Fund, the AXA Rosenberg European Fund and the AXA Rosenberg U.S. Large Capitalization Fund are the Trust's custodians (each a "Custodian" and, collectively, the "Custodians"). As such, each Custodian holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to the relevant Fund. Upon instruction, each Custodian receives and delivers cash and securities of the relevant Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.

    INDEPENDENT ACCOUNTANTS. The Trust's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns and the Trust's filings with the Securities and Exchange Commission, and consults with the Trust as to matters of accounting and federal and state income taxation.

       CODES OF ETHICS. Each of the Trust (on behalf of each Fund), the Adviser and the principal underwriter have adopted codes of ethics (each a "Code") under Rule 17j-1 of the 1940 Act. The Trust's Code permits personnel subject thereto to invest in securities, but not in securities that the Fund may purchase or hold. The Adviser's Code permits personnel subject thereto to invest in securities, subject to prior approval. The principal underwriter's Code permits personnel subject thereto to invest in securities, including securities that the Fund may purchase or hold, so long as the investment does not lead to an actual or potential conflict of interest.

                             PORTFOLIO TRANSACTIONS

    INVESTMENT DECISIONS. The purchase and sale of portfolio securities for the Funds and for the other investment advisory clients of the Adviser are made by the Adviser with a view to achieving each client's investment objective. For example, a particular security may be purchased or sold on behalf of certain clients of the Adviser even though it could also have been purchased or sold for other clients at the same time.

    Likewise, a particular security may be purchased on behalf of one or more clients when the Adviser is selling the same security on behalf of one or more other clients. In some instances, therefore, the Adviser, acting for one client may sell a particular security to another client indirectly. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected PRO RATA on the basis of cash available or another equitable basis so as to avoid any one account being preferred over any other account.

    BROKERAGE AND RESEARCH SERVICES. Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid for such securities usually includes an undisclosed dealer commission or mark up. In placing orders for the portfolio transactions of a Fund, the Adviser will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are judgmental considerations.

    Over-the-counter transactions often involve dealers acting for their own account. It is the Adviser's policy to place over-the-counter market orders for a Fund with primary market makers unless better prices or executions are available elsewhere.

    Investment dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than the Trust requires. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' returns. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in programs allowing them access to their clients' accounts for servicing, including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursements of cash dividends. This Statement of Additional Informational and the Prospectus should be read in connection with such firms' material regarding their fees and services.

    Although the Adviser does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Adviser will receive such services from brokers who are expected to handle a substantial amount of a Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Adviser uses such research in servicing other clients as well as the Trust.

    As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and subject to such policies as the Trustees of the Trust may determine, the Adviser may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

    For the period indicated, the Funds paid brokerage commissions as follows:

                                                       4/1/99 -- 3/31/00    4/1/00 -- 3/31/01    4/1/01 -- 3/31/02
                                                       -----------------    -----------------    -----------------
AXA Rosenberg U.S. Small Capitalization Fund......     $1,707,050           $1,492,561           $1,615,531.64
AXA Rosenberg International Small Capitalization
  Fund............................................     $  137,982           $  135,592           $  105,224.29
AXA Rosenberg Value Long/Short Equity Fund........     $1,291,469           $  707,114           $  685,588.92
AXA Rosenberg U.S. Large/Mid Capitalization
  Long/Short Equity Fund..........................     $  201,910           $  158,825           $  105,930.45
AXA Rosenberg Enhanced 500 Fund...................                          $    6,264           $    6,297.49
AXA Rosenberg International Equity Fund...........                          $   23,551           $   16,021.49
AXA Rosenberg Global Long/Short Equity Fund.......                          $  116,018           $  116,189.83
AXA Rosenberg U.S. Discovery Fund.................                                               $    9,162.00
AXA Rosenberg European Fund.......................                                               $   14,099.32

    The AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/02.

                           TOTAL RETURN CALCULATIONS

    Each Fund computes its average annual total return separately for its share classes by determining the average annual compounded rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class, according to the following formula:

                        P(1 + T)TO THE POWER OF N = ERV

Where:

     T   =   Average annual total return
   ERV   =   Ending redeemable value of a hypothetical $1,000 investment made at the beginning of a period at the end of such period
     P   =   A hypothetical initial investment of $1,000
     n   =   Number of years

    Each Fund computes its cumulative total return separately for its share classes by determining the cumulative rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class, according to the following formula:

  T   =   ERV-1,000
          ---------
          1,000

Where:

     T   =   Cumulative rate of return    ERV   =   Ending redeemable value
of a hypothetical $1,000 investment              made at the beginning of a
period at the end of such period.

    The calculations of average annual total return and cumulative total return assume that any dividends and distributions are reinvested immediately, rather than paid to the investor in cash. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

    Unlike bank deposits or other investments that pay a fixed yield or return for a stated period of time, the return for each Fund will fluctuate from time to time and therefore does not provide a basis for determining future returns. Average annual total return and cumulative return are based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses.

    Average annual total returns are calculated separately for Investor Shares and Institutional Shares of each Fund and Adviser Shares of the AXA Rosenberg U.S. Small Capitalization Fund. Institutional Shares, Investor Shares and Adviser Shares are subject to different fees and expenses and may have different performance for the same period.

    The average annual total returns for the Funds for the periods ended March 31, 2002 were as follows:

                                                                                                        SINCE INCEPTION
                                                                                             10           (INCEPTION
FUND                                       CLASS OF SHARES     1 YEAR       5 YEARS        YEARS             DATE)
----                                       ----------------   --------      --------      --------   ---------------------
AXA Rosenberg............................  Institutional        23.92         13.10         16.63
U.S. Small                                 Investor             23.50         12.78           NA      13.06  (10/22/96)
Capitalization Fund                        Adviser              23.61         12.83           NA      11.63  (1/21/97)

AXA Rosenberg............................  Institutional        -4.80          0.94           NA       1.09  (9/23/96)
International Small                        Investor             -5.08          0.60           NA       0.72  (10/29/96)
Capitalization Fund

AXA Rosenberg............................  Institutional        13.53          NA             NA       1.03  (12/16/97)
Value Long/Short Equity Fund               Investor             13.24          NA             NA       0.68  (12/18/97)

AXA Rosenberg............................  Institutional         9.20          NA             NA       5.44  (10/19/98)
U.S. Large/Mid Capitalization              Investor              8.96          NA             NA       5.14  (11/11/98)
Long/Short Equity Fund

AXA Rosenberg............................  Institutional         1.69          NA             NA     -12.44  (6/7/00)
Enhanced 500 Fund

AXA Rosenberg............................  Institutional        -8.36          NA             NA     -14.87  (6/7/00)
International Equity Fund                  Investor             -8.83          NA             NA     -13.55  (12/5/00)

AXA Rosenberg............................  Institutional        12.21          NA             NA       5.40  (9/29/00)
Global Long/Short Equity Fund              Investor              NA            NA             NA       3.58  (8/23/01)

AXA Rosenberg U.S. Discovery Fund........  Institutional         NA            NA             NA      11.25  (9/4/01)
                                           Investor              NA            NA             NA      18.34  (10/3/01)

AXA Rosenberg European Fund..............  Institutional         NA            NA             NA      -2.40  (7/23/01)
                                           Investor              NA            NA             NA        NA

    The AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/02.

    PERFORMANCE COMPARISONS. Investors may judge the performance of the Funds by comparing them to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's and to data prepared by Lipper, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, MORNINGSTAR, INC., IBBOTSON ASSOCIATES, CDA/WIESENBERGER, THE NEW YORK TIMES, BUSINESS WEEK, U.S.A. TODAY, INSTITUTIONAL INVESTOR and other periodicals. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other institutions.

    From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders:
(1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Funds; (5) descriptions of investment strategies for the Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in a Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of a Fund.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

    The Trust is a diversified open-end series investment company organized as a Massachusetts business trust. A copy of the Second Amended and Restated Agreement and Declaration of Trust of the Trust, as amended (the "Declaration of Trust"), is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year of the Trust ends on March 31. The Trust changed its name to "Barr Rosenberg Series Trust" from "Rosenberg Series Trust" on August 5, 1996.

    Interests in the Trust's portfolios are currently represented by shares of eleven series, the AXA Rosenberg U.S. Small Capitalization Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg Value Long/Short Equity Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg Global Long/Short Equity Fund, the AXA Rosenberg U.S. Discovery Fund, the AXA Rosenberg European Fund, the AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Long/Short Equity Fund, issued pursuant to the Declaration of Trust. The rights of shareholders and powers of the Trustees of the Trust with respect to such shares are described in the Prospectus.

    The AXA Rosenberg U.S. Small Capitalization Fund is divided into three classes of shares: Institutional Shares, Investor Shares and Adviser Shares. Each other series of the Trust is divided into five classes of shares:
Institutional Shares, Investor Shares, Class A Shares, Class B Shares and Class C Shares.

    Each class of shares of each Fund represents interests in the assets of the Fund and has identical dividend, liquidation and other rights and the same terms and conditions, except that expenses, if any, related to the distribution and shareholder servicing of a particular class are borne solely by such class and each class may, at the discretion of the Trustees of the Trust, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund.

    The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

    VOTING RIGHTS. Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders will vote by individual series on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholders of one series shall not be entitled to vote on matters exclusively affecting another series, such matters including, without limitation, the adoption of or change in any fundamental policies or restrictions of the other series and the approval of the investment advisory contracts of the other series.

    Each class of shares of each Fund has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution and shareholder service plan applicable to that class. All classes of shares of a Fund will vote together, except with respect to any distribution and shareholder service plan applicable to a class or when a class vote is required as specified above or otherwise by the 1940 Act.

    There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

    No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, designate or modify new and existing series, sub-series or classes of shares of any series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

    SHAREHOLDER AND TRUSTEE LIABILITY. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant series for all loss and expense of any shareholder of that series held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the series of which he is or was a shareholder would be unable to meet its obligations.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and the officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. In addition, the Adviser has agreed to indemnify each Trustee who is not "an interested person" of the Trust to the maximum extent permitted by the 1940 Act against any liabilities arising by reason of such Trustee's status as a Trustee of the Trust.

OWNERS OF 5% OR MORE OF A FUND'S SHARES.

    The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg U.S. Small Capitalization Fund as of 7/16/02. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

INSTITUTIONAL SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
CHARLES SCHWAB & CO INC                                         14,621,460.260               33.0713%
THE EXCLUSIVE USE OF OUR CUSTOMERS

101 MONTGOMERY ST
SAN FRANCISCO, CA 94104

CITIZENS BANK                                                    2,824,326.143                6.3882%

101 N WASHINGTON AVE
SAGINAW, MI 48607

THE EVANGELICAL LUTHERANS                                        2,624,771.325                5.9368%
JEANIE SETO

135 SANTILLI HWY
EVERETT, MA 02149

TELIA PENSIONSSTIFTELSE                                          2,280,273.540                5.1576%

MARBACKAGATAN 11
FARSTA, 188 123 8

INVESTOR SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
MELLON BANK NA                                                   6,157,654.905               57.1388%
DOMINION SALARIED SAVINGS PLAN

135 SANTILLI HWY
EVERETT, MA 02149

CHARLES SCHWAB & CO INC                                          1,918,918.089               17.8062%
THE EXCLUSIVE USE OF OUR CUSTOMERS

101 MONTGOMERY ST
SAN FRANCISCO, CA 94104

NATIONAL FINANCIAL SERVICES CORPORATION                          1,309,429.710               12.1506%

ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10261

ADVISER SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
FTC AND CO                                                         317,852.136               16.6947%

P O BOX 173736
DENVER, CO 80217

SMITH BARNEY INC                                                   260,118.534               13.6623%

333 W 34TH ST 7TH FLOOR
NEW YORK, NY 10001

PRUDENTIAL SECURITIES                                              200,207.156               10.5156%
FOR EXCLSV BNFT OF OUR CUSTOMERS

1 NEW YORK PLZ
NEW YORK, NY 10292

    The following chart sets forth the names, addresses and percentage ownership of those shareholders owning of record 5% or more of the outstanding shares of the AXA Rosenberg International Small Capitalization Fund as of 7/16/02. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

INSTITUTIONAL SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
CHARLES SCHWAB & CO INC                                          2,420,381.892               78.0364%
THE EXCLUSIVE USE OF OUR CUSTOMERS

101 MONTGOMERY ST
SAN FRANCISCO, CA 94104

NATIONAL FINANCIAL SERVICES CORPORATION                            325,762.293               10.5030%

ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281

NATIONAL INVESTOR SERVICES CORP                                    238,831.651                7.7003%
THE EXCLUSIVE BENEFIT OF CUSTOMERS

55 WATER ST 32ND FLOOR
NEW YORK, NY 10041

INVESTOR SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
NATIONAL FINANCIAL SERVICES CORPORATION                            645,484.559               62.3618%

ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281

CHARLES SCHWAB & CO INC                                            318,173.261               30.7395%
THE EXCLUSIVE USE OF OUR CUSTOMERS

101 MONTGOMERY ST
SAN FRANCISCO, CA 94104

CLASS A SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
DONALDSON LUFKIN JENRETTE                                            3,151.475               87.6014%
SECURITIES CORPORATION INC

P O BOX 2052
JERSEY CITY, NJ 07303

BROWN CO SECURITIES CORP FBO                                           311.850                8.6685%
80327358

ONE BEACON STREET 18TH FLOOR
BOSTON, MA 02108

CLASS B SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
DONALDSON LUFKIN JENRETTE                                              727.001               84.4352%
SECURITIES CORPORATION INC

P O BOX 2052
JERSEY CITY, NJ 07303

BISYS FUND SERVICES OHIO INC                                           132.689               15.4107%

60 STATE ST SUITE 1300
BOSTON, MA 02109

    The following charts set forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg Value Long/Short Equity Fund as of 7/16/02. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

INSTITUTIONAL SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
LEHMAN BROTHERS SPECIAL FINL INC                                 3,432,971.272               38.7752%

3 WORLD FINANCIAL CENTER 6TH FL
NEW YORK, NY 10285

CHARLES SCHWAB & CO INC                                          1,437,198.188               16.2331%
THE EXCLUSIVE USE OF OUR CUSTOMERS

101 MONTGOMERY ST
SAN FRANCISCO, CA 94104

LONG/SHORT HOLDINGS LLC                                          1,413,356.180               15.9638%

425 PIKE ST STE 600
SEATTLE, WA 98101

BARR & JUNE ROSENBERG FOUNDATION                                 1,169,139.048               13.2054%

17 LA PUNTA
ORINDA, CA 94563

NATIONAL INVESTOR SERVICES CORP                                    763,590.235                8.6247%

55 WATER ST 32ND FLOOR
NEW YORK, NY 10041

INVESTOR SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
NATIONAL FINANCIAL SERVICES CORPORATION                          1,981,409.017               51.3259%

ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281

CHARLES SCHWAB & CO INC                                            615,567.961               15.9455%
THE EXCLUSIVE USE OF OUR CUSTOMERS

101 MONTGOMERY ST
SAN FRANCISCO, CA 94104

NATIONAL INVESTOR SERVICES CORP                                    418,770.021               10.8477%

55 WATER ST 32ND FLOOR
NEW YORK, NY 10041

TRUST COMPANY OF AMERICA FBO 75                                    323,847.226                8.3889%

PO BOX 6503
ENGLEWOOD, CO 80155

CLASS A SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
DONALDSON LUFKIN JENRETTE                                       113,739.425            99.9047%
SECURITIES CORPORATION INC

P O BOX 2052
JERSEY CITY, NJ 07303

CLASS B SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
DONALDSON LUFKIN JENRETTE                                        89,604.734             99.8792%
SECURITIES CORPORATION INC

P O BOX 2052
JERSEY CITY, NJ 07303

    The following charts set forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund as of 7/16/02. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

INSTITUTIONAL SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
BARR & JUNE ROSENBERG FOUNDATION                                   507,692.614               55.4499%

17 LA PUNTA
ORINDA, CA 94563

CHARLES SCHWAB & CO INC                                            215,491.075               23.5358%
THE EXCLUSIVE USE OF OUR CUSTOMERS

101 MONTGOMERY ST
SAN FRANCISCO, CA 94104

NATIONAL FOOTBALL LEAGUE PLAYERS ASSOC                             175,822.237               19.2032%

3500 PACIFIC AVE
VIRGINIA BEACH, VA 23451

INVESTOR SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
CHARLES SCHWAB & CO INC                                            183,094.159               76.3079%
THE EXCLUSIVE USE OF OUR CUSTOMERS

101 MONTGOMERY ST
SAN FRANCISCO, CA 94104

DONALDSON LUFKIN JENRETTE                                           22,415.975                9.3423%
SECURITIES CORPORATION INC

P O BOX 2052
JERSEY CITY, NJ 07303

NATIONAL FINANCIAL SERVICES CORPORATION                             17,225.350                7.1790%

ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281

CLASS A SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
BIDWELL COMPANY FBO                                                    965.251               91.2316%
WILLIAM C SCOTT

330 SW 6TH AVE
PORTLAND, OR 97204

BISYS FUND SERVICES OHIO INC                                            91.853                8.6816%

60 STATE ST SUITE 1300
BOSTON, MA 02109

CLASS B SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
BISYS FUND SERVICES OHIO INC                                            91.740               99.0103%

60 STATE ST SUITE 1300
BOSTON, MA 02109

    The following charts set forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg Global Long/Short Equity Fund as of 7/16/02. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

INSTITUTIONAL SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
BARR & JUNE ROSENBERG FOUNDATION                                   929,012.580               87.8787%

17 LA PUNTA
ORINDA, CA 94563

ROSENBERG ALPHA LP                                                  54,463.817                5.1519%

4 ORINDA WAY BLDG E
ORINDA, CA 94563

INVESTOR SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
NATIONAL FINANCIAL SERVICES CORPORATION                             59,075.449               57.8785%

ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281

NATIONAL INVESTOR SERVICES CORP                                     35,220.896               34.5073%

55 WATER ST 32ND FLOOR
NEW YORK, NY 10041

CLASS A SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
DONALDSON LUFKIN JENRETTE                                              554.622               85.6258%
SECURITIES CORPORATION INC

P O BOX 2052
JERSEY CITY, NJ 07303

BISYS FUND SERVICES OHIO INC                                            92.184               14.2319%

60 STATE ST SUITE 1300
BOSTON, MA 02109

CLASS B SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
NATIONAL INVESTOR SERVICES FBO                                         305.862              76.6848%
820-91591-13

55 WATER STREET 32ND FLOOR
NY, NY 10041

BISYS FUND SERVICES OHIO INC                                            92.073               23.0843%

60 STATE ST SUITE 1300
BOSTON, MA 02109

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg Enhanced 500 Fund as of 7/16/02. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

INSTITUTIONAL SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
EQUITABLE LIFE ASSURANCE SOCIETY                                   500,000.000               90.2838%
OF THE UNITED STATES

1290 AVENUE OF THE AMERICAS 12TH FL
NEW YORK, NY 10104

CHARLES SCHWAB & CO INC                                             52,697.345                9.5154%
THE EXCLUSIVE USE OF OUR CUSTOMERS

101 MONTGOMERY ST
SAN FRANCISCO, CA 94104

INVESTOR SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
BARR ROSENBERG FUNDS DISTRIBUTOR INC                                     2.520               71.5909%

60 STATE ST
BOSTON, MA 02109

EDGEWOOD SERVICES INC TEST ACC                                           1.000               28.4091%
TRUSTEE

PO BOX 897
PITTSBURGH, PA 15230

CLASS A SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
BISYS FUND SERVICES OHIO INC                                           141.838               50.0987%

60 STATE ST SUITE 1300
BOSTON, MA 02109

DONALDSON LUFKIN JENRETTE                                              139.860               49.4001%
SECURITIES CORPORATION INC

P O BOX 2052
JERSEY CITY, NJ 07303

CLASS B SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
BISYS FUND SERVICES OHIO INC                                           141.664               99.0103%

60 STATE ST SUITE 1300
BOSTON, MA 02109

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg International Equity Fund as of 7/16/02. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

INSTITUTIONAL SHARES

NAME AND ADDRESS                                              NUMBER OF SHARES   OWNERSHIP PERCENTAGE
----------------                                              ----------------   --------------------
EQUITABLE LIFE ASSURANCE SOCIETY                                 1,000,000.000               89.3263%
OF THE UNITED STATES

1290 AVENUE OF THE AMERICAS 12TH FL
NEW YORK, NY 10104

AXA ROSENBERG GROUP                                               101,462.939                 9.0633%

4 ORINDA WAY BLDG E
ORINDA, CA 94563

INVESTOR SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
NATIONAL FINANCIAL SVCS CORP            5,908.419                     65.3377%
FOR EXCLUSIVE BENEFIT OF OUR CUST

200 LIBERTY ST
NEW YORK, NY 10281

ARTHUR Y LISS                           1,249.575                     13.8183%

39400 WOODWARD AVE SUITE 200
BLOOMFIELD, MI 48304

NATIONAL INVESTOR SERVICES CORP           859.554                      9.5053%

55 WATER ST 32ND FLOOR
NEW YORK, NY 10041

SANDRA B COOK                             785.647                      8.6880%
SANDRA B COOK FAMILY TRUST

1201 N ASTOR ST
CHICAGO, IL 60610

CLASS A SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
BISYS FUND SERVICES OHIO INC               152.130                       99.0094%

60 STATE ST SUITE 1300
BOSTON, MA 02109

CLASS B SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
BISYS FUND SERVICES OHIO INC               151.925                      99.0101%

60 STATE ST SUITE 1300
BOSTON, MA 02109

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg U.S. Discovery Fund as of 7/16/02. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

INSTITUTIONAL SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
CHARLES SCHWAB & CO INC                    267,747.616                  99.4004%
THE EXCLUSIVE USE OF OUR CUSTOMERS

101 MONTGOMERY ST
SAN FRANCISCO, CA 94104

INVESTOR SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
NATIONAL FINANCIAL SERVICES CORPORATION    24,748.872                    73.6291%

ONE WORLD FINANCIAL CENTER
NEW YORK, NY 10281

FIRST TRUST CORP                            8,555.103                    25.4519%
AGUSTIN R SEVILLA

PO BOX 173301
DENVER, CO 80217

CLASS A SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
DONALDSON LUFKIN JENRETTE                  6,290.079                   98.2598%
SECURITIES CORPORATION INC

P O BOX 2052
JERSEY CITY, NJ 07303

CLASS B SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
DONALDSON LUFKIN JENRETTE                  6,033.934                    92.823%
SECURITIES CORPORATION INC

P O BOX 2052
JERSEY CITY, NJ 07303

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg European Fund as of 7/16/02. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

INSTITUTIONAL SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
SPS SOCIETE DE PLACEMENTS SELECTIONNES    750,000.000                    99.9860%

46 AVENUE DE LA GRANDE ARMEE
PARIS FRANCE, 067 75017

INVESTOR SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
BARR ROSENBERG FUNDS DISTRIBUTOR INC          1.000                       100.0000%

60 STATE ST
BOSTON, MA 02109

CLASS A SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
BISYS FUND SERVICES OHIO INC                  113.379                      99.0097%

60 STATE SUITE 1300
BOSTON, MA 02109

CLASS B SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
BISYS FUND SERVICES OHIO INC                113.379                      99.0097%

60 STATE ST SUITE 1300
BOSTON, MA 02109

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg U.S. Large Capitalization Fund as of 7/16/02. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

INSTITUTIONAL SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
AXA CORPORATE SOLUTIONS SA                1,108,143.540                   99.9999%

40 RUE DU COLISEE
PARIS FRANCE, 067 75008

INVESTOR SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
BISYS FUND SERVICES OHIO INC                100.000                       99.0099%

60 STATE ST SUITE 1300
BOSTON, MA 02109

CLASS A SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
BISYS FUND SERVICES OHIO INC                100.000                        99.0099%

60 STATE ST SUITE 1300
BOSTON, MA 02109

CLASS B SHARES

NAME AND ADDRESS                        NUMBER OF SHARES            OWNERSHIP PERCENTAGE
----------------                        ----------------            --------------------
BISYS FUND SERVICES OHIO INC                 100.000                      99.0099%

60 STATE ST SUITE 1300
BOSTON, MA 02109

                        DETERMINATION OF NET ASSET VALUE

    As indicated in the Prospectus, the net asset value of each Fund share is determined on each day on which the New York Stock Exchange is open for trading. The Trust expects that the days, other than weekend days, that the New York Stock Exchange will not be open are New Year's Day, Martin Luther King's Day, President's Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day.

    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Futures contracts are valued by comparing the gain or loss by reference to the current settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees of the Trust or by persons acting at their direction using procedures that the Trustees have approved.

                       PURCHASE AND REDEMPTION OF SHARES

    The procedures for purchasing shares of each of the Funds and for determining the offering price of such shares are described in the Prospectus. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of (i) $250,000 or
(ii) 1% of the total net asset value of the Trust at the beginning of such period. The procedures for redeeming shares of each of the Funds are described in the Prospectus.


    The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers have also been authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives such order. Such orders will be priced at the respective Fund's net asset value per share next determined after such orders are received by an authorized broker or the broker's authorized designee.


                            FINANCIAL STATEMENTS


    The Report of Independent Accountants and financial statements of the Funds (except for the AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Long/Short Equity Fund, which were not yet operational) included in the Trust's Annual Report for the period ended March 31, 2002 (the "Annual Report") are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing to Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning 1-800-447-3332.

    The financial statements incorporated by reference into this Statement of Additional Information have been audited by PricewaterhouseCoopers LLP, independent accountants, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.


                                       36